                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-05876

                          LORD ABBETT SERIES FUND, INC.
                          -----------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 12/31

Date of reporting period: 6/30/2006
                          ---------
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ITEM 1:         REPORT TO SHAREHOLDERS.
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[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   ALL VALUE PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

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LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund--All Value Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-----------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: As the first half of the six month period came to a close, domestic equities, as measured by the S&P 500(R) Index,(1) were in positive territory and at multiyear highs. Unfortunately, a string of events led to the erosion of those gains, ultimately leaving the S&P 500 down for the period. Triggering the sell-off was a higher than expected March inflation report (released in mid-April).

     As the market came under pressure in the second half of the period, investors reduced their exposure to market risk. Though small capitalization stocks outperformed the broad market in the six months to June, large caps benefited (relative to small caps) in the second half from a flight to quality that occurred as the market consolidated. Like their capitalization, mid cap equities represented the middle ground of equity performance; outperforming the lagging large caps, while trailing the higher returns of small caps. Within the S&P 500, the top performing sectors were energy, telecommunications, and industrials. The performance of the energy sector was well correlated to gains in the spot market for crude oil, while industrials rallied due to positive underlying macroeconomic fundamentals. The positive six month performance turned in by the telecommunications sector was biased by a very robust first quarter. The worst performing sectors were information technology and healthcare.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 7.9%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared with its benchmark, the Russell 3000(R) Value Index,(2) which returned 6.9% percent in the same period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR: 17.59% AND SINCE INCEPTION (APRIL 30, 2003): 17.65%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions, but does not include


                                                                               1

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mortality and expense charges, any administrative policy charges, or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. During certain periods, certain expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The producer durables sector was the greatest contributor to the Fund's performance relative to its benchmark in the period. Within that sector, individual holdings adding to performance included: Parker Hannifin Corp., a manufacturer of motion-control products; Cooper Industries, Ltd., a manufacturer of electrical products, tools, and hardware; and Ladish Co., Inc., a producer of forged and cast-metal components for the jet engine, aerospace, and industrial markets.

     Relative performance also benefited from the portfolio's overweight in the materials and processing sector. Among the individual contributors in the sector were Archer-Daniels-Midland Co., a supplier of agricultural commodities and products, and the Fund's number-one contributor; Quanex Corp., a manufacturer of specialty steel bars and engineering products for the transportation and construction industries; Hughes Supply, Inc., a wholesale distributor of construction and maintenance products (recently acquired by Home Depot(R)); and Steel Dynamics, Inc., an owner and operator of steel mini-mills, the Fund's number-two contributor. Elsewhere, the other energy sector also added to relative performance.

     Other individual holdings contributing to performance included: Trinity Industries, Inc., a manufacturer of transportation, construction, and industrial products; ExxonMobil Corp., an operator of petroleum and petrochemicals businesses; and Tellabs, Inc., a maker of voice, data, and video transport and network access systems.

     Overall, the consumer discretionary sector was the greatest detractor from the Fund's performance relative to its benchmark. Within that sector, Pacific Sunwear of California, Inc., which operates a nationwide mall-based specialty retail chain of stores, and Sabre Holdings Corp., a provider of online reservation capabilities for vacation packages, also disappointed.


2

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     The technology sector also detracted from relative performance.
Disappointing in this sector were: Zebra Technologies Corp., a manufacturer of bar code label and plastic card printers; Sun Microsystems, Inc., a provider of solutions for building and maintaining network computing environments; and Microsoft Corp., a developer of software products. Elsewhere, the portfolio's underweight position in the integrated oils sector also took away from relative performance.

     Other individual holdings detracting in the period were: Crown Holdings Inc., a manufacturer of packaging products for consumer goods, and the Fund's number-one detractor in the period, and General Electric Co., a provider of jet engines, power plant turbines, locomotives, medical imaging equipment, and private label credit cards. General Electric was the portfolio's second largest holding in the period and the Fund's second largest individual detractor. Three other holdings disappointed: CMS Energy Corp., a provider of energy services and developer of energy facilities; Frontier Airlines Holdings, Inc., a low-fare, full-service commercial airline; and Boston Scientific Corp., a developer of minimally invasive medical devices.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index also are members of either the Russell 1000(R) Value or the Russell 2000(R) Value indexes.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                                                                               3

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


4

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     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT     ACCOUNT    PAID DURING
                                             VALUE       VALUE       PERIOD+
                                           ---------   ---------   -----------
                                                                     1/1/06 -
CLASS VC                                     1/1/06     6/30/06      6/30/06
                                           ---------   ---------   -----------
Actual                                     $1,000.00   $1,078.90      $5.88
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.12      $5.71

+ Expenses are equal to the Fund's annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                         %**
Auto & Transportation          2.52%
Consumer Discretionary         8.94%
Consumer Staples               7.66%
Financial Services            11.90%
Healthcare                     7.89%
Integrated Oils                6.32%
Materials & Processing        11.58%
Other                          7.95%
Other Energy                   2.66%
Producer Durables             10.15%
Technology                     9.12%
Utilities                      7.79%
Short-Term Investments         5.52%
Total                        100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.


                                                                               5

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SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCKS 97.58%
AEROSPACE 0.23%
MOOG INC. CLASS A*                                                4,150   $  142
                                                                          ------
AUTO COMPONENTS 0.12%
GENTEX CORP                                                       5,300       74
                                                                          ------
BANKS 5.10%
BANK OF AMERICA CORP.                                             5,600      269
BANK OF NEW YORK CO., INC. (THE)                                 14,900      480
CULLEN/FROST BANKERS, INC.                                       18,800    1,077
MARSHALL & ILSLEY CORP.                                          15,500      709
SUNTRUST BANKS, INC.                                              7,500      572
                                                                          ------
TOTAL                                                                      3,107
                                                                          ------
BEVERAGE: BREWERS 0.75%
ANHEUSER-BUSCH COS., INC.                                        10,000      456
                                                                          ------
BEVERAGE: SOFT DRINKS 1.84%
PEPSICO, INC.                                                    18,700    1,123
                                                                          ------
BUILDING: MATERIALS 0.15%
SIMPSON MANUFACTURING CO., INC.                                   2,600       94
                                                                          ------
CHEMICALS 1.69%
EASTMAN CHEMICAL CO.                                              6,010      325
PRAXAIR, INC.                                                    13,075      706
                                                                          ------
TOTAL                                                                      1,031
                                                                          ------
COMMUNICATIONS TECHNOLOGY 3.40%
ADC TELECOMMUNICATIONS, INC.*                                     3,700       62
ANIXTER INT'L., INC.                                             12,000      570
AVAYA, INC.*                                                     11,400      130
MCAFEE, INC.*                                                    30,000      728
TELLABS, INC.*                                                   43,900      584
                                                                          ------
TOTAL                                                                      2,074
                                                                          ------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 1.71%
CADENCE DESIGN SYSTEMS, INC.*                                    60,700   $1,041
                                                                          ------
COMPUTER TECHNOLOGY 1.64%
SUN MICROSYSTEMS, INC.*                                         100,000      415
ZEBRA TECHNOLOGIES CORP. CLASS A*                                17,100      584
                                                                          ------
TOTAL                                                                        999
                                                                          ------
CONSUMER ELECTRONICS 0.24%
HARMAN INTERNATIONAL INDUSTRIES, INC.                             1,700      145
                                                                          ------
CONTAINERS & PACKAGING: METAL & GLASS 0.61%
CROWN HOLDINGS, INC.*                                            24,000      374
                                                                          ------
CONTAINERS & PACKAGING: PAPER & PLASTIC 0.45%
SONOCO PRODUCTS CO.                                               8,600      272
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES 0.58%
CITIGROUP, INC.                                                   7,300      352
                                                                          ------
DIVERSIFIED MANUFACTURING 0.85%
BALL CORP.                                                        8,300      307
HEXCEL CORP.*                                                    13,400      211
                                                                          ------
TOTAL                                                                        518
                                                                          ------
DIVERSIFIED PRODUCTION 1.41%
DOVER CORP.                                                      17,400      860
                                                                          ------
DRUG & GROCERY STORE CHAINS 1.78%
KROGER CO. (THE)                                                 49,600    1,084
                                                                          ------
DRUGS & PHARMACEUTICALS 7.60%
ABBOTT LABORATORIES                                               9,800      428
GLAXOSMITHKLINE PLC ADR                                          10,500      586
MYLAN LABORATORIES, INC.                                         37,600      752
NOVARTIS AG ADR                                                  23,000    1,240
PFIZER, INC.                                                      4,100       96
SCHERING-PLOUGH CORP.                                             9,230      176

                       SEE NOTES TO FINANCIAL STATEMENTS.


6

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SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
JUNE 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR                          11,500   $  363
WYETH                                                            22,300      990
                                                                          ------
TOTAL                                                                      4,631
                                                                          ------
ELECTRICAL EQUIPMENT & COMPONENTS 2.68%
AMETEK, INC.                                                      3,100      147
COOPER INDUSTRIES  LTD. CLASS A                                  10,100      938
EMERSON ELECTRIC CO.                                              6,500      545
                                                                          ------
TOTAL                                                                      1,630
                                                                          ------
ELECTRONICS 2.48%
AVX CORP.                                                        42,500      671
VISHAY INTERTECHNOLOGY, INC.*                                    53,500      842
                                                                          ------
TOTAL                                                                      1,513
                                                                          ------
ELECTRONICS: TECHNOLOGY 0.18%
GENERAL DYNAMICS CORP.                                            1,700      111
                                                                          ------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.53%
AUTOMATIC DATA PROCESSING, INC.                                  16,600      753
JACK HENRY & ASSOCIATES, INC.                                     9,200      181
                                                                          ------
TOTAL                                                                        934
                                                                          ------
FOODS 1.22%
CAMPBELL SOUP CO.                                                20,000      742
                                                                          ------
GOLD 4.32%
BARRICK GOLD CORP. (CANADA)(a)                                   35,700    1,057
NEWMONT MINING CORP.                                             29,700    1,572
                                                                          ------
TOTAL                                                                      2,629
                                                                          ------
HOUSEHOLD EQUIPMENT & PRODUCTS 0.46%
BLACK & DECKER CORP (THE)                                         3,300      279
                                                                          ------
HOUSEHOLD FURNISHINGS 0.79%
ETHAN ALLEN INTERIORS INC.                                       13,100   $  479
                                                                          ------
IDENTIFICATION CONTROL & FILTER DEVICES 4.52%
HUBBELL, INC. CLASS B                                            14,500      691
IDEX CORP.                                                        7,700      363
PARKER HANNIFIN CORP.                                            14,700    1,141
WATERS CORP.*                                                    12,600      559
                                                                          ------
TOTAL                                                                      2,754
                                                                          ------
INSURANCE: MULTI-LINE 2.60%
AFLAC, INC.                                                      15,500      718
GENWORTH FINANCIAL, INC. CLASS A                                 18,900      659
MARKEL CORP.*                                                       600      208
                                                                          ------
TOTAL                                                                      1,585
                                                                          ------
INSURANCE: PROPERTY-CASUALTY 0.10%
ACE LTD. (BERMUDA)(a)                                             1,200       61
                                                                          ------
MACHINERY: AGRICULTURAL 0.26%
DEERE & CO.                                                       1,905      159
                                                                          ------
MACHINERY: INDUSTRIAL/SPECIALTY 0.49%
KENNAMETAL INC.                                                   3,900      243
WOODWARD GOVERNOR CO.                                             1,800       55
                                                                          ------
TOTAL                                                                        298
                                                                          ------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.57%
HALLIBURTON CO.                                                   7,300      542
SCHLUMBERGER LTD. (NETHERLANDS)(a)                                3,000      195
SUPERIOR ENERGY SERVICES, INC.*                                   6,400      217
                                                                          ------
TOTAL                                                                        954
                                                                          ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 0.54%
BOSTON SCIENTIFIC CORP.*                                          7,900      133
ZIMMER HOLDINGS, INC.*                                            3,500      199
                                                                          ------
TOTAL                                                                        332
                                                                          ------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                               7

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SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
JUNE 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
METAL FABRICATING 2.35%
QUANEX CORP.                                                     18,350   $  790
SHAW GROUP, INC. (THE)*                                          12,500      347
TIMKEN CO. (THE)                                                  8,700      292
                                                                          ------
TOTAL                                                                      1,429
                                                                          ------
MISCELLANEOUS: CONSUMER STAPLES 1.28%
DIAGEO PLC ADR                                                   11,500      777
                                                                          ------
MISCELLANEOUS: EQUIPMENT 0.89%
W.W. GRAINGER, INC.                                               7,200      542
                                                                          ------
MISCELLANEOUS: MATERIALS & PROCESSING 0.29%
ROGERS CORP.*                                                     3,090      174
                                                                          ------
MULTI-SECTOR COMPANIES 8.21%
3M CO.                                                            6,600      533
CARLISLE COS., INC.                                              11,400      904
EATON CORP.                                                       7,770      586
GENERAL ELECTRIC CO.                                             53,100    1,750
HONEYWELL INT'L., INC.                                            2,400       97
TRINITY INDUSTRIES, INC.                                         28,100    1,135
                                                                          ------
TOTAL                                                                      5,005
                                                                          ------
OIL: CRUDE PRODUCERS 0.08%
RANGE RESOURCES CORP.                                             1,700       46
                                                                          ------
OIL: INTEGRATED DOMESTIC 0.80%
ENCANA CORP. (CANADA)(a)                                          9,300      490
                                                                          ------
OIL: INTEGRATED INTERNATIONAL 5.72%
BP PLC ADR                                                        2,700      188
CHEVRON CORP.                                                    12,500      776
EXXONMOBIL CORP.                                                 41,100    2,521
                                                                          ------
TOTAL                                                                      3,485
                                                                          ------
PAINTS & COATINGS 0.56%
VALSPAR CORP. (THE)                                              13,000      343
                                                                          ------
PUBLISHING: MISCELLANEOUS 0.82%
R.R. DONNELLEY & SONS CO.                                        15,600      498
                                                                          ------
RAILROADS 0.63%
UNION PACIFIC CORP.                                               4,140   $  385
                                                                          ------
REAL ESTATE INVESTMENT TRUSTS 1.06%
HOST HOTELS & RESORTS INC.                                       29,420      643
                                                                          ------
RENTAL & LEASING SERVICES: COMMERCIAL 0.96%
GATX FINANCIAL CORP.                                             13,800      586
                                                                          ------
RESTAURANTS 1.26%
BRINKER INT'L., INC.                                             12,300      447
OSI RESTAURANT PARTNERS, INC.                                     5,500      190
RUBY TUESDAY, INC.                                                5,400      132
                                                                          ------
TOTAL                                                                        769
                                                                          ------
RETAIL 3.21%
FEDERATED DEPARTMENT  STORES, INC.                               32,874    1,203
FOOT LOCKER, INC.                                                12,800      313
PACIFIC SUNWEAR OF CALIFORNIA, INC.*                             16,600      298
WAL-MART STORES, INC.                                             3,000      145
                                                                          ------
TOTAL                                                                      1,959
                                                                          ------
SAVINGS & LOAN 0.36%
WEBSTER FINANCIAL CORP.                                           4,665      221
                                                                          ------
SERVICES: COMMERCIAL 1.42%
SABRE HOLDINGS CORP.
   CLASS A                                                       14,400      317
WASTE MANAGEMENT, INC.                                           15,300      549
                                                                          ------
TOTAL                                                                        866
                                                                          ------
SOAPS & HOUSEHOLD CHEMICALS 1.05%
PROCTER & GAMBLE CO. (THE)                                       11,509      640
                                                                          ------
STEEL 0.69%
STEEL DYNAMICS, INC.                                              6,400      421
                                                                          ------
TEXTILES APPAREL MANUFACTURERS 1.04%
VF CORP.                                                          9,300      632
                                                                          ------
                       SEE NOTES TO FINANCIAL STATEMENTS.


8

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SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                                          VALUE
INVESTMENTS                                                     SHARES    (000)
--------------------------------------------------------------------------------
TRUCKERS 1.85%
HEARTLAND EXPRESS, INC.                                         27,600   $   494
WERNER ENTERPRISES, INC.                                        31,200       632
                                                                         -------
TOTAL                                                                      1,126
                                                                         -------
UTILITIES: CABLE TV & RADIO 1.49%
COMCAST CORP. SPECIAL
CLASS A*                                                        27,650       906
                                                                         -------
UTILITIES: ELECTRICAL 3.43%
AMEREN CORP.                                                     8,018       405
AVISTA CORP.                                                     3,900        89
CMS ENERGY CORP.*                                               15,440       200
NISOURCE, INC.                                                  16,700       365
PNM RESOURCES, INC.                                             13,000       324
SOUTHERN CO.                                                    22,000       705
                                                                         -------
TOTAL                                                                      2,088
                                                                         -------
UTILITIES: GAS DISTRIBUTORS 1.11%
AGL RESOURCES INC.                                               6,700       255
NICOR INC.                                                       3,300       137
UGI CORP.                                                       11,600       286
                                                                         -------
TOTAL                                                                        678
                                                                         -------
UTILITIES: GAS PIPELINES 1.11%
EL PASO CORP.                                                   45,100       676
                                                                         -------
UTILITIES: TELECOMMUNICATIONS 2.02%
AT&T INC.                                                       14,500       404
BELLSOUTH CORP.                                                  4,000       145
QWEST COMMUNICATIONS INT'L., INC.*                              20,000       162
VERIZON COMMUNICATIONS, INC.                                    15,500       519
                                                                         -------
TOTAL                                                                      1,230
                                                                         -------
TOTAL COMMON STOCKS
(cost $56,021,652)                                                        59,452
                                                                         =======

                                                             PRINCIPAL
                                                               AMOUNT    VALUE
INVESTMENTS                                                    (000)     (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 5.70%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED 6/30/2006,
   4.62% DUE 7/3/2006 WITH STATE STREET BANK & TRUST CO.
   COLLATERALIZED BY $3,640,000 OF FEDERAL HOME LOAN
   MORTGAGE CORP. AT 5.50% DUE 11/16/2015; VALUE:
   $3,549,000; PROCEEDS: $3,478,063 (COST $3,476,724)          $3,477   $ 3,477
                                                                        -------
TOTAL INVESTMENTS IN SECURITIES 103.28%
(cost $59,498,376)                                                       62,929
                                                                        =======
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (3.28%)                   (2,001)
                                                                        =======
NET ASSETS 100.00%                                                      $60,928
                                                                        =======

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $59,498,376)                $62,929,509
Cash                                                                      72,043
Receivables:
   Capital shares sold                                                   183,839
   Investment securities sold                                            180,528
   Interest and dividends                                                 54,089
   From advisor                                                            2,948
Prepaid expenses                                                             141
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          63,423,097
--------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                     2,376,223
   Capital shares reacquired                                              57,712
   Management fee                                                         33,096
   Fund administration                                                     1,765
   Directors' fees                                                         1,208
Accrued expenses and other liabilities                                    24,598
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      2,494,602
================================================================================
NET ASSETS                                                           $60,928,495
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                      $55,731,542
Undistributed net investment income                                      161,678
Accumulated net realized gain on investments                           1,604,142
Net unrealized appreciation on investments                             3,431,133
--------------------------------------------------------------------------------
NET ASSETS                                                           $60,928,495
================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK
   AUTHORIZED, $.001 PAR VALUE)                                        3,811,305
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                        $     15.99
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                            $  369,059
Interest                                                                 57,099
Foreign withholding tax                                                  (2,446)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 423,712
===============================================================================
EXPENSES:
Management fee                                                          173,426
Shareholder servicing                                                    63,684
Professional                                                             16,991
Reports to shareholders                                                  14,065
Custody                                                                  13,925
Fund administration                                                       9,249
Directors' fees                                                             657
Other                                                                        74
-------------------------------------------------------------------------------
Gross expenses                                                          292,071
   Expense reductions (See Note 7)                                         (664)
   Expenses assumed by advisor (See Note 3)                             (25,658)
-------------------------------------------------------------------------------
NET EXPENSES                                                            265,749
===============================================================================
NET INVESTMENT INCOME                                                   157,963
===============================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                      1,309,330
Net change in unrealized appreciation on investments                  1,515,312
===============================================================================
NET REALIZED AND UNREALIZED GAIN                                      2,824,642
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,982,605
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                        FOR THE SIX MONTHS
                                       ENDED JUNE 30, 2006   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                     (UNAUDITED)        DECEMBER 31, 2005

OPERATIONS:
Net investment income                      $   157,963          $   111,442
Net realized gain on investments             1,309,330              425,668
Net change in unrealized
   appreciation on investments               1,515,312            1,350,562
-------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                 2,982,605            1,887,672
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                               --             (110,223)
Net realized gain                                   --             (112,911)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 --             (223,134)
===============================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares               25,338,143           26,755,099
Reinvestment of distributions                       --              223,134
Cost of shares reacquired                   (1,669,360)            (822,580)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS          23,668,783           26,155,653
===============================================================================
NET INCREASE IN NET ASSETS                  26,651,388           27,820,191
===============================================================================
NET ASSETS:
Beginning of period                         34,277,107            6,456,916
-------------------------------------------------------------------------------
END OF PERIOD                              $60,928,495          $34,277,107
===============================================================================
UNDISTRIBUTED NET INVESTMENT INCOME        $   161,678          $     3,715
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                          SIX MONTHS
                                            ENDED         YEAR ENDED      4/30/2003(c)
                                          6/30/2006    ---------------         TO
                                         (UNAUDITED)    2005     2004      12/31/2003
                                         -----------   ------   ------    ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $14.82       $13.95   $12.10     $10.00
                                          ------       ------   ------     ------
Investment operations:
   Net investment income(a)                  .05          .09      .13        .04
   Net realized and unrealized gain         1.12          .88     1.77       2.48
                                          ------       ------   ------     ------
      Total from investment operations      1.17          .97     1.90       2.52
                                          ------       ------   ------     ------
Distributions to shareholders from:
   Net investment income                      --         (.05)    (.05)      (.04)
   Net realized gain                          --         (.05)      --(e)    (.38)
                                          ------       ------   ------     ------
      Total distributions                     --         (.10)    (.05)      (.42)
                                          ------       ------   ------     ------
NET ASSET VALUE, END OF PERIOD            $15.99       $14.82   $13.95     $12.10
                                          ======       ======   ======     ======
Total Return(b)                             7.89%(d)     6.95%  15.71%      25.33%(d)
RATIOS TO AVERAGE NET ASSETS:
Expenses, including expense reductions
   and expenses assumed                      .57%(d)     1.14%    1.14%       .77%(d)
Expenses, excluding expense reductions
   and expenses assumed                      .62%(d)     1.75%    3.06%     22.10%(d)
Net investment income                        .34%(d)      .66%     .99%       .35%(d)

                                         SIX MONTHS
                                            ENDED         YEAR ENDED      4/30/2003(c)
                                          6/30/2006    ----------------        TO
SUPPLEMENTAL DATA:                       (UNAUDITED)     2005     2004     12/31/2003
--------------------------------------------------------------------------------------
Net assets, end of period (000)          $60,928       $34,277   $6,457      $  251
Portfolio turnover rate                    21.86%(d)     34.89%   19.19%      29.69%
--------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the period.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Commencement of operations.

(d)  Not annualized.

(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers All Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

..75% of the first $1 billion of average daily net assets;
..70% of the next $1 billion of average daily net assets;
..65% of average daily net assets over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fees) do not exceed an annual rate of .40% of average daily net assets. A similar agreement is in place through April 30, 2007.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $60,384 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 were as follows:

                                    SIX MONTHS
                                 ENDED 6/30/2006   YEAR ENDED
                                   (UNAUDITED)     12/31/2005
-------------------------------------------------------------
Distributions paid from:
Ordinary income                        $--          $162,198
Net long-term capital gains             --            60,936
-------------------------------------------------------------
   Total distributions paid            $--          $223,134
=============================================================

As of June 30, 2006, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                           $59,509,252
----------------------------------------------
Gross unrealized gain                4,202,544
Gross unrealized loss                 (782,287)
----------------------------------------------
   Net unrealized security gain    $3,420,257
==============================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 were as follows:

 PURCHASES       SALES
------------------------
$33,027,838   $9,880,875

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2006.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large-company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                            SIX MONTHS ENDED
                                              JUNE 30, 2006         YEAR ENDED
                                               (UNAUDITED)     DECEMBER 31, 2005
--------------------------------------------------------------------------------
Shares sold                                     1,605,087          1,893,434
Reinvestment of distributions                          --             15,066
Shares reacquired                                (106,901)           (58,398)
--------------------------------------------------------------------------------
Increase                                        1,498,186          1,850,102
--------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces the Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on as to how Lord Abbett voted the Fund's proxies during the twelve month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

 This report when not used for
   the general information of
shareholders of the fund is to
be distributed only if preceded
  or accompanied by a current
        fund prospectus.

 Lord Abbett mutual fund shares
        are distributed by        LORD ABBETT SERIES FUND, INC.    LASFAV-3-0606
   LORD ABBETT DISTRIBUTOR LLC       ALL VALUE PORTFOLIO                  (8/06)

[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   AMERICA'S VALUE PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT SERIES FUND--AMERICA'S VALUE PORTFOLIO
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund -- America's Value Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: As the first half of the six month period came to a close, domestic equities, as measured by the S&P 500(R) Index,(1) were in positive territory and at multiyear highs. Unfortunately, a string of events led to the erosion of those gains, ultimately leaving the S&P 500 down for the period. Triggering the sell-off was a higher than expected March inflation report (released in mid-April).

     As the market came under pressure in the second half of the period, investors reduced their exposure to market risk. Though small capitalization stocks outperformed the broad market in the six months to June, large caps benefited (relative to small caps) in the second half from a flight to quality that occurred as the market consolidated. Within the S&P 500, the top performing sectors were energy, telecommunications, and industrials. The performance of the energy sector was well correlated to gains in the spot market for crude oil, while industrials rallied due to positive underlying macroeconomic fundamentals. The positive six month performance turned in by the telecommunications sector was biased by a very robust first quarter. The worst performing sectors were information technology and healthcare.

     Over the six month period, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in January, March, May, and June, bringing the rate to 5.25% at the end of the six month period. The June 29, 2006, interest rate hike marked the seventeenth quarter-point increase since June 2004. Longer-term rates rose also, with the yield on the 30-year Treasury bond reaching its highest level in nearly two years on higher energy costs and fears of increasing inflation.

--------------------------------------------------------------------------------

     Despite a weak bond market, high yield and convertible securities managed to advance. These securities tend to be less sensitive to interest rate movements than more traditional fixed income investments, and thus were less affected by the bond market's decline. Convertible and high yield securities do tend to be more sensitive to economic activity, and these securities benefited from the continued economic strength and low credit default rates of the past two quarters.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 3.0%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared with its benchmark, the S&P 500 Index, which returned 2.7% in the same period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR: 6.07% AND SINCE INCEPTION (APRIL 30, 2003):
14.50%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions, but does not include mortality and expense charges, any administrative policy charges, or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. During certain periods, certain expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

     NOTE: Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: EQUITY PORTION

Overall, the portfolio's underweight position in the weak-performing information technology sector made the biggest contribution to the Fund's performance relative to its benchmark in the period. The healthcare sector also added to relative performance. Within that sector, the largest individual

--------------------------------------------------------------------------------

contribution to performance was derived from the portfolio's holdings in Bristol-Myers Squibb Co., a diversified health and personal care company that manufactures medicines and other products.

     Also contributing to relative performance was the consumer staples sector. H.J. Heinz Co., a manufacturer of processed food products, was the Fund's second largest individual contributor to performance in the period. Kellogg Co., a manufacturer of ready-to-eat cereal and other grain-based food products, also contributed to performance.

     Three holdings in the energy sector also contributed to performance:
GlobalSantaFe Corp., an international offshore and land contract driller; Halliburton Co., a provider of energy, engineering, and construction services; and Chevron Corp., an integrated energy company.

     Also adding to performance were: OfficeMax Inc., an office products retailer, and the Fund's the number-one individual contributor; communications services provider AT&T Inc., the portfolio's largest holding in the period; Cummins Inc., a manufacturer of diesel engines; and telecommunication services provider BellSouth Corp.

     The materials sector was the weakest sector in terms of its contribution to the Fund's performance relative to its benchmark. Within that sector, Bowater Inc., a maker of paper and lumber products, was the Fund's second largest individual detractor. Chemtura Corp., a manufacturer of specialty chemicals, crop protection, and home care products, also disappointed, as did The Dow Chemical Co., a provider of chemical, plastic, and agricultural products.

     The second biggest detractor from relative performance was the consumer discretionary sector. Within that sector, Dana Corp. was the Fund's greatest individual detractor in the period. The company provides components and systems for worldwide automotive, heavy truck, off-highway, engine, and industrial markets. Three other consumer discretionary holdings also underperformed: The ServiceMaster Co., a provider of outsourcing services for residential and commercial customers; Tupperware Brands Corp., a manufacturer of a broad line of consumer products; and Pier 1 Imports, Inc., a retailer of decorative home furnishings, gifts, and related items.

     The financials sector also detracted from relative performance. Among the individual stocks taking away from performance in the period were two insurance companies: XL Capital Ltd., a provider of general, professional, and property liability coverage, and ACE Ltd., a

--------------------------------------------------------------------------------

provider of property and casualty insurance coverage. RR Donnelley & Sons, a supplier of commercial printing and information services, also was a top 10 detractor.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

BOND PORTION

The greatest contributors to performance in the period, relative to the Fund's benchmark, were the portfolio's holdings of convertible and high yield securities; both sectors outperformed investment-grade bonds in the period. Within the investment-grade sector, the portfolio's holdings in mortgage-backed securities also helped relative performance, as mortgages outperformed both investment-grade corporate bonds and U.S. Treasury bonds. Detracting from performance relative to the Fund's benchmark in the high yield bond sector was the portfolio's underweight position in CCC rated securities and preference for higher rated securities. Triple Cs outperformed both BB and B rated securities during the period.

     In the convertible securities sector, agricultural equipment manufacturer AGCO Corp. made the greatest individual contribution to performance, followed by telecommunications company Qwest Communications, transportation company CSX Corp., and Hanover Compressor Co., a firm that rents and repairs natural gas compressors for the oil and gas industry. Detracting from performance in the convertible securities sector were CV Therapeutics, a developer of molecular cardiology products; The Interpublic Group of Companies, an advertising and marketing services conglomerate; CMS Energy Corp., an integrated energy company; and DST Systems, a provider of software and services for the mutual fund industry.

     Contributing to performance in the high yield bond sector were: Warner Chilcott, Inc., a manufacturer of women's healthcare prescription drugs; AMC Entertainment, a movie theater chain; General Motors Acceptance Corp., the finance arm of General Motors Corp.; and Lucent Technologies, a manufacturer of telecommunications products. Detracting from performance in the sector were: auto parts manufacturer Dana Corp.; energy provider Mirant Americas General; paper manufacturer Abitibi-Consolidated; and The Williams Cos., an oil and gas exploration, production and transportation firm.

--------------------------------------------------------------------------------

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          BEGINNING     ENDING
                                           ACCOUNT     ACCOUNT     EXPENSES PAID
                                            VALUE       VALUE     DURING PERIOD+
                                          ---------   ---------   --------------
                                                                     1/1/06 -
                                            1/1/06     6/30/06       6/30/06
                                          ---------   ---------   --------------
CLASS VC
Actual                                    $1,000.00   $1,030.20       $5.79
Hypothetical
   (5% Return Before Expenses)            $1,000.00   $1,019.10       $5.76

+ Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                         %**
Basic Industry                 0.31%
Consumer Discretionary        17.63%
Consumer Staples               5.03%
Energy                         9.49%
Financials                    16.76%
Healthcare                     4.62%
Industrials                    8.75%
Information Technology         1.60%
Materials                     13.82%
Telecommunication Services     9.24%
Utilities                      8.77%
Short-Term Investments         3.98%
Total                        100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                             SHARES
INVESTMENTS                                                   (000)      VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.66%
COMMON STOCKS 67.45%
CHEMICALS 7.26%
Chemtura Corp.                                                  99    $  923,726
Dow Chemical Co. (The)                                          30     1,186,512
Eastman Chemical Co.                                            37     1,992,600
Monsanto Co.                                                    15     1,246,012
Mosaic Co. (The)*                                               18       275,440
                                                                      ----------
TOTAL                                                                  5,624,290
                                                                      ----------
COMMERCIAL BANKS 0.99%
Bank of America Corp.                                           16       769,600
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES 3.24%
R.R. Donnelley & SONS CO.                                       54     1,709,325
Waste Management, Inc.                                          22       803,712
                                                                      ----------
TOTAL                                                                  2,513,037
                                                                      ----------
COMMUNICATIONS EQUIPMENT 0.75%
Avaya, Inc.*                                                    51       579,051
                                                                      ----------
CONTAINERS & PACKAGING 1.24%
Ball Corp.                                                      26       959,336
                                                                      ----------
DIVERSIFIED CONSUMER SERVICES 1.96%
ServiceMaster Co. (The)                                        147     1,521,609
                                                                      ----------
DIVERSIFIED FINANCIALS 0.26%
Franklin Resources                                               2       203,135
                                                                      ----------
DIVERSIFIED TELECOMMUNICATION SERVICES 6.39%
AT&T Inc.                                                       72     2,002,502
Bellsouth Corp.                                                 24       872,420
Panamsat Holding Corp.                                          59     1,478,816
Verizon Communications, Inc.                                    18       602,820
                                                                      ----------
TOTAL                                                                  4,956,558
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

INVESTMENTS                                            SHARES (000)      VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES 5.02%
AMEREN CORP.                                                32        $1,616,000
NORTHEAST UTILITIES                                         29           605,631
PUGET ENERGY INC.                                           78         1,671,144
                                                                      ----------
TOTAL                                                                  3,892,775
                                                                      ----------
ELECTRICAL EQUIPMENT 1.15%
HUBBELL, INC. CLASS B                                       19           891,055
                                                                      ----------
ENERGY EQUIPMENT & SERVICES 3.16%
GLOBALSANTAFE CORP. (CAYMAN ISLANDS)(b)                     19         1,085,700
HALLIBURTON CO.                                             18         1,365,464
                                                                      ----------
TOTAL                                                                  2,451,164
                                                                      ----------
FOOD PRODUCTS 3.88%
H.J. HEINZ CO.                                              36         1,475,676
KELLOGG CO.                                                 32         1,530,388
                                                                      ----------
TOTAL                                                                  3,006,064
                                                                      ----------
GAS UTILITIES 2.23%
NISOURCE, INC.                                              79         1,731,912
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE 1.02%
MCDONALD'S CORP.                                            24           792,960
                                                                      ----------
HOUSEHOLD DURABLES 5.97%
NEWELL RUBBERMAID, INC.                                     64         1,663,452
SNAP-ON INC.                                                29         1,164,096
TUPPERWARE BRANDS CORP.                                     91         1,799,666
                                                                      ----------
TOTAL                                                                  4,627,214
                                                                      ----------
INSURANCE 5.33%
ACE LTD. (BERMUDA)(b)                                       23         1,168,629
PARTNERRE LTD. (BERMUDA)(b)                                 14           903,105
SAFECO CORP.                                                16           918,505
XL CAPITAL LTD. CLASS A (BERMUDA)(b)                        19         1,140,180
                                                                      ----------
TOTAL                                                                  4,130,419
                                                                      ----------
MACHINERY 1.13%
TIMKEN CO. (THE)                                            26           874,611
                                                                      ----------
MEDIA 2.39%
CLEAR CHANNEL COMMUNICATIONS, INC.                          60         1,853,905
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

INVESTMENTS                                           SHARES (000)      VALUE
--------------------------------------------------------------------------------
MULTI-LINE RETAIL 0.98%
FEDERATED DEPARTMENT STORES, INC.                          21        $   760,109
                                                                     -----------
OIL & GAS 2.88%
CHEVRON CORP.                                              28          1,719,062
EOG RESOURCES, INC.                                         7            513,116
                                                                     -----------
TOTAL                                                                  2,232,178
                                                                     -----------
PAPER & FOREST PRODUCTS 3.63%
BOWATER, INC.                                              50          1,144,325
MEADWESTVACO CORP.                                         60          1,673,007
                                                                     -----------
TOTAL                                                                  2,817,332
                                                                     -----------
PHARMACEUTICALS 3.18%
BRISTOL-MYERS SQUIBB CO.                                   72          1,854,162
MYLAN LABORATORIES, INC.                                   30            610,000
                                                                     -----------
TOTAL                                                                  2,464,162
                                                                     -----------
SPECIALTY RETAIL 1.92%
OFFICEMAX, INC.                                            36          1,487,375
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS 1.49%
GENUINE PARTS CO.                                          28          1,153,982
                                                                     -----------
TOTAL COMMON STOCKS (cost $48,974,695)                                52,293,833
                                                                     ===========

                                                         PRINCIPAL
                                   INTEREST  MATURITY      AMOUNT
                                     RATE      DATE        (000)
                                   -------------------------------
CONVERTIBLE NOTES & BONDS 4.14%
AEROSPACE & DEFENSE 0.38%
EDO CORP.                           4.00%   11/15/2025      $300         293,625
                                                                     -----------
BIOTECHNOLOGY 0.27%
CV THERAPEUTICS, INC.               3.25%    8/16/2013       250         211,562
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION
SERVICES 0.54%
QWEST COMMUNICATIONS INT'L.,
   INC.                             3.50%   11/15/2025       275         418,000
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE
0.34%
HILTON HOTELS CORP.                3.375%    4/15/2023       200         263,500
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                          PRINCIPAL
                                  INTEREST   MATURITY       AMOUNT
INVESTMENTS                         RATE       DATE         (000)       VALUE
--------------------------------------------------------------------------------
MACHINERY 0.17%
AGCO CORP.                            1.75%  12/31/2033      $100     $  131,000
                                                                      ----------
MEDIA 0.10%
LIBERTY MEDIA CORP.                   3.25%   3/15/2031       100         76,250
                                                                      ----------
OIL & GAS 0.93%
DEVON ENERGY CORP.                    4.90%   8/15/2008       300        365,625
HANOVER COMPRESSOR CO.                4.75%   1/15/2014       250        357,500
                                                                      ----------
TOTAL                                                                    723,125
                                                                      ----------
PHARMACEUTICALS 0.31%
MGI PHARMA, INC.                     1.682%    3/2/2024       350        236,250
                                                                      ----------
ROAD & RAIL 0.49%
CSX CORP.                      Zero Coupon   10/30/2021       300        378,750
                                                                      ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.17%
LSI LOGIC CORP.                       4.00%   5/15/2010       130        132,763
                                                                      ----------
SOFTWARE 0.44%
CADENCE DESIGN SYSTEMS, INC.   Zero Coupon    8/15/2023       300        344,250
                                                                      ----------
TOTAL CONVERTIBLE NOTES &
   BONDS (cost $2,889,079)                                             3,209,075
                                                                      ==========

                                                            SHARES
                                                            (000)
                                                          ---------
CONVERTIBLE PREFERRED STOCKS 1.73%
ELECTRIC UTILITIES 0.27%
CMS ENERGY CORP.                      4.50%                     3        213,750
                                                                      ----------
ENERGY EQUIPMENT & SERVICES 0.75%
EL PASO CORP.                         4.99%                    --(c)     581,681
                                                                      ----------
INSURANCE 0.54%
CHUBB CORP. (THE)                     7.00%                     3        119,782
FORTIS INSURANCE N.V.
   (NETHERLANDS)+(b)                  7.75%                    10        129,778
XL CAPITAL LTD. CLASS A
   (BERMUDA)(b)                       6.50%                     8        171,134
                                                                      ----------
TOTAL                                                                    420,694
                                                                      ----------
MEDIA 0.17%
INTERPUBLIC GROUP OF COS., INC.
   (THE)                             5.375%                     4        128,000
                                                                      ----------
TOTAL CONVERTIBLE PREFERRED
   STOCKS (cost $1,247,304)                                           1,344,125
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                             SHARES
INVESTMENTS                                                  (000)       VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK 1.72%

AUSTRALIA 0.58%
COCA-COLA AMATIL LTD.(a)                            AUD          85   $  445,837
                                                                      ----------
UNITED KINGDOM 1.14%
KESA ELECTRICALS PLC(a)                             GBP          82      436,321
ROYAL BANK OF SCOTLAND GROUP (THE) PLC(a)           GBP          14      449,092
                                                                      ----------
TOTAL                                                                    885,413
                                                                      ----------
TOTAL FOREIGN COMMON STOCK (cost $1,409,064)                           1,331,250
                                                                      ----------
                                                           PRINCIPAL
                                     INTEREST   MATURITY     AMOUNT
                                       RATE       DATE       (000)
                                     -------------------------------
GOVERNMENT SPONSORED ENTERPRISES
BOND 2.59%
FEDERAL HOME LOAN MORTGAGE CORP.
(cost $2,037,810)                       5.75%   4/15/2008    $2,000    2,009,628
                                                                      ==========
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 3.45%
FEDERAL NATIONAL MORTGAGE ASSOC.        5.50%   11/1/2034       361      347,987
FEDERAL NATIONAL MORTGAGE ASSOC.        6.00%    2/1/2034     1,058    1,044,755
FEDERAL NATIONAL MORTGAGE ASSOC.        6.00%    2/1/2035       412      406,497
FEDERAL NATIONAL MORTGAGE ASSOC.        6.00%    4/1/2036       248      244,459
FEDERAL NATIONAL MORTGAGE ASSOC.        6.00%   12/1/2035       240      236,584
FEDERAL NATIONAL MORTGAGE ASSOC.        6.50%    7/1/2035       392      394,289
                                                                      ----------
TOTAL GOVERNMENT SPONSORED
   ENTERPRISES PASS-THROUGHS (cost $2,763,877)                         2,674,571
                                                                      ==========
HIGH YIELD CORPORATE NOTES & BONDS 12.65%

AEROSPACE & DEFENSE 0.10%
DRS TECHNOLOGIES, INC.                 7.625%    2/1/2018        75       75,000
                                                                      ----------
AUTO COMPONENTS 0.19%
COOPER-STANDARD AUTOMOTIVE, INC        8.375%  12/15/2014       100       79,375
STANADYNE CORP.                        10.00%   8/15/2014        75       70,500
                                                                      ----------
TOTAL                                                                    149,875
                                                                      ----------
AUTOMOBILES 0.17%
HERTZ CORP. (THE)+                     8.875%    1/1/2014       125      128,750
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                          PRINCIPAL
                                  INTEREST    MATURITY      AMOUNT
INVESTMENTS                         RATE        DATE        (000)        VALUE
--------------------------------------------------------------------------------
CABLE SERVICES 0.20%
INTELSAT BERMUDA LTD.
   (BERMUDA)+(b)(d)                 9.25%     6/15/2016     $150      $  155,625
                                                                      ----------
CHEMICALS 0.43%
EQUISTAR CHEMICALS, L.P.            7.55%     2/15/2026      200         195,000
INEOS GROUP HOLDINGS PLC
   (UNITED KINGDOM)+(b)             8.50%     2/15/2016      150         141,187
                                                                      ----------
TOTAL                                                                    336,187
                                                                      ----------
CONSUMER FINANCE 1.02%
FORD MOTOR CREDIT CO.              7.375%    10/28/2009      250         231,299
GENERAL MOTORS ACCEPTANCE CORP.     7.25%      3/2/2011      575         558,006
                                                                      ----------
TOTAL                                                                    789,305
                                                                      ----------
CONTAINERS & PACKAGING 0.54%
CROWN CORK & SEAL, INC.            7.375%    12/15/2026      150         132,375
RAYOVAC CORP.                       8.50%     10/1/2013      125         107,500
STONE CONTAINER FINANCE CO.
   OF CANADA II (CANADA)(b)        7.375%     7/15/2014      200         178,000
                                                                      ----------
TOTAL                                                                    417,875
                                                                      ----------
DIVERSIFIED TELECOMMUNICATION
   SERVICES 2.08%
CINCINNATI BELL, INC.               7.00%     2/15/2015      600         568,500
HUGHES NETWORK SYSTEMS+             9.50%     4/15/2014      250         246,250
QWEST CAPITAL FUNDING, INC.         7.90%     8/15/2010      600         600,000
SYNIVERSE TECHNOLOGIES              7.75%     8/15/2013      200         195,500
                                                                      ----------
TOTAL                                                                  1,610,250
                                                                      ----------
ELECTRIC UTILITIES 0.39%
RELIANT RESOURCES, INC.             9.50%     7/15/2013      300         303,000
                                                                      ----------
ENERGY EQUIPMENT &
   SERVICES 0.62%
DYNEGY HOLDINGS INC.               6.875%      4/1/2011      125         118,750
DYNEGY HOLDINGS, INC.+             8.375%      5/1/2016      125         123,750
EDISON MISSION ENERGY+              7.75%     6/15/2016      125         123,438
HORNBECK OFFSHORE SERVICES,
   INC.                            6.125%     12/1/2014      125         116,562
                                                                      ----------
TOTAL                                                                    482,500
                                                                      ----------
ENTERTAINMENT 0.10%
AMC ENTERTAINMENT, INC.            11.00%      2/1/2016       75          80,625
                                                                      ----------
FOOD & STAPLES RETAILING 0.32%
STATER BROS. HOLDINGS, INC.        8.125%     6/15/2012      250         248,125
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                            PRINCIPAL
                                    INTEREST    MATURITY      AMOUNT
INVESTMENTS                           RATE        DATE        (000)      VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS 0.24%
LANDRY'S RESTAURANTS, INC.            7.50%    12/15/2014      $200     $184,500
                                                                        --------
GAS UTILITIES 0.32%
EL PASO CORP.                         7.00%     5/15/2011       250      247,812
                                                                        --------
HEALTHCARE PROVIDERS &
   SERVICES 0.41%
DAVITA, INC.                          7.25%     3/15/2015       100       96,500
TENET HEALTHCARE CORP.+               9.50%      2/1/2015       225      221,625
                                                                        --------
TOTAL                                                                    318,125
                                                                        --------
HOTELS, RESTAURANTS &
   LEISURE 0.03%
RIVER ROCK ENTERTAINMENT
   AUTHORITY                          9.75%     11/1/2011        20       21,150
                                                                        --------
HOUSEHOLD DURABLES 0.21%
DOMTAR, INC. (CANADA)(b)             7.875%    10/15/2011       175      165,375
                                                                        --------
INDUSTRIAL CONGLOMERATES 0.58%
ALLIED WASTE NORTH
   AMERICA, INC.                     6.125%     2/15/2014       250      226,250
PARK-OHIO INDUSTRIES, INC.           8.375%    11/15/2014       250      221,250
                                                                        --------
TOTAL                                                                    447,500
                                                                        --------
LEISURE EQUIPMENT &
   PRODUCTS 0.24%
ACCO BRANDS CORP.                    7.625%     8/15/2015       200      186,500
                                                                        --------
MEDIA 0.63%

GAYLORD ENTERTAINMENT CO.             8.00%    11/15/2013       100      100,375
MEDIACOM BROADBAND
   LLC / CORP.+                       8.50%    10/15/2015       275      265,375
MEDIACOM COMMUNICATIONS CORP.         9.50%     1/15/2013       125      125,000
                                                                        --------
TOTAL                                                                    490,750
                                                                        --------
METALS & MINING 0.35%
ALLEGHENY LUDLUM CORP.                6.95%    12/15/2025        80       82,000
NOVELIS INC. (CANADA)+(b)             8.00%     2/15/2015       200      193,000
                                                                        --------
TOTAL                                                                    275,000
                                                                        --------
MULTI-UTILITIES &
   UNREGULATED POWER 0.31%
MIRANT AMERICAS GENERAL LLC          9.125%      5/1/2031       250      243,750
                                                                        --------
OIL & GAS 0.97%
COLORADO INTERSTATE GAS CO.           6.80%    11/15/2015       150      145,327
FOUNDATION PA COAL CO.                7.25%      8/1/2014        60       58,800
HOUSTON EXPLORATION CO.               7.00%     6/15/2013       150      148,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                         PRINCIPAL
                                 INTEREST    MATURITY      AMOUNT
INVESTMENTS                        RATE        DATE        (000)        VALUE
--------------------------------------------------------------------------------
KERR-MCGEE CORP.                   6.95%      7/1/2024     $   90    $    90,917
WILLIAMS COS., INC. (THE)         7.875%      9/1/2021        300        306,000
                                                                     -----------
TOTAL                                                                    749,544
                                                                     -----------
OIL & GAS EXPLORATION
   & PROD 0.33%
CHESAPEAKE ENERGY CORP.           7.625%     7/15/2013        250        252,813
                                                                     -----------
PAPER & FOREST PRODUCTS 0.62%
ABITIBI-CONSOLIDATED,
   INC. (CANADA)(b)                8.55%      8/1/2010        250        238,125
BOWATER, INC.                      6.50%     6/15/2013        200        175,000
BUCKEYE TECHNOLOGIES, INC.         8.00%    10/15/2010         75         69,000
                                                                     -----------
TOTAL                                                                    482,125
                                                                     -----------
PHARMACEUTICALS 0.43%
MYLAN LABORATORIES, INC.          6.375%     8/15/2015        150        144,000
WARNER CHILCOTT CORP.              8.75%      2/1/2015        185        191,475
                                                                     -----------
TOTAL                                                                    335,475
                                                                     -----------
PUBLISHING 0.29%
R.H. DONNELLEY CORP.+             8.875%     1/15/2016        225        228,094
                                                                     -----------
SOFTWARE 0.24%
SUNGARD DATA SYSTEMS, INC.+       9.125%     8/15/2013        175        182,438
                                                                     -----------
TEXTILES & APPAREL 0.29%
ELIZABETH ARDEN, INC.              7.75%     1/15/2014        150        148,125
INVISTA+                           9.25%      5/1/2012         70         73,850
                                                                     -----------
TOTAL                                                                    221,975
                                                                     -----------
TOTAL HIGH YIELD
   CORPORATE NOTES & BONDS
   (cost $9,996,277)                                                   9,810,043
U.S. TREASURY OBLIGATION 1.93%
                                                                     -----------
U.S. TREASURY NOTE
   (cost $1,567,449)               5.00%     2/15/2011      1,500      1,496,778
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS
   (cost $70,885,555)                                                 74,169,303
                                                                     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                         PRINCIPAL
                                                           AMOUNT
INVESTMENTS                                                (000)        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.97%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED
   6/30/2006, 4.62% DUE 7/3/2006
   WITH STATE STREET BANK & TRUST
   CO. COLLATERALIZED BY $3,220,000
   OF FEDERAL HOME LOAN MORTGAGE CORP.
   AT 5.50% DUE 11/16/2015; VALUE:
   $3,139,500; PROCEEDS: $3,077,974
   (cost $3,076,790)                                       $3,077    $ 3,076,790
                                                                     ===========
TOTAL INVESTMENTS IN SECURITIES 99.63%
   (cost $73,962,345)                                                 77,246,093
                                                                     ===========
OTHER ASSETS IN EXCESS OF LIABILITIES 0.37%                              289,836
                                                                     -----------
NET ASSETS 100.00%                                                   $77,535,929
                                                                     ===========

*    Non-income producing security.

+ Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)  Investment in non-U.S. dollar denominated security.

(b)  Foreign security traded in U.S. dollars.

(c)  Amount represents less than 1,000 shares.

(d)  Security purchased on a when-issued basis.

AUD Australian Dollar

GBP British Pound

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $73,962,345)                $77,246,093
Receivables:
   Investment securities sold                                            838,545
   Interest and dividends                                                450,737
   Capital shares sold                                                   101,074
   From advisor                                                            6,523
Prepaid expenses                                                             406
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          78,643,378
--------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                       976,566
   Management fee                                                         45,170
   Capital shares reacquired                                              19,921
   Directors' fees                                                         2,626
   Fund administration                                                     2,408
Accrued expenses and other liabilities                                    60,758
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      1,107,449
================================================================================
NET ASSETS                                                           $77,535,929
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                      $72,675,411
Undistributed net investment income                                      915,220
Accumulated net realized gain on investments                             661,530
Net unrealized appreciation on investments                             3,283,768
--------------------------------------------------------------------------------
NET ASSETS                                                           $77,535,929
================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK AUTHORIZED,
   $.001 PAR VALUE)                                                    5,403,388
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                        $     14.35
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                            $  783,640
Interest                                                                592,103
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               1,375,743
-------------------------------------------------------------------------------
EXPENSES:
Management fee                                                          265,102
Shareholder servicing                                                   114,411
Reports to shareholders                                                  18,709
Professional                                                             18,061
Fund administration                                                      14,139
Custody                                                                   9,474
Directors' fees                                                           1,145
Other                                                                       184
-------------------------------------------------------------------------------
Gross expenses                                                          441,225
  Expense reductions (See Note 7)                                          (964)
  Expenses assumed by advisor (See Note 3)                              (33,771)
-------------------------------------------------------------------------------
NET EXPENSES                                                            406,490
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   969,253
===============================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                        124,346
Net change in unrealized appreciation on investments                    953,910
===============================================================================
NET REALIZED AND UNREALIZED GAIN                                      1,078,256
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,047,509
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2006   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                      (UNAUDITED)        DECEMBER 31, 2005
OPERATIONS:
Net investment income                       $   969,253           $ 1,197,599
Net realized gain on investments                124,346             1,046,573
Net change in unrealized appreciation
   (depreciation) on investments                953,910              (252,354)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                            2,047,509             1,991,818
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                --            (1,285,629)
Net realized gain                                    --              (541,545)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  --            (1,827,174)
================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                19,168,229            40,095,734
Reinvestment of distributions                        --             1,827,174
Cost of shares reacquired                    (6,651,107)           (5,484,377)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS           12,517,122            36,438,531
================================================================================
NET INCREASE IN NET ASSETS                   14,564,631            36,603,175
================================================================================
NET ASSETS:
Beginning of period                          62,971,298            26,368,123
--------------------------------------------------------------------------------
END OF PERIOD                               $77,535,929           $62,971,298
================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN
   EXCESS OF) NET INVESTMENT INCOME         $   915,220           $   (54,033)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                          SIX MONTHS
                                            ENDED      YEAR ENDED 12/31   4/30/2003(c)
                                          6/30/2006    ----------------        TO
                                         (UNAUDITED)    2005     2004      12/31/2003
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $13.93       $13.83   $12.07     $10.00
                                          ======       ======   ======     ======
Investment operations:
   Net investment income(a)                  .19          .39      .38        .28
   Net realized and unrealized gain          .23          .14     1.61       2.05
                                          ------       ------   ------     ------
      Total from investment operations       .42          .53     1.99       2.33
                                          ------       ------   ------     ------
Distributions to shareholders from:
   Net investment income                      --         (.30)    (.22)      (.15)
   Net realized gain                          --         (.13)    (.01)      (.11)
                                          ------       ------   ------     ------
      Total distributions                     --         (.43)    (.23)      (.26)
                                          ------       ------   ------     ------
NET ASSET VALUE, END OF PERIOD            $14.35       $13.93   $13.83     $12.07
                                          ======       ======   ======     ======
Total Return(b)                             3.02%(d)     3.78%   16.47%     23.31%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions and expenses assumed        .57%(d)     1.15%    1.15%       .77%(d)
   Expenses, excluding expense
      reductions and expense assumed         .62%(d)     1.33%    1.56%      3.59%(d)
   Net investment income                    1.36%(d)     2.77%    2.94%      2.39%(d)

                                          SIX MONTHS
                                            ENDED       YEAR ENDED 12/31   4/30/2003(c)
                                          6/30/2006    -----------------        TO
SUPPLEMENTAL DATA:                       (UNAUDITED)    2005      2004      12/31/2003
--------------------------------------------------------------------------------------
   Net assets, end of period (000)        $77,536      $62,971   $26,368    $5,165
   Portfolio turnover rate                  16.58%(d)    31.65%    28.01%    49.36%(d)
======================================================================================

(a)  Calculated using average shares outstanding during the period.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Commencement of operations.

(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers America's Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f) FOREIGN TRANSACTIONS-The books and the records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized and Unrealized Gain
     (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The annual management fee is based on the Fund's average daily net assets at the following annual rates:

..75% of the first $1 billion of average daily net assets;
..70% of the next $1 billion of average daily net assets;
..65% of average daily net assets over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fees) do not exceed an annual rate of .40% of average daily net assets. A similar agreement is in place through April 30, 2007.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $109,714 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and fiscal year ended December 31, 2005 are as follows:

                              SIX MONTHS ENDED
                                  6/30/2006      YEAR ENDED
                                 (UNAUDITED)     12/31/2005
-----------------------------------------------------------
Distributions paid from:
Ordinary income                      $--         $1,549,492
Net long-term capital gains           --            277,682
-----------------------------------------------------------
   Total distributions paid          $--         $1,827,174
===========================================================

As of June 30, 2006, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $74,047,030
---------------------------------------------
Gross unrealized gain               4,907,936
Gross unrealized loss              (1,708,873)
---------------------------------------------
   Net unrealized security gain   $ 3,199,063
=============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 are as follows:

U.S. GOVERNMENT    NON-U.S. GOVERNMENT   U.S. GOVERNMENT   NON-U.S. GOVERNMENT
   PURCHASES*           PURCHASES             SALES*             SALES
------------------------------------------------------------------------------
    $499,453           $23,265,201           $467,607          $10,909,342

*Includes U.S. Government sponsored enterprises securities.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                            SIX MONTHS ENDED
                                              JUNE 30, 2006        YEAR ENDED
                                               (UNAUDITED)     DECEMBER 31, 2005
--------------------------------------------------------------------------------
Shares sold                                    1,346,484           2,873,224
Reinvestment of distributions                         --             131,262
Shares reacquired                               (462,748)           (391,893)
--------------------------------------------------------------------------------
Increase                                         883,736           2,612,593
--------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces the Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

 This report when not used for the
general information of shareholders
 of the fund is to be distributed
only if preceded or accompanied by
    a current fund prospectus.

  Lord Abbett mutual fund shares
        are distributed by          Lord Abbett Series Fund, Inc.  LAMCVF-3-0606
    LORD ABBETT DISTRIBUTOR LLC        America's Value Portfolio          (8/06)

[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   BOND DEBENTURE PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
SEMIANNUAL REPORT
FOR SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund -- Bond Debenture Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in January, March, May, and June, bringing the rate to 5.25% at the end of the six month period. The June 29, 2006, interest rate hike marked the seventeenth quarter-point increase since June 2004. Longer-term rates rose also, with the yield on the 30-year Treasury bond reaching its highest level in nearly two years on higher energy costs and fears of increasing inflation.

     Despite a weak bond market, high yield and convertible securities managed to advance. These securities tend to be less sensitive to interest rate movements than more traditional fixed income investments, and thus were less affected by the bond market's decline. Convertible and high yield securities do tend to be more sensitive to economic activity, and these securities benefited from the continued economic strength and low credit default rates of the past two quarters.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: Lord Abbett Series Fund -- Bond Debenture Portfolio returned 2.3%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,(1) which returned -0.7% over the same period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR: 4.12% AND SINCE INCEPTION (DECEMBER 3, 2001):
8.10%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions, but does not include mortality and expense charges, any administrative policy charges, or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance

--------------------------------------------------------------------------------

contract charges. During certain periods, certain expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest contributors to performance in the period, relative to the Fund's benchmark, were the portfolio's holdings of convertible and high yield securities; both sectors outperformed investment-grade bonds in the period. Within the investment-grade sector, the portfolio's holdings in mortgage-backed securities also helped relative performance, as mortgages outperformed both investment-grade corporate bonds and U.S. Treasury bonds. Detracting from performance relative to the Fund's benchmark in the high yield bond sector was the portfolio's underweight position in CCC rated securities and preference for higher rated securities. Triple Cs outperformed both BB and B rated securities during the period.

     In the convertible securities sector, agricultural equipment manufacturer AGCO Corp. made the greatest individual contribution to performance, followed by Schlumberger Ltd., an oilfield services company; telecommunications company Qwest Communications; and transportation company CSX Corp. Detracting from performance in the convertible securities sector were Teva Pharmaceutical Finance, the finance arm of the Israeli-based pharmaceutical firm; CV Therapeutics, a developer of molecular cardiology products; and Openwave Sytems, a software and services provider to the telecommunications business.

     Contributing to performance in the high yield bond sector was Level 3 Financing, the finance subsidiary of Level 3 Communications, a global communications and information services company. Also adding to performance were Warner Chilcott, Inc., a manufacturer of women's healthcare prescription drugs; Sensus Metering Systems, a provider of meter reading products for industrial markets; and auto manufacturer General Motors Corp. Detracting from performance in the high yield bond sector were: Dole Food Co., a major food processor firm; IMC Global Inc., a supplier of crop nutrients and animal feed ingredients to the agricultural market; and Ainsworth Lumber Co., a producer of lumber, plywood and flooring.

--------------------------------------------------------------------------------

     In the investment-grade sector, as mentioned earlier, the portfolio's holdings in the mortgage-backed securities market contributed to performance relative to the benchmark. The greatest single contributor to performance in the investment-grade sector was Airgate PCS Inc., a wireless telecommunications company. Also adding to performance were Cummins, Inc., a manufacturer of large diesel engines, and Nextel Partners, a manufacturer of wireless phones and accessories. Detracting from performance were health insurer UnitedHealth Group, Inc., and two utility companies, PG&E Corp. and Virginia Electric and Power Co.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING      EXPENSES
                                              ACCOUNT     ACCOUNT    PAID DURING
                                               VALUE       VALUE     THE PERIOD+
                                             ---------   ---------   -----------
                                                                       1/1/06 -
CLASS VC                                       1/1/06     6/30/06      6/30/06
                                             ---------   ---------   -----------
Actual                                       $1,000.00   $1,022.60      $4.51
Hypothetical (5% Return Before Expenses)     $1,000.00   $1,020.34      $4.51

+ Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                       %**

Agency                       9.11%
Banking                      7.24%
Basic Industry               8.45%
Brokerage                    0.78%
Capital Goods                5.08%
Communications               0.40%
Consumer Cyclical            6.27%
Consumer Non-Cyclical        6.77%
Energy                       9.76%
Finance & Investment         0.50%
Government Guaranteed        3.28%
Insurance                    0.71%
Media                        6.27%
Services Cyclical           12.29%
Services Non-Cyclical        6.36%
Technology & Electronics     4.11%
Telecommunications           5.95%
Utility                      6.67%
Total                      100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                                    SHARES
INVESTMENTS                                                         (000)        VALUE
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 91.96%
COMMON STOCKS 0.58%
BROKERAGE 0.25%
FRANKLIN RESOURCES, INC.                                               7      $  609,432
                                                                              ----------
HOTELS 0.13%
STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                              5         319,742
                                                                              ----------
TELECOMMUNICATIONS EQUIPMENT 0.20%
AVAYA INC.*                                                           41         470,355
                                                                              ----------
TOTAL COMMON STOCKS (cost $1,652,828)                                          1,399,529
                                                                              ==========

                                                                  PRINCIPAL
                                          INTEREST    MATURITY      AMOUNT
                                            RATE        DATE        (000)
                                          ---------------------------------
CONVERTIBLE NOTES & BONDS 14.15%
AEROSPACE/DEFENSE 0.99%
EDO CORP.                                   4.00%    11/15/2025     $  850       831,937
L-3 COMMUNICATIONS CORP.                    3.00%      8/1/2035        750       735,000
LOCKHEED MARTIN CORP.                       4.92%#    8/15/2033        700       799,092
                                                                              ----------
TOTAL                                                                          2,366,029
                                                                              ----------
BROKERAGE 0.18%
MORGAN STANLEY+                             1.00%     3/30/2012        405       434,808
                                                                              ----------
BUILDING & CONSTRUCTION 0.35%
FLUOR CORP.                                 1.50%     2/15/2024        500       846,875
                                                                              ----------
COMPUTER HARDWARE 0.44%
INTEL CORP.                                 2.95%    12/15/2035      1,250     1,057,813
                                                                              ----------
ELECTRONICS 0.59%
CYPRESS SEMICONDUCTOR CORP.                 1.25%     6/15/2008        275       313,844
FLIR SYSTEMS, INC.                          3.00%      6/1/2023        500       602,500
MILLIPORE CORP.+                            3.75%      6/1/2026        500       495,625
                                                                              ----------
TOTAL                                                                          1,411,969
                                                                              ----------
ENERGY - EXPLORATION & PRODUCTION 0.22%
QUICKSILVER RESOURCES, INC.                1.875%     11/1/2024        375       530,156
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                              PRINCIPAL
                                                 INTEREST         MATURITY      AMOUNT
INVESTMENTS                                        RATE             DATE        (000)        VALUE
----------------------------------------------------------------------------------------------------
GAMING 0.19%
INTERNATIONAL GAME TECHNOLOGY                  Zero Coupon        1/29/2033     $  550    $  444,125
                                                                                          ----------
HEALTH SERVICES 1.34%
CYTYC CORP.                                           2.25%       3/15/2024        400       418,500
INVITROGEN CORP.                                      3.25%       6/15/2025      1,000       942,500
MANOR CARE, INC.                                     2.125%#       8/1/2035        750       843,750
ST. JUDE MEDICAL, INC.                                2.80%      12/15/2035      1,000       990,000
                                                                                          ----------
TOTAL                                                                                      3,194,750
                                                                                          ----------
HOTELS 0.55%
HILTON HOTELS CORP.                                  3.375%       4/15/2023      1,000     1,317,500
                                                                                          ----------
INTEGRATED ENERGY 0.31%
DEVON ENERGY CORP.                                    4.90%       8/15/2008        600       731,250
                                                                                          ----------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.43%
AMERICAN EXPRESS CO.                                  1.85%       12/1/2033      1,000     1,028,750
                                                                                          ----------
MACHINERY 0.70%
AGCO CORP.                                            1.75%      12/31/2033        700       917,000
ROPER INDUSTRIES, INC.                               1.481%       1/15/2034      1,250       765,625
                                                                                          ----------
TOTAL                                                                                      1,682,625
                                                                                          ----------
MEDIA - BROADCAST 0.38%
SINCLAIR BROADCAST GROUP, INC.                       4.875%#      7/15/2018        200       174,500
SINCLAIR BROADCAST GROUP, INC.                        6.00%       9/15/2012        835       726,450
                                                                                          ----------
TOTAL                                                                                        900,950
                                                                                          ----------
MEDIA - DIVERSIFIED 0.56%
LIBERTY MEDIA CORP.                                   3.25%       3/15/2031      1,200       915,000
WALT DISNEY CO. (THE)                                2.125%       4/15/2023        375       414,844
                                                                                          ----------
TOTAL                                                                                      1,329,844
                                                                                          ----------
METALS/MINING EXCLUDING STEEL 0.28%
PLACER DOME, INC. (CANADA)(a)                         2.75%      10/15/2023        500       665,000
                                                                                          ----------
OIL FIELD EQUIPMENT & SERVICES 1.10%
HANOVER COMPRESSOR CO.                                4.75%       1/15/2014      1,200     1,716,000
SCHLUMBERGER LTD. (NETHERLANDS ANTILLES)(a)           1.50%        6/1/2023        500       910,000
                                                                                          ----------
TOTAL                                                                                      2,626,000
                                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                                PRINCIPAL
                                                       INTEREST     MATURITY      AMOUNT
INVESTMENTS                                              RATE         DATE        (000)        VALUE
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS 2.27%
ALZA CORP.                                           Zero Coupon    7/28/2020     $1,000    $   827,500
AMGEN INC.+                                                0.125%    2/1/2011        750        705,000
CV THERAPEUTICS, INC.                                       3.25%   8/16/2013        500        423,125
DECODE GENETICS, INC.(a)                                    3.50%   4/15/2011        500        377,500
GENZYME CORP.                                               1.25%   12/1/2023        475        495,781
MGI PHARMA, INC.                                           1.682%    3/2/2024      2,000      1,350,000
TEVA PHARMACEUTICAL FINANCE B.V. (ISRAEL)(a)               0.375%  11/15/2022        500        736,250
WYETH                                                      4.239%#  1/15/2024        500        523,000
                                                                                            -----------
TOTAL                                                                                         5,438,156
                                                                                            -----------
RAILROADS 0.79%
CSX CORP.                                            Zero Coupon   10/30/2021      1,500      1,893,750
                                                                                            -----------
SOFTWARE/SERVICES 0.53%
CADENCE DESIGN SYSTEMS, INC.                         Zero Coupon    8/15/2023        750        860,625
OPENWAVE SYSTEMS INC.                                       2.75%    9/9/2008        400        405,500
                                                                                            -----------
TOTAL                                                                                         1,266,125
                                                                                            -----------
SUPPORT - SERVICES 0.40%
CHARLES RIVER ASSOC., INC.                                 2.875%   6/15/2034        735        965,606
                                                                                            -----------
TELECOM - INTEGRATED/SERVICES 0.32%
QWEST COMMUNICATIONS INT'L., INC.                           3.50%  11/15/2025        500        760,000
                                                                                            -----------
TELECOM - WIRELESS 0.14%
NEXTEL COMMUNICATIONS, INC.                                 5.25%   1/15/2010        350        339,938
                                                                                            -----------
TELECOMMUNICATIONS 0.40%
LIBERTY MEDIA CORP.                                         3.50%   1/15/2031      1,000        953,750
                                                                                            -----------
TELECOMMUNICATIONS EQUIPMENT 0.69%
COMVERSE TECHNOLOGY, INC.                            Zero Coupon    5/15/2023        600        726,750
LSI LOGIC CORP.                                             4.00%   5/15/2010        900        919,125
                                                                                            -----------
TOTAL                                                                                         1,645,875
                                                                                            -----------
TOTAL CONVERTIBLE NOTES & BONDS (cost $32,294,269)                                           33,831,644
                                                                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                  INTEREST   SHARES
INVESTMENTS                                         RATE      (000)      VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 4.48%
AGENCY 0.08%
FEDERAL NATIONAL MORTGAGE ASSOC.                    5.375%     --(b)  $  185,753
                                                                      ----------
AUTOMOTIVE 0.13%
FORD MOTOR CO. CAPITAL TRUST II                      6.50%     11        305,800
                                                                      ----------
BANKING 0.45%
MARSHALL & ILSLEY CORP.                              6.50%     40      1,074,800
                                                                      ----------
BEVERAGE 0.31%
CONSTELLATION BRANDS, INC.                           5.75%     20        743,000
                                                                      ----------
BROKERAGE 0.33%
MORGAN STANLEY+                                      9.50%     12        798,300
                                                                      ----------
ELECTRIC - GENERATION 0.95%
NRG ENERGY, INC.                                     5.75%      3        790,000
PNM RESOURCES, INC.                                  6.75%     30      1,473,000
                                                                      ----------
TOTAL                                                                  2,263,000
                                                                      ----------
ELECTRIC - INTEGRATED 0.33%
CMS ENERGY CORP.                                     4.50%     11        783,750
                                                                      ----------
ENERGY - EXPLORATION & PRODUCTION 0.23%
CHESAPEAKE ENERGY CORP.                              4.50%      6        562,500
                                                                      ----------
GAS DISTRIBUTION 0.40%
EL PASO CORP.                                        4.99%      1        969,469
                                                                      ----------
INTEGRATED ENERGY 0.36%
WILLIAMS COS., INC. (THE)                            5.50%      8        861,900
                                                                      ----------
LIFE INSURANCE 0.42%
METLIFE, INC.                                       6.375%     36        992,520
                                                                      ----------
PHARMACEUTICALS 0.21%
SCHERING-PLOUGH CORP.                                6.00%     10        503,300
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                            INTEREST                 SHARES
INVESTMENTS                                   RATE                    (000)        VALUE
-------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE 0.28%
CHUBB CORP. (THE)                              7.00%                      15    $   528,450
XL CAPITAL LTD. CLASS A (BERMUDA)(a)           6.50%                       7        146,090
                                                                                -----------
TOTAL                                                                               674,540
                                                                                -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (cost $10,258,580)                                                            10,718,632
                                                                                ===========

                                                                    PRINCIPAL
                                                        MATURITY      AMOUNT
                                                          DATE        (000)
                                                       ----------------------
GOVERNMENT SPONSORED ENTERPRISES
NOTES & BONDS 2.55%
FEDERAL HOME LOAN MORTGAGE CORP.               5.50%    7/15/2006     $1,575      1,574,976
FEDERAL HOME LOAN MORTGAGE CORP.               5.75%    4/15/2008      4,500      4,521,663
                                                                                -----------
TOTAL GOVERNMENT SPONSORED ENTERPRISES
NOTES & BONDS (cost $6,146,322)                                                   6,096,639
                                                                                ===========
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 6.36%
FEDERAL NATIONAL MORTGAGE ASSOC.               6.00%     2/1/2032      2,782      2,750,464
FEDERAL NATIONAL MORTGAGE ASSOC.               6.00%     5/1/2032        147        145,017
FEDERAL NATIONAL MORTGAGE ASSOC.               6.00%     5/1/2033        980        968,880
FEDERAL NATIONAL MORTGAGE ASSOC.               6.00%    11/1/2033        963        950,947
FEDERAL NATIONAL MORTGAGE ASSOC.               6.00%     2/1/2035      1,236      1,219,490
FEDERAL NATIONAL MORTGAGE ASSOC.               6.00%     4/1/2035      1,722      1,698,781
FEDERAL NATIONAL MORTGAGE ASSOC.               6.00%     3/1/2036      2,961      2,917,568
FEDERAL NATIONAL MORTGAGE ASSOC.               6.50%     5/1/2035      2,211      2,224,106
FEDERAL NATIONAL MORTGAGE ASSOC.               6.50%     2/1/2036      2,319      2,332,616
                                                                                -----------
TOTAL GOVERNMENT SPONSORED ENTERPRISES
   PASS-THROUGHS (cost $15,603,741)                                              15,207,869
                                                                                ===========
HIGH YIELD CORPORATE NOTES & BONDS 60.61%
AEROSPACE/DEFENSE 1.00%
ARMOR HOLDINGS, INC.                           8.25%    8/15/2013        315        327,600
DRS TECHNOLOGIES, INC.                        6.875%    11/1/2013        450        435,375
DRS TECHNOLOGIES, INC.                        7.625%     2/1/2018        150        150,000
ESTERLINE TECHNOLOGIES CORP.                   7.75%    6/15/2013        510        518,925
L-3 COMMUNICATIONS CORP.                      6.125%    1/15/2014        750        716,250
L-3 COMMUNICATIONS CORP.                      6.375%   10/15/2015        250        240,000
                                                                                -----------
TOTAL                                                                             2,388,150
                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                    PRINCIPAL
                                            INTEREST    MATURITY      AMOUNT
INVESTMENTS                                   RATE        DATE        (000)        VALUE
-------------------------------------------------------------------------------------------
APPAREL/TEXTILES 0.63%
INVISTA+                                       9.25%     5/1/2012     $  725     $  764,875
QUIKSILVER, INC.                              6.875%    4/15/2015        800        748,000
                                                                                 ----------
TOTAL                                                                             1,512,875
                                                                                 ----------
AUTO LOANS 2.22%
FORD MOTOR CREDIT CORP.                        7.25%   10/25/2011        350        310,805
FORD MOTOR CREDIT CORP.                       7.375%   10/28/2009      1,250      1,156,494
GENERAL MOTORS ACCEPTANCE CORP.                6.75%    12/1/2014        225        209,310
GENERAL MOTORS ACCEPTANCE CORP.                7.25%     3/2/2011      3,750      3,639,172
                                                                                 ----------
TOTAL                                                                             5,315,781
                                                                                 ----------
AUTO PARTS & EQUIPMENT 0.79%
COOPER-STANDARD AUTOMOTIVE INC.               8.375%   12/15/2014        600        476,250
CUMMINS, INC.                                  9.50%    12/1/2010        500        529,212
STANADYNE CORP.                               10.00%    8/15/2014        275        258,500
TENNECO INC.                                  8.625%   11/15/2014        625        626,562
                                                                                 ----------
TOTAL                                                                             1,890,524
                                                                                 ----------
AUTOMOTIVE 0.47%
GENERAL MOTORS CORP.                           7.20%    1/15/2011      1,250      1,112,500
                                                                                 ----------
BUILDING & CONSTRUCTION 0.64%
BEAZER HOMES USA, INC.                         6.50%   11/15/2013        700        637,000
STANDARD PACIFIC CORP.                         7.00%    8/15/2015      1,000        892,500
                                                                                 ----------
TOTAL                                                                             1,529,500
                                                                                 ----------
BUILDING MATERIALS 0.10%
INTERLINE BRANDS, INC.                        8.125%    6/15/2014        250        250,625
                                                                                 ----------
CHEMICALS 2.93%
AIRGAS, INC.                                   6.25%    7/15/2014        525        493,500
EQUISTAR CHEMICALS, L.P.                       7.55%    2/15/2026      1,500      1,462,500
HERCULES, INC.                                 6.75%   10/15/2029        850        807,500
IMC GLOBAL, INC.                               7.30%    1/15/2028         75         67,875
IMC GLOBAL, INC.                              11.25%     6/1/2011        300        318,000
INEOS GROUP HOLDINGS PLC
   (UNITED KINGDOM)+(a)                        8.50%    2/15/2016      1,000        941,250
NALCO CO.                                     8.875%   11/15/2013      1,000      1,012,500
NOVA CHEMICALS CORP. (CANADA)(a)               6.50%    1/15/2012        500        462,500
RHODIA S.A. (FRANCE)(a)                       8.875%     6/1/2011        353        353,441

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                    PRINCIPAL
                                            INTEREST    MATURITY      AMOUNT
INVESTMENTS                                   RATE        DATE        (000)        VALUE
------------------------------------------------------------------------------------------
ROCKWOOD SPECIALTIES GROUP, INC.              7.50%    11/15/2014     $  850    $  837,250
TERRA CAPITAL INC.                           11.50%      6/1/2010        218       238,710
                                                                                ----------
TOTAL                                                                            6,995,026
                                                                                ----------
CONSUMER/COMMERCIAL/LEASE FINANCING 0.06%
IPAYMENT, INC.+                               9.75%     5/15/2014        150       150,000
                                                                                ----------
CONSUMER PRODUCTS 1.05%
ELIZABETH ARDEN, INC.                         7.75%     1/15/2014      1,600     1,580,000
PLAYTEX PRODUCTS, INC.                       9.375%      6/1/2011        550       575,437
RAYOVAC CORP.                                 8.50%     10/1/2013        400       344,000
                                                                                ----------
TOTAL                                                                            2,499,437
                                                                                ----------
DIVERSIFIED CAPITAL GOODS 0.39%
PARK-OHIO INDUSTRIES, INC.                   8.375%    11/15/2014        600       531,000
SENSUS METERING SYSTEMS, INC.                8.625%    12/15/2013        405       396,900
                                                                                ----------
TOTAL                                                                              927,900
                                                                                ----------
ELECTRIC - GENERATION 2.38%
DYNEGY HOLDINGS INC.                         6.875%      4/1/2011      1,065     1,011,750
DYNEGY HOLDINGS, INC.+                       8.375%      5/1/2016      1,250     1,237,500
EDISON MISSION ENERGY+                        7.75%     6/15/2016      1,250     1,234,375
NRG ENERGY, INC.                             7.375%      2/1/2016        500       488,750
RELIANT RESOURCES, INC.                       6.75%    12/15/2014        775       716,875
RELIANT RESOURCES, INC.                       9.50%     7/15/2013      1,000     1,010,000
                                                                                ----------
TOTAL                                                                            5,699,250
                                                                                ----------
ELECTRIC - INTEGRATED 2.30%
DUKE ENERGY CORP.                            5.375%      1/1/2009        900       891,334
MIDWEST GENERATION, LLC                       8.75%      5/1/2034        675       718,875
MIRANT AMERICAS GENERATION LLC               9.125%      5/1/2031        325       316,875
MIRANT NORTH AMERICA LLC+                    7.375%    12/31/2013        750       727,500
NEVADA POWER CO.                             5.875%     1/15/2015      1,000       953,354
PG&E CORP.                                    4.80%      3/1/2014        300       279,994
PSEG ENERGY HOLDINGS LLC                      8.50%     6/15/2011        671       707,905
VIRGINIA ELECTRIC & POWER CO.                 4.50%    12/15/2010        950       899,191
                                                                                ----------
TOTAL                                                                            5,495,028
                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                        PRINCIPAL
                                                INTEREST   MATURITY       AMOUNT
INVESTMENTS                                       RATE       DATE         (000)       VALUE
---------------------------------------------------------------------------------------------
ELECTRONICS 0.18%
AMKOR TECHNOLOGY, INC.                            9.25%      6/1/2016     $  275   $  261,937
COMMUNICATIONS & POWER INDUSTRIES, INC.           8.00%      2/1/2012        175      177,625
                                                                                   ----------
TOTAL                                                                                 439,562
                                                                                   ----------
ENERGY - EXPLORATION & PRODUCTION 2.51%
CHESAPEAKE ENERGY CORP.                           6.25%     1/15/2018      1,250    1,146,875
HOUSTON EXPLORATION CO.                           7.00%     6/15/2013        925      915,750
KCS ENERGY SERVICES, INC.                        7.125%      4/1/2012        610      577,975
KERR-MCGEE CORP.                                  6.95%      7/1/2024      1,500    1,515,291
POGO PRODUCING CO.                               6.625%     3/15/2015      1,300    1,207,375
QUICKSILVER RESOURCES INC.                       7.125%      4/1/2016        300      282,750
RANGE RESOURCES CORP.                            7.375%     7/15/2013        360      359,100
                                                                                   ----------
TOTAL                                                                               6,005,116
                                                                                   ----------
ENVIRONMENTAL 0.87%
ALLIED WASTE NORTH AMERICA, INC.                 6.125%     2/15/2014      1,200    1,086,000
ALLIED WASTE NORTH AMERICA, INC.                 7.875%     4/15/2013      1,000    1,005,000
                                                                                   ----------
TOTAL                                                                               2,091,000
                                                                                   ----------
FOOD & DRUG RETAILERS 1.24%
INGLES MARKETS, INC.                             8.875%     12/1/2011      1,200    1,261,500
RITE AID CORP.                                   6.875%     8/15/2013        750      652,500
STATER BROS. HOLDINGS, INC.                      8.125%     6/15/2012      1,050    1,042,125
                                                                                   ----------
TOTAL                                                                               2,956,125
                                                                                   ----------
FOOD - WHOLESALE 0.27%
CHIQUITA BRANDS INT'L., INC.                      7.50%     11/1/2014        130      109,200
DOLE FOOD CO., INC.                               8.75%     7/15/2013        600      543,000
                                                                                   ----------
TOTAL                                                                                 652,200
                                                                                   ----------
FORESTRY/PAPER 3.46%
ABITIBI-CONSOLIDATED, INC. (CANADA)(a)            8.55%      8/1/2010      1,500    1,428,750
AINSWORTH LUMBER CO. LTD. (CANADA)(a)             7.25%     10/1/2012        955      787,875
BOISE CASCADE, LLC                               7.125%    10/15/2014        500      445,000
BOWATER, INC.                                     6.50%     6/15/2013        500      437,500
BOWATER, INC.                                     9.50%    10/15/2012      1,000    1,002,500
BUCKEYE TECHNOLOGIES, INC.                        8.00%    10/15/2010        650      598,000
DOMTAR INC. (CANADA)(a)                          7.875%    10/15/2011      1,200    1,134,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                               PRINCIPAL
                                                       INTEREST    MATURITY      AMOUNT
INVESTMENTS                                              RATE        DATE        (000)        VALUE
------------------------------------------------------------------------------------------------------
JEFFERSON SMURFIT CORP.                                  7.50%      6/1/2013     $   70    $    63,000
JEFFERSON SMURFIT CORP.                                  8.25%     10/1/2012        250        235,625
JSG FUNDING PLC (IRELAND)(a)                            9.625%     10/1/2012        225        232,875
NORSKE SKOG CANADA LTD. (CANADA)(a)                     7.375%      3/1/2014        850        765,000
ROCK-TENN CO.                                            8.20%     8/15/2011        450        452,250
STONE CONTAINER FINANCE CO. OF CANADA II (CANADA)(a)    7.375%     7/15/2014        350        311,500
TEMBEC INDUSTRIES, INC. (CANADA)(a)                      7.75%     3/15/2012        750        386,250
                                                                                           -----------
TOTAL                                                                                        8,280,125
                                                                                           -----------
GAMING 4.36%
BOYD GAMING CORP.                                       7.125%      2/1/2016        675        655,594
BOYD GAMING CORP.                                        8.75%     4/15/2012        275        289,437
HARD ROCK HOTEL, INC.                                   8.875%      6/1/2013        625        674,219
ISLE OF CAPRI CASINOS, INC.                              7.00%      3/1/2014      1,700      1,612,875
ISLE OF CAPRI CASINOS, INC.                              9.00%     3/15/2012        450        471,937
LAS VEGAS SANDS CORP.                                   6.375%     2/15/2015      1,200      1,119,000
MGM MIRAGE, INC.                                         6.75%      9/1/2012      1,750      1,693,125
PREMIER ENTERTAINMENT BILOXI LLC                        10.75%      2/1/2012        550        570,625
RIVER ROCK ENTERTAINMENT AUTHORITY                       9.75%     11/1/2011        775        819,563
SCIENTIFIC GAMES CORP.                                   6.25%    12/15/2012        325        305,500
SENECA GAMING CORP.                                      7.25%      5/1/2012      1,000        973,750
TURNING STONE CASINO RESORT+                            9.125%    12/15/2010        665        674,975
WYNN LAS VEGAS LLC/WYNN LAS VEGAS CAPITAL CORP.         6.625%     12/1/2014        600        568,500
                                                                                           -----------
TOTAL                                                                                       10,429,100
                                                                                           -----------
GAS DISTRIBUTION 3.30%
EL PASO CORP.                                            7.00%     5/15/2011      2,750      2,725,938
EL PASO CORP.                                            7.75%     1/15/2032        500        489,375
FERRELLGAS PARTNERS, L.P.                                6.75%      5/1/2014      1,100      1,047,750
INERGY, L.P.                                             8.25%      3/1/2016        800        812,000
MARKWEST ENERGY PARTNERS, L.P.                          6.875%     11/1/2014        875        809,375
SONAT, INC.                                             7.625%     7/15/2011        275        279,125
WILLIAMS COS., INC. (THE)                               7.875%      9/1/2021      1,700      1,734,000
                                                                                           -----------
TOTAL                                                                                        7,897,563
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                               PRINCIPAL
                                                       INTEREST    MATURITY      AMOUNT
INVESTMENTS                                              RATE        DATE         (000)       VALUE
-----------------------------------------------------------------------------------------------------
HEALTH SERVICES 4.06%
AMERICAN MEDICAL SYSTEMS HOLDINGS, INC.                  3.25%      7/1/2036     $  250    $  267,187
AMERIPATH, INC.                                         10.50%      4/1/2013      1,000     1,053,750
BIO-RAD LABORATORIES, INC.                              6.125%    12/15/2014        500       461,250
CDRV INVESTORS, INC. (ZERO COUPON UNTIL 1/1/2010)**     9.625%      1/1/2015        515       350,200
DAVITA, INC.                                             7.25%     3/15/2015      1,500     1,447,500
HANGER ORTHOPEDIC GROUP, INC.+                          10.25%      6/1/2014        350       348,250
HCA INC.                                                6.375%     1/15/2015      1,000       931,549
PSYCHIATRIC SOLUTIONS, INC.                              7.75%     7/15/2015        900       885,375
SELECT MEDICAL CORP.                                    7.625%      2/1/2015        500       437,500
TENET HEALTHCARE CORP.                                  7.375%      2/1/2013        700       642,250
TENET HEALTHCARE CORP.+                                  9.50%      2/1/2015        525       517,125
TENET HEALTHCARE CORP.                                  9.875%      7/1/2014        400       402,000
UNITEDHEALTH GROUP, INC.                                4.875%      4/1/2013        500       472,068
VANGUARD HEALTH HOLDINGS CO. II LLC                      9.00%     10/1/2014      1,500     1,503,750
                                                                                           ----------
TOTAL                                                                                       9,719,754
                                                                                           ----------
HOTELS 0.59%
GAYLORD ENTERTAINMENT CO.                                6.75%    11/15/2014        350       329,875
HOST MARRIOTT L.P.                                      6.375%     3/15/2015        750       708,750
HOST MARRIOTT L.P.                                       9.25%     10/1/2007        350       362,688
                                                                                           ----------
TOTAL                                                                                       1,401,313
                                                                                           ----------
HOUSEHOLD & LEISURE PRODUCTS 0.27%
ACCO BRANDS CORP.                                       7.625%     8/15/2015        700       652,750
                                                                                           ----------
LEISURE 0.42%
GAYLORD ENTERTAINMENT CO.                                8.00%    11/15/2013      1,010     1,013,788
                                                                                           ----------
MACHINERY 0.48%
GARDNER DENVER, INC.                                     8.00%      5/1/2013        675       712,125
MANITOWOC CO., INC. (THE)                               7.125%     11/1/2013        450       443,250
                                                                                           ----------
TOTAL                                                                                       1,155,375
                                                                                           ----------
MEDIA - BROADCAST 0.70%
ALLBRITTON COMMUNICATIONS CO.                            7.75%    12/15/2012      1,000       995,000
SINCLAIR BROADCAST GROUP, INC.                           8.00%     3/15/2012        400       408,000
SINCLAIR BROADCAST GROUP, INC.                           8.75%    12/15/2011        250       262,500
                                                                                           ----------
TOTAL                                                                                       1,665,500
                                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                    PRINCIPAL
                                            INTEREST    MATURITY      AMOUNT
INVESTMENTS                                   RATE        DATE        (000)        VALUE
------------------------------------------------------------------------------------------
MEDIA - CABLE 2.48%
CHARTER COMMUNICATIONS HOLDINGS, LLC I       11.00%     10/1/2015   $  1,500    $1,320,000
CHARTER COMMUNICATIONS HOLDINGS, LLC II      10.25%     9/15/2010        500       503,750
DIRECTV GROUP, INC. (THE)                    6.375%     6/15/2015      1,000       927,500
DIRECTV GROUP, INC. (THE)                    8.375%     3/15/2013        277       291,542
ECHOSTAR DBS CORP.                           6.375%     10/1/2011      1,000       960,000
ECHOSTAR DBS CORP.+                          7.125%      2/1/2016        575       556,313
MEDIACOM BROADBAND LLC                        8.50%    10/15/2015        625       603,125
MEDIACOM COMMUNICATIONS CORP.                 9.50%     1/15/2013        775       775,000
                                                                                ----------
TOTAL                                                                            5,937,230
                                                                                ----------
MEDIA - SERVICES 0.68%
AFFINION GROUP INC.+                         11.50%    10/15/2015        225       221,625
INTERPUBLIC GROUP OF COS. (THE)               6.25%    11/15/2014        285       233,700
WARNER MUSIC GROUP CORP.                     7.375%     4/15/2014      1,200     1,170,000
                                                                                ----------
TOTAL                                                                            1,625,325
                                                                                ----------
METALS/MINING EXCLUDING STEEL 1.10%
FOUNDATION PA COAL CO.                        7.25%      8/1/2014        750       735,000
NOVELIS INC. (CANADA)+(a)                     8.00%     2/15/2015      1,000       965,000
PEABODY ENERGY CORP.                         5.875%     4/15/2016      1,000       920,000
                                                                                ----------
TOTAL                                                                            2,620,000
                                                                                ----------
NON-ELECTRIC UTILITIES 0.63%
SEMCO ENERGY, INC.                           7.125%     5/15/2008      1,500     1,496,793
                                                                                ----------
NON-FOOD & DRUG RETAILERS 0.83%
BON-TON STORES, INC. (THE)+                  10.25%     3/15/2014        450       419,625
COUCHE-TARD U.S. L.P.                         7.50%    12/15/2013        415       415,000
GNC CORP.                                     8.50%     12/1/2010        450       437,625
NEIMAN MARCUS GROUP, INC. (THE) PIK+          9.00%    10/15/2015        675       708,750
                                                                                ----------
TOTAL                                                                            1,981,000
                                                                                ----------
OIL & GAS STORAGE & TRANSPORTATION 0.05%
MARKWEST ENERGY PARTNERS, L.P.+(c)            8.50%     7/15/2016        125       122,938
                                                                                ----------
OIL FIELD EQUIPMENT & SERVICES 1.14%
DRESSER-RAND GROUP INC.                      7.375%     11/1/2014        654       627,840
GRANT PRIDECO, INC.                          6.125%     8/15/2015        550       515,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                                PRINCIPAL
                                                        INTEREST    MATURITY      AMOUNT
INVESTMENTS                                               RATE        DATE        (000)        VALUE
------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO.                                    7.50%     4/15/2013     $  500    $  492,500
HANOVER COMPRESSOR CO.                                   8.625%    12/15/2010        375       390,000
HANOVER COMPRESSOR CO.                                    9.00%      6/1/2014        175       183,750
PRIDE INT'L., INC.                                       7.375%     7/15/2014        500       505,000
                                                                                            ----------
TOTAL                                                                                        2,714,715
                                                                                            ----------
PACKAGING 1.35%
CROWN CORK & SEAL, INC.                                  7.375%    12/15/2026      1,720     1,517,900
OWENS-BROCKWAY GLASS CONTAINER INC.                       7.75%     5/15/2011        525       531,563
OWENS-BROCKWAY GLASS CONTAINER INC.                      8.875%     2/15/2009        560       579,600
OWENS ILLINOIS, INC.                                      7.50%     5/15/2010        600       589,500
                                                                                            ----------
TOTAL                                                                                        3,218,563
                                                                                            ----------
PHARMACEUTICALS 1.33%
ANGIOTECH PHARMACEUTICALS, INC. (CANADA)+(a)              7.75%      4/1/2014      1,000       960,000
MYLAN LABORATORIES INC.                                  6.375%     8/15/2015        800       768,000
WARNER CHILCOTT CORP.                                     8.75%      2/1/2015      1,400     1,449,000
                                                                                            ----------
TOTAL                                                                                        3,177,000
                                                                                            ----------
PRINTING & PUBLISHING 1.40%
CLARKE AMERICAN CORP.                                    11.75%    12/15/2013        450       465,750
DEX MEDIA, INC. (ZERO COUPON UNTIL 11/15/2008)**          9.00%    11/15/2013        500       423,750
DEX MEDIA WEST                                           9.875%     8/15/2013        536       583,567
HOUGHTON MIFFLIN CO. (ZERO COUPON UNTIL 10/15/2008)**    11.50%    10/15/2013        500       415,000
HOUGHTON MIFFLIN CO.                                      8.25%      2/1/2011      1,000     1,017,500
R.H. DONNELLEY CORP.+                                    8.875%     1/15/2016        425       430,844
                                                                                            ----------
TOTAL                                                                                        3,336,411
                                                                                            ----------
RESTAURANTS 0.84%
DENNY'S CORP./DENNY'S HOLDINGS INC.                      10.00%     10/1/2012      1,000     1,000,000
LANDRY'S RESTAURANTS, INC.                                7.50%    12/15/2014      1,100     1,014,750
                                                                                            ----------
TOTAL                                                                                        2,014,750
                                                                                            ----------
SOFTWARE/SERVICES 1.06%
ELECTRONIC DATA SYSTEMS CORP.                             6.50%      8/1/2013        500       493,946
SERENA SOFTWARE, INC.+                                  10.375%     3/15/2016        275       277,063
SUNGARD DATA SYSTEMS, INC.+                              9.125%     8/15/2013      1,100     1,146,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                    PRINCIPAL
                                            INTEREST    MATURITY      AMOUNT
INVESTMENTS                                   RATE        DATE        (000)       VALUE
------------------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS, INC.+                   10.25%    8/15/2015     $  600    $  623,250
                                                                                ----------
TOTAL                                                                            2,541,009
                                                                                ----------
STEEL PRODUCERS/PRODUCTS 0.58%
AK STEEL HOLDING CORP.                         7.75%    6/15/2012        750       738,750
ALLEGHENY LUDLUM CORP.                         6.95%   12/15/2025        625       640,625
                                                                                ----------
TOTAL                                                                            1,379,375
                                                                                ----------
SUPPORT - SERVICES 2.52%
AVIS BUDGET CAR RENTAL+                       7.625%    5/15/2014        500       487,500
HERTZ CORP. (THE)+                            8.875%     1/1/2014      1,350     1,390,500
IRON MOUNTAIN, INC.                            7.75%    1/15/2015      1,350     1,296,000
IRON MOUNTAIN, INC.                           8.625%     4/1/2013        500       502,500
UNITED RENTALS NORTH AMERICA, INC.             7.75%   11/15/2013      1,000       955,000
WILLIAMS SCOTSMAN, INC.                        8.50%    10/1/2015      1,400     1,389,500
                                                                                ----------
TOTAL                                                                            6,021,000
                                                                                ----------
TELECOM - FIXED LINE 0.18%
LEVEL 3 FINANCING, INC.                       10.75%   10/15/2011        420       433,650
                                                                                ----------
TELECOM - INTEGRATED/SERVICES 3.46%
CINCINNATI BELL, INC.                         8.375%    1/15/2014      2,000     1,980,000
HUGHES NETWORK SYSTEMS, LLC+                   9.50%    4/15/2014        600       591,000
INTELSAT, LTD. (BERMUDA)(a)                    8.25%    1/15/2013      1,350     1,346,625
INTELSAT, LTD. (BERMUDA)+(a)(c)                9.25%    6/15/2016        125       129,687
NORDIC TELEPHONE CO. HOLDINGS
   (DENMARK)+(a)                              8.875%     5/1/2016        600       619,500
QWEST CAPITAL FUNDING, INC.                    7.90%    8/15/2010      2,250     2,250,000
QWEST CORP.                                   7.875%     9/1/2011        375       381,563
SYNIVERSE TECHNOLOGIES INC.                    7.75%    8/15/2013      1,000       977,500
                                                                                ----------
TOTAL                                                                            8,275,875
                                                                                ----------
TELECOM - WIRELESS 1.77%
AIRGATE PCS, INC.                             8.827%#  10/15/2011        255       262,012
NEXTEL COMMUNICATIONS, INC.                   7.375%     8/1/2015      1,200     1,222,280
NEXTEL PARTNERS, INC.                         8.125%     7/1/2011      1,000     1,051,250
ROGERS WIRELESS INC. (CANADA)(a)               7.25%   12/15/2012        675       683,438
UBIQUITEL OPERATING CO.                       9.875%     3/1/2011        680       742,900
WIND ACQUISITION FINANCE SA
   (LUXEMBOURG)+(a)                           10.75%    12/1/2015        250       266,875
                                                                                ----------
TOTAL                                                                            4,228,755
                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                                    PRINCIPAL
                                            INTEREST    MATURITY      AMOUNT
INVESTMENTS                                   RATE        DATE        (000)         VALUE
--------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT 0.36%
LUCENT TECHNOLOGIES INC.                       6.45%    3/15/2029    $   750    $    641,250
NORTEL NETWORKS LTD. (CANADA)+(a)(c)         10.125%    7/15/2013        225         230,063
                                                                                ------------
TOTAL                                                                                871,313
                                                                                ------------
THEATERS & ENTERTAINMENT 0.54%
AMC ENTERTAINMENT, INC.                        8.00%     3/1/2014        625         575,781
AMC ENTERTAINMENT, INC.                       11.00%     2/1/2016        250         268,750
CINEMARK USA, INC.                             9.00%     2/1/2013        420         443,100
                                                                                ------------
TOTAL                                                                              1,287,631
                                                                                ------------
TRANSPORTATION EXCLUDING AIR/RAIL 0.64%
BRISTOW GROUP INC.                            6.125%    6/15/2013        775         718,813
CHC HELICOPTER CORP. CLASS A (CANADA)(a)      7.375%     5/1/2014        600         579,000
HORNBECK OFFSHORE SERVICES, INC.              6.125%    12/1/2014        250         233,125
                                                                                ------------
TOTAL                                                                              1,530,938
                                                                                ------------
TOTAL HIGH YIELD CORPORATE NOTES & BONDS
   (cost $148,296,670)                                                           144,940,138
                                                                                ============
U.S. TREASURY OBLIGATION 3.23%
U.S. TREASURY NOTE (cost $8,020,880)           5.00%    2/15/2011      7,750       7,733,353
                                                                                ------------
TOTAL LONG-TERM INVESTMENTS
   (cost $222,273,290)                                                           219,927,804
                                                                                ============
SHORT-TERM INVESTMENT 6.70%
INVESTMENTS & MISCELLANEOUS
FINANCIAL SERVICES
FEDERAL HOME LOAN DISCOUNT NOTE
   (cost $16,012,773)                          4.75%     7/3/2006     16,017      16,012,773
                                                                                ============
TOTAL INVESTMENTS IN SECURITIES 98.66%
   (cost $238,286,063)                                                           235,940,577
                                                                                ============
CASH AND OTHER ASSETS IN EXCESS OF
   LIABILITIES 1.34%                                                               3,201,729
                                                                                ------------
NET ASSETS 100.00%                                                              $239,142,306
                                                                                ============

*    Non-income producing security.

**   The rate shown reflects the coupon rate after the step date.

+ Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

# Variable rate security. The interest rate represents the rate at June 30, 2006.

(a)  Foreign security traded in U.S. dollars.

(b)  Amount represents less than 1,000 shares.

(c)  Security purchased on a when-issued basis.

PIK  Payment-in-kind.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $238,286,063)             $235,940,577
Cash                                                                     90,306
Receivables:
   Interest and dividends                                             3,584,623
   Investment securities sold                                         1,407,870
   Capital shares sold                                                   92,049
   From advisor                                                           9,388
Prepaid expenses and other assets                                         2,246
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        241,127,059
-------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                    1,189,406
   Capital shares reacquired                                            532,331
   Management fee                                                        94,321
   Directors' fees                                                       18,968
   Fund administration                                                    7,577
Accrued expenses and other liabilities                                  142,150
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     1,984,753
-------------------------------------------------------------------------------
NET ASSETS                                                         $239,142,306
===============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $236,723,514
Undistributed net investment income                                   5,355,016
Accumulated net realized loss on investments                           (590,738)
Net unrealized depreciation on investments                           (2,345,486)
-------------------------------------------------------------------------------
NET ASSETS                                                         $239,142,306
===============================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK
   AUTHORIZED, $.001 PAR VALUE)                                      20,345,403
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                      $      11.75
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                           $   256,743
Interest                                                              7,002,201
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               7,258,944
-------------------------------------------------------------------------------
EXPENSES:
Management fee                                                          564,354
Shareholder servicing                                                   396,674
Fund administration                                                      45,148
Reports to shareholders                                                  29,160
Professional                                                             20,033
Custody                                                                  12,427
Directors' fees                                                           3,829
Other                                                                       875
-------------------------------------------------------------------------------
Gross expenses                                                        1,072,500
   Expense reductions (See Note 7)                                       (5,389)
   Expenses assumed by advisor (See Note 3)                             (51,272)
-------------------------------------------------------------------------------
NET EXPENSES                                                          1,015,839
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 6,243,105
===============================================================================
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments                                        687,544
Net change in unrealized depreciation on investments                 (2,081,704)
===============================================================================
NET REALIZED AND UNREALIZED LOSS                                     (1,394,160)
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,848,945
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE SIX MONTHS
                                            ENDED JUNE 30, 2006   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                          (UNAUDITED)        DECEMBER 31, 2005
OPERATIONS:
Net investment income                           $  6,243,105         $  8,756,123
Net realized gain on investments                     687,544            1,447,034
Net change in unrealized depreciation on
   investments                                    (2,081,704)          (6,403,832)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      4,848,945            3,799,325
=================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     --          (10,131,268)
Net realized gain                                         --           (2,217,077)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       --          (12,348,345)
=================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                     39,773,435           74,923,258
Net proceeds in connection with
   acquisition of the Phoenix-Lord Abbett
   Bond-Debenture Series (See Note 11)                    --           23,385,336
Reinvestment of distributions                             --           12,348,345
Cost of shares reacquired                        (17,756,923)         (28,031,651)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                     22,016,512           82,625,288
=================================================================================
NET INCREASE IN NET ASSETS                        26,865,457           74,076,268
=================================================================================
NET ASSETS:
Beginning of period                              212,276,849          138,200,581
---------------------------------------------------------------------------------
END OF PERIOD                                   $239,142,306         $212,276,849
=================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
   OF) NET INVESTMENT INCOME                    $  5,355,016         $   (888,089)
=================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                             SIX MONTHS
                                               ENDED               YEAR ENDED 12/31           12/3/2001(c)
                                             6/30/2006    ---------------------------------        TO
                                            (UNAUDITED)    2005     2004     2003     2002     12/31/2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $11.49     $12.05   $11.90   $10.58   $10.03      $10.00
                                               ======     ======   ======   ======   ======      ======
Investment operations:
   Net investment income(a)                       .32        .60      .64      .67      .57         .03
   Net realized and unrealized gain
      (loss)                                     (.06)      (.44)     .30     1.23      .23          --(e)
                                               ------     ------   ------   ------   ------      ------
      Total from investment operations            .26        .16      .94     1.90      .80         .03
                                               ------     ------   ------   ------   ------      ------
Distributions to shareholders from:
   Net investment income                           --       (.59)    (.64)    (.48)    (.22)         --
   Net realized gain                               --       (.13)    (.15)    (.10)    (.03)         --
                                               ------     ------   ------   ------   ------      ------
      Total distributions                          --       (.72)    (.79)    (.58)    (.25)         --
                                               ------     ------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD                 $11.75     $11.49   $12.05   $11.90   $10.58      $10.03
                                               ======     ======   ======   ======   ======      ======
Total Return(b)                                  2.26%(d)   1.31%    7.89%   18.01%    7.92%        .30%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions
      and expenses assumed                        .45%(d)    .90%     .90%     .90%     .85%        .07%(d)
   Expenses, excluding expense reductions
      and expenses assumed                        .47%(d)    .94%     .98%     .99%    1.62%        .33%(d)
   Net investment income                         2.74%(d)   5.00%    5.30%    5.78%    5.39%        .34%(d)

                                             SIX MONTHS
                                               ENDED                    YEAR ENDED 12/31              12/3/2001(c)
                                             6/30/2006      ---------------------------------------        TO
SUPPLEMENTAL DATA:                          (UNAUDITED)       2005       2004       2003      2002     12/31/2001
==================================================================================================================
   Net assets, end of  period (000)           $239,142      $212,277   $138,201   $96,185   $23,763      $1,003
   Portfolio turnover rate                       19.76%(d)     47.33%     44.01%    44.40%   105.79%      21.07%(d)
==================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Commencement of operations.

(d)  Not annualized.

(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Bond-Debenture Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

..50% of the first $1 billion of average daily net assets;
..45% of average daily net assets over $1 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fees) do not exceed an annual rate of ..40% of average daily net assets. A similar agreement is in place through April 30, 2007.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $383,994 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 are as follows:

                                 SIX MONTHS ENDED      YEAR ENDED
                              6/30/2006 (UNAUDITED)    12/31/2005
-----------------------------------------------------------------
Distributions paid from:
Ordinary income                         $--           $11,333,451
Net long-term capital gains              --             1,014,894
-----------------------------------------------------------------
   Total distributions paid             $--           $12,348,345
=================================================================

As of June 30, 2006, the aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $240,161,730
----------------------------------------------
Gross unrealized gain                4,896,935
Gross unrealized loss               (9,118,088)
----------------------------------------------
   Net unrealized security loss   $ (4,221,153)
==============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 are as follows:

    U.S.        NON-U.S.        U.S.        NON-U.S.
 GOVERNMENT    GOVERNMENT    GOVERNMENT    GOVERNMENT
 PURCHASES*    PURCHASES       SALES*        SALES
-----------------------------------------------------
$14,106,273   $50,890,741   $10,048,397   $32,127,958

*Includes U.S. Government sponsored enterprises securities.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to fund transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

The Fund may invest up to 20% of its net assets in equity securities, which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                  SIX MONTHS ENDED
                                    JUNE 30, 2006        YEAR ENDED
                                     (UNAUDITED)     DECEMBER 31, 2005
----------------------------------------------------------------------
Shares sold                           3,389,818         6,240,828
Shares issued in reorganization
   (See Note 11)                             --         2,017,717
Reinvestment of distributions                --         1,077,517
Shares reacquired                    (1,512,136)       (2,338,100)
----------------------------------------------------------------------
Increase                              1,877,682         6,997,962
----------------------------------------------------------------------

11.  REORGANIZATION

After the close of business on April 29, 2005, the Fund acquired the net assets of the Phoenix-Lord Abbett Bond-Debenture Series pursuant to a plan of reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares (valued at $23,385,336) of the Fund for the 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, $31,739 of distribution in excess of net investment income and $181 of net accumulated realized loss, were combined with those of the Fund. The aggregate net assets of the Fund and Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Fund immediately after the acquisition were $167,818,782.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces the Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of fund holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

 This report when not used for
   the general information of
shareholders of the fund is to
be distributed only if preceded
  or accompanied by a current
        fund prospectus.

 Lord Abbett mutual fund shares
       are distributed by         Lord Abbett Series Fund, Inc.    LASFBD-3-0606
  LORD ABBETT DISTRIBUTOR LLC        Bond-Debenture Portfolio             (8/06)

[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   GROWTH AND INCOME PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT SERIES FUND -- GROWTH AND INCOME PORTFOLIO
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund - Growth and Income Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
----------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: As the first half of the six month period came to a close, domestic equities, as measured by the S&P 500(R) Index,(1) were in positive territory and at multiyear highs. Unfortunately, a string of events led to the erosion of those gains, ultimately leaving the S&P 500 down for the period. Triggering the sell-off was a higher than expected March inflation report (released in mid-April).

     As the market came under pressure in the second half of the period, investors reduced their exposure to market risk. Though small capitalization stocks outperformed the broad market in the six months to June, large caps benefited (relative to small caps) in the second half from a flight to quality that occurred as the market consolidated. Within the S&P 500, the top performing sectors were energy, telecommunications, and industrials. The performance of the energy sector was well correlated to gains in the spot market for crude oil, while industrials rallied due to positive underlying macroeconomic fundamentals. The positive six month performance turned in by the telecommunications sector was biased by a very robust first quarter. The worst performing sectors were information technology and healthcare.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 5.3%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared with its benchmark, the S&P 500 Index, which returned 2.7% over the same period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR: 12.12%, 5 YEARS: 5.02%, AND 10 YEARS: 10.04%. This reflects the percentage change in NAV for

--------------------------------------------------------------------------------

Class VC shares and includes the reinvestment of all distributions, but does not include mortality and expense charges, any administrative policy charges, or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Industrials sector stocks made the greatest contribution to the Fund's performance relative to its benchmark in the period. Within that sector, individual contributors to performance included Caterpillar Inc., a maker of construction, mining, agricultural, and forestry machinery, and Parker Hannifin Corp., a manufacturer of motion control products, including fluid power systems and electromechanical controls.

     An underweight position in the information technology sector also contributed to the Fund's relative performance in the period.

     The consumer staples sector also added to relative performance. In particular, Campbell Soup Co., a maker of convenience food products, was the Fund's third best individual contributor to performance. The Kroger Co., an operator of supermarkets and convenience stores, also contributed to performance.

     Energy sector companies added to performance. These included oil services company Schlumberger Ltd., the Fund's top contributor; ExxonMobil Corp., an operator of petroleum and petrochemicals businesses, which was the Fund's largest period end holding and its second strongest contributor; and Baker Hughes Inc., a supplier of reservoir-centered products and services to the oil and gas industry.

     Also adding to performance were Comcast Corp., an operator of hybrid fiber-coaxial broadband cable communications networks; BellSouth Corp., a provider of telecommunications services, systems and products; and AT&T Inc., a communications services provider.

     The financials sector was the greatest detractor from the Fund's performance relative to its benchmark. Within that sector, insurance provider, American International Group, Inc., provided disappointing performance in the period. Also detracting

--------------------------------------------------------------------------------

from relative performance were the materials sector and the utilities sector.

     Individual detractors from performance included five healthcare sector holdings: Boston Scientific Corp., a maker of minimally invasive medical devices and the Fund's number-one individual detractor; Teva Pharmaceutical Industries Ltd., a manufacturer of generic and branded pharmaceutical products; Medtronic Inc., a supplier of device-based therapies to alleviate pain; MedImmune, Inc., a developer of products that address medical needs in areas such as infectious diseases and transplantation medicine; and Wyeth, a research-driven pharmaceutical and healthcare products company.

     Other detractors included two technology sector holdings: Microsoft Corp., a software products company, and Motorola, Inc., a provider of integrated communications solutions. Industrials holding General Electric Co. also hurt performance. The company manufactures jet engines, power plant turbines, locomotives, medical imaging equipment, and provides private label credit cards.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT     ACCOUNT    PAID DURING
                                             VALUE       VALUE       PERIOD+
                                           ---------   ---------   -----------
                                                                     1/1/06 -
                                            1/1/06      6/30/06      6/30/06
                                           ---------   ---------   -----------
CLASS VC
Actual                                     $1,000.00   $1,052.80      $4.43
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,020.46      $4.36

+ Expenses are equal to the Fund's annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                    %**

Auto & Transportation      1.53%
Consumer Discretionary     5.18%
Consumer Staples          15.82%
Financial Services        15.92%
Healthcare                16.34%
Integrated Oils            4.06%
Materials & Processing     8.18%
Other                      4.45%
Other Energy               3.91%
Producer Durables          7.08%
Technology                 3.85%
Utilities                  9.98%
Short-Term Investments     3.70%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                                          VALUE
INVESTMENTS                                                   SHARES     (000)
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 96.51%

COMMON STOCKS 96.51%

AEROSPACE 1.46%
BOEING CO. (THE)                                               80,100   $  6,561
LOCKHEED MARTIN CORP.                                          81,600      5,854
NORTHROP GRUMMAN CORP.                                        170,313     10,910
ROCKWELL COLLINS, INC.                                         56,083      3,133
                                                                        --------
TOTAL                                                                     26,458
                                                                        --------
AGRICULTURE, FISHING & RANCHING 0.68%
MONSANTO CO.                                                  145,198     12,224
                                                                        --------
AUTOMOBILES 0.40%
HONDA MOTOR CO. LTD. ADR                                      226,239      7,199
                                                                        --------
BANKS 7.70%
BANK OF AMERICA CORP.                                         699,423     33,642
BANK OF NEW YORK CO., INC. (THE)                              829,198     26,700
BB&T CORPORATION                                               12,600        524
COMMERCE BANCORP, INC.                                        224,730      8,016
JPMORGAN CHASE & CO.                                          686,651     28,840
MARSHALL & ILSLEY CORP.                                       144,375      6,604
MITSUBISHI UFJ FINANCIAL GROUP, INC. ADR                      671,615      9,369
NATIONAL CITY CORP.                                            79,300      2,870
PNC FINANCIAL SERVICES GROUP, INC. (THE)                      121,676      8,538
SUNTRUST BANKS, INC.                                          186,243     14,203
                                                                        --------
TOTAL                                                                    139,306
                                                                        --------
BEVERAGE: BREWERS 0.52%
ANHEUSER-BUSCH COS., INC.                                     208,200      9,492
                                                                        --------
BEVERAGE: SOFT DRINKS 2.95%
COCA-COLA CO. (THE)                                           502,600     21,622
COCA-COLA ENTERPRISES INC.                                    372,546      7,589
PEPSICO, INC.                                                 401,405     24,100
                                                                        --------
TOTAL                                                                     53,311
                                                                        --------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.32%
BAXTER INT'L., INC.                                           648,114   $ 23,825
                                                                        --------
CHEMICALS 0.86%
PRAXAIR, INC.                                                 287,863     15,545
                                                                        --------
COMPUTER TECHNOLOGY 1.70%
HEWLETT-PACKARD CO.                                           631,805     20,015
SUN MICROSYSTEMS, INC.*                                     2,592,700     10,760
                                                                        --------
TOTAL                                                                     30,775
                                                                        --------
CONSUMER PRODUCTS 1.50%
KIMBERLY-CLARK CORP.                                          440,456     27,176
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES 1.85%
CITIGROUP, INC.                                               691,775     33,371
                                                                        --------
DIVERSIFIED PRODUCTION 0.09%
DOVER CORP.                                                    31,700      1,567
                                                                        --------
DRUG & GROCERY STORE CHAINS 1.83%
KROGER CO. (THE)                                            1,513,377     33,082
                                                                        --------
DRUGS & PHARMACEUTICALS 13.31%
ABBOTT LABORATORIES                                           209,440      9,134
ASTRAZENECA PLC ADR                                           242,500     14,506
GLAXOSMITHKLINE PLC ADR                                       429,159     23,947
JOHNSON & JOHNSON                                             213,500     12,793
MEDIMMUNE, INC.*                                              290,296      7,867
MERCK & CO., INC.                                             295,787     10,776
NOVARTIS AG ADR                                               795,657     42,902
PFIZER, INC.                                                1,599,424     37,539
SANOFI-AVENTIS ADR                                            229,300     11,167
SCHERING-PLOUGH CORP.                                         543,533     10,343
TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR                       451,917     14,276
WYETH                                                       1,022,028     45,388
                                                                        --------
TOTAL                                                                    240,638
                                                                        --------
ELECTRICAL EQUIPMENT & COMPONENTS 1.77%
EMERSON ELECTRIC CO.                                          382,633     32,068
                                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                          VALUE
INVESTMENTS                                                    SHARES     (000)
--------------------------------------------------------------------------------
ELECTRONICS: MEDICAL SYSTEMS 0.47%
MEDTRONIC, INC.                                                181,291   $ 8,506
                                                                         -------
ELECTRONICS: TECHNOLOGY 2.15%
GENERAL DYNAMICS CORP.                                         216,008    14,140
RAYTHEON CO.                                                   556,780    24,816
                                                                         -------
TOTAL                                                                     38,956
                                                                         -------
ENGINEERING & CONTRACTING SERVICES 1.20%
FLUOR CORP.                                                    233,384    21,688
                                                                         -------
EXCHANGE TRADED FUNDS 1.42%
ISHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND              16,600     1,311
ISHARES MSCI JAPAN INDEX FUND                                1,465,500    19,989
UTILITIES SELECT SECTOR SPDR                                   134,900     4,356
                                                                         -------
TOTAL                                                                     25,656
                                                                         -------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.51%
AUTOMATIC DATA PROCESSING, INC.                                600,754    27,244
                                                                         -------
FINANCIAL: MISCELLANEOUS 0.91%
FEDERAL HOME LOAN MORTGAGE CORP.                               133,397     7,605
FEDERAL NATIONAL MORTGAGE ASSOC.                               183,558     8,829
                                                                         -------
TOTAL                                                                     16,434
                                                                         -------
FOODS 4.43%
CAMPBELL SOUP CO.                                              830,438    30,817
KELLOGG CO.                                                    146,781     7,109
KRAFT FOODS, INC. CLASS A                                    1,363,563    42,134
                                                                         -------
TOTAL                                                                     80,060
                                                                         -------
GOLD 3.56%
BARRICK GOLD CORP. (CANADA)(a)                                 910,213    26,942
NEWMONT MINING CORP.                                           707,078    37,426
                                                                         -------
TOTAL                                                                     64,368
                                                                         -------
HEALTH & PERSONAL CARE 0.13%
MEDCO HEALTH SOLUTIONS, INC.*                                   41,500   $ 2,377
                                                                         -------
IDENTIFICATION CONTROL & FILTER DEVICES 1.35%
PALL CORP.                                                     158,285     4,432
PARKER HANNIFIN CORP.                                          256,762    19,925
                                                                         -------
TOTAL                                                                     24,357
                                                                         -------
INSURANCE: MULTI-LINE 2.70%
AFLAC INC.                                                     438,170    20,309
ALLSTATE CORP.                                                 122,300     6,693
AMERICAN INT'L. (THE) GROUP, INC.                              369,611    21,826
                                                                         -------
TOTAL                                                                     48,828
                                                                         -------
INSURANCE: PROPERTY-CASUALTY 1.12%
ACE LTD. (BERMUDA)(a)                                          144,647     7,318
CHUBB CORP. (THE)                                               32,200     1,607
XL CAPITAL LTD. CLASS A (BERMUDA)(a)                           185,600    11,377
                                                                         -------
TOTAL                                                                     20,302
                                                                         -------
MACHINERY: AGRICULTURAL 0.87%
DEERE & CO.                                                    187,959    15,693
                                                                         -------
MACHINERY: CONSTRUCTION & HANDLING 1.39%
CATERPILLAR INC.                                               337,266    25,120
                                                                         -------
MACHINERY: INDUSTRIAL/SPECIALTY 0.17%
ILLINOIS TOOL WORKS INC.                                        63,300     3,007
                                                                         -------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.23%
BAKER HUGHES, INC.                                             223,541    18,297
SCHLUMBERGER LTD. (BERMUDA)(a)                                 617,130    40,181
                                                                         -------
TOTAL                                                                     58,478
                                                                         -------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.15%
BOSTON SCIENTIFIC CORP.*                                     1,231,657    20,741
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                         VALUE
INVESTMENTS                                                 SHARES       (000)
--------------------------------------------------------------------------------
MISCELLANEOUS: CONSUMER STAPLES 1.49%
DIAGEO PLC ADR                                              399,726   $   27,001
                                                                      ----------
MULTI-SECTOR COMPANIES 3.04%
EATON CORP.                                                 130,832        9,865
GENERAL ELECTRIC CO.                                      1,069,600       35,254
HONEYWELL INT'L., INC.                                      244,291        9,845
                                                                      ----------
TOTAL                                                                     54,964
                                                                      ----------
OIL: INTEGRATED INTERNATIONAL 4.07%
EXXONMOBIL CORP.                                          1,199,671       73,600
                                                                      ----------
PAPER 1.90%
INTERNATIONAL PAPER CO.                                   1,064,684       34,389
                                                                      ----------
PUBLISHING: NEWSPAPERS 0.42%
TRIBUNE CO.                                                 235,377        7,633
                                                                      ----------
RAILROADS 1.13%
UNION PACIFIC CORP.                                         220,147       20,465
                                                                      ----------
RETAIL 1.05%
FEDERATED DEPARTMENT STORES, INC.                           126,939        4,646
WAL-MART STORES, INC.                                       296,158       14,266
                                                                      ----------
TOTAL                                                                     18,912
                                                                      ----------
SAVINGS & LOAN 0.17%
WASHINGTON MUTUAL, INC.                                      65,600        2,990
                                                                      ----------
SERVICES: COMMERCIAL 2.22%
IAC/INTERACTIVECORP*                                        493,422       13,071
WASTE MANAGEMENT, INC.                                      755,161       27,095
                                                                      ----------
TOTAL                                                                     40,166
                                                                      ----------
SOAPS & HOUSEHOLD CHEMICALS 4.63%
CLOROX CO. (THE)                                            322,766       19,679
PROCTER & GAMBLE CO. (THE)                                1,151,314       64,013
                                                                      ----------
TOTAL                                                                     83,692
                                                                      ----------
UTILITIES: CABLE TV & RADIO 1.66%
COMCAST CORP. SPECIAL CLASS A*                              914,553   $   29,979
                                                                      ----------
UTILITIES: ELECTRICAL 4.10%
AMEREN CORP.                                                148,320        7,490
CONSOLIDATED EDISON, INC.                                    58,900        2,618
DOMINION RESOURCES, INC.                                     48,200        3,605
ENTERGY CORP.                                                41,100        2,908
FPL GROUP, INC.                                             199,948        8,274
PG&E CORP.                                                  557,452       21,897
PPL CORP.                                                   152,800        4,935
PROGRESS ENERGY, INC.                                       192,638        8,258
SOUTHERN CO. (THE)                                          440,434       14,116
                                                                      ----------
TOTAL                                                                     74,101
                                                                      ----------
UTILITIES: GAS PIPELINES 0.69%
EL PASO CORP.                                               825,721       12,386
                                                                      ----------
UTILITIES: TELECOMMUNICATIONS 4.24%
AT&T INC.                                                 1,288,010       35,923
BELLSOUTH CORP.                                             470,467       17,031
SPRINT NEXTEL CORP.                                         295,700        5,911
VERIZON COMMUNICATIONS, INC.                                534,437       17,898
                                                                      ----------
TOTAL                                                                     76,763
                                                                      ----------
TOTAL COMMON STOCKS (cost $1,566,543,927)                              1,744,893
                                                                      ==========
WARRANTS
ELECTRONICS: TECHNOLOGY
RAYTHEON CO. EXPIRING 06/16/2011* (COST $1,719)                 137            2
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS (cost $1,566,545,646)                      1,744,895
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
INVESTMENTS                                               (000)         (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.71%

REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED
6/30/2006, 4.62% DUE 7/3/2006
WITH STATE STREET BANK & TRUST CO.
COLLATERALIZED BY $23,285,000 OF
FEDERAL HOME LOAN MORTGAGE CORP.
AT 5.50% DUE 11/16/2015 AND
$45,945,000 OF FEDERAL NATIONAL
MORTGAGE ASSOC. AT 4.625% AND 5.55%
DUE 3/23/2007 AND 7/16/2007,
RESPECTFULLY; VALUE: $68,486,025;
PROCEEDS: $67,165,203
(cost $67,139,354)                                        $67,139   $    67,139
                                                                    ===========
TOTAL INVESTMENTS IN
SECURITIES 100.22%
(cost $1,633,685,000)                                                 1,812,034
                                                                    ===========
LIABILITIES IN EXCESS OF
OTHER ASSETS (0.22%)                                                     (3,994)
                                                                    -----------
NET ASSETS 100.00%                                                  $ 1,808,040
                                                                    ===========

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR  American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $1,633,685,000)          $1,812,033,684
Receivables:
   Investment securities sold                                          7,738,675
   Interest and dividends                                              2,276,880
   Capital shares sold                                                 1,635,227
Prepaid expenses                                                           9,419
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       1,823,693,885
--------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                    12,867,588
   Capital shares reacquired                                           1,063,257
   Management fee                                                        679,261
   Directors' fees                                                        96,662
   Fund administration                                                    56,668
Accrued expenses and other liabilities                                   890,534
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     15,653,970
================================================================================
NET ASSETS                                                        $1,808,039,915
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $1,591,201,042
Undistributed net investment income                                   10,883,963
Accumulated net realized gain on investments                          27,606,226
Net unrealized appreciation on investments                           178,348,684
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,808,039,915
================================================================================
OUTSTANDING SHARES (200 MILLION SHARES OF COMMON STOCK
   AUTHORIZED, $.001 PAR VALUE)                                       65,642,842
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                     $        27.54
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                           $16,753,240
Interest                                                              1,651,917
Foreign withholding tax                                                (152,922)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              18,252,235
-------------------------------------------------------------------------------
EXPENSES:
Management fee                                                        4,094,275
Shareholder servicing                                                 2,878,119
Fund administration                                                     341,896
Reports to shareholders                                                  78,423
Custody                                                                  45,361
Professional                                                             30,273
Directors' fees                                                          29,035
Other                                                                     7,863
-------------------------------------------------------------------------------
Gross expenses                                                        7,505,245
   Expense reductions (See Note 7)                                      (19,821)
-------------------------------------------------------------------------------
NET EXPENSES                                                          7,485,424
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                10,766,811
===============================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                     26,577,361
Net change in unrealized appreciation on investments                 46,949,158
===============================================================================
NET REALIZED AND UNREALIZED GAIN                                     73,526,519
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $84,293,330
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                             FOR THE SIX MONTHS
                                            ENDED JUNE 30, 2006   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                          (UNAUDITED)        DECEMBER 31, 2005
OPERATIONS:
Net investment income                          $   10,766,811       $   15,235,932
Net realized gain on investments                   26,577,361           91,782,575
Net change in unrealized appreciation
   (depreciation) on investments                   46,949,158          (48,642,583)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      84,293,330           58,375,924
==================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                      --          (15,171,871)
Net realized gain                                          --          (92,697,559)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        --         (107,869,430)
==================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                     209,401,632          435,234,430
Net proceeds in connection with
   acquisition of the Phoenix-Lord Abbett
   Large-Cap Value Series (See Note 11)                    --           97,205,428
Reinvestment of distributions                              --          107,869,430
Cost of shares reacquired                         (78,481,429)        (174,586,179)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                     130,920,203          465,723,109
==================================================================================
NET INCREASE IN NET ASSETS                        215,213,533          416,229,603
==================================================================================
NET ASSETS:
Beginning of period                             1,592,826,382        1,176,596,779
----------------------------------------------------------------------------------
END OF PERIOD                                  $1,808,039,915       $1,592,826,382
==================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME            $   10,883,963       $      117,152
==================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                 ENDED                      YEAR ENDED 12/31
                                               6/30/2006     --------------------------------------------
                                              (UNAUDITED)     2005     2004     2003     2002       2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $26.16      $27.18   $24.52   $18.83   $23.11     $25.45
                                                 ======      ======   ======   ======   ======     ======
Investment operations:
   Net investment income(a)                         .17         .29      .27      .20      .14        .18
   Net realized and unrealized gain (loss)         1.21         .60     2.83     5.64    (4.31)     (1.90)
                                                 ------      ------   ------   ------   ------     ------
      Total from investment operations             1.38         .89     3.10     5.84    (4.17)     (1.72)
                                                 ------      ------   ------   ------   ------     ------
Distributions to shareholders from:
   Net investment income                             --        (.27)    (.22)    (.15)    (.11)      (.12)
   Net realized gain                                 --       (1.64)    (.22)      --       --(c)    (.50)
                                                 ------      ------   ------   ------   ------     ------
      Total distributions                            --       (1.91)    (.44)    (.15)    (.11)      (.62)
                                                 ------      ------   ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD                   $27.54      $26.16   $27.18   $24.52   $18.83     $23.11
                                                 ======      ======   ======   ======   ======     ======
Total Return(b)                                    5.28%(d)    3.25%   12.65%   31.01%  (18.03)%    (6.72)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions           .43%(d)     .91%     .89%     .85%     .94%       .97%
   Expenses, excluding expense reductions           .44%(d)     .91%     .89%     .85%     .94%       .97%
   Net investment income                            .62%(d)    1.11%    1.05%     .93%     .70%       .76%

                                    SIX MONTHS
                                      ENDED                             YEAR ENDED 12/31
                                    6/30/2006      --------------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)        2005         2004        2003       2002       2001
===========================================================================================================
Net Assets, end of period (000)    $1,808,040      $1,592,826   $1,176,597   $644,983   $259,691   $183,562
Portfolio turnover rate                 18.86%(d)       46.71%       27.91%     31.16%     51.79%     60.79%
===========================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Amount is less than $.01.

(d)  Not Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Growth and Income Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated among the funds within the Company on a pro rata basis.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

..50% of the first $1 billion of average daily net assets;
..45% of average daily net assets over $1 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $2,820,642 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and fiscal year ended December 31, 2005 are as follows:

                              SIX MONTHS ENDED
                                  6/30/2006       YEAR ENDED
                                 (UNAUDITED)      12/31/2005
-------------------------------------------------------------
Distributions paid from:
Ordinary income                      $--         $ 22,622,245
Net long-term capital gains           --           85,247,185
-------------------------------------------------------------
   Total distributions paid          $--         $107,869,430
=============================================================

As of June 30, 2006, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $1,637,496,881
------------------------------------------------
Gross unrealized gain                208,168,806
Gross unrealized loss                (33,632,003)
------------------------------------------------
   Net unrealized security gain   $  174,536,803
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 are as follows:

PURCHASES          SALES
---------------------------
$457,013,648   $309,285,975

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2006.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

                                                SIX MONTHS ENDED    YEAR ENDED
                                                  JUNE 30, 2006    DECEMBER 31,
                                                   (UNAUDITED)         2005
-------------------------------------------------------------------------------
Shares sold                                         7,613,149       16,232,672
Shares issued in reorganization (See Note 11)              --        3,737,233
Reinvestment of distributions                              --        4,107,747
Shares reacquired                                  (2,859,493)      (6,478,520)
-------------------------------------------------------------------------------
Increase                                            4,753,656       17,599,132
-------------------------------------------------------------------------------

11.  REORGANIZATION

After the close of business on April 29, 2005, the Fund acquired the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to a plan of reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares (valued at $97,205,428) of the Fund for the 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation and $304,902 of accumulated net realized loss on investments, were combined with those of the Fund. The aggregate net assets of the Fund and Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,313,652,760.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

This report when not used for
  the general information of
shareholders of the fund is to
    be distributed only if
 preceded or accompanied by a
   current fund prospectus.

Lord Abbett mutual fund shares
      are distributed by          Lord Abbett Series Fund, Inc.    LASFGI-3-0606
 LORD ABBETT DISTRIBUTOR LLC         Growth and Income Portfolio          (8/06)

[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   GROWTH OPPORTUNITIES
      PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund - Growth Opportunities Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: As the first half of the six month period came to a close, domestic equities, as measured by the S&P 500(R) Index,(1) were in positive territory and at multiyear highs. Unfortunately, a string of events led to the erosion of those gains, ultimately leaving the S&P 500 down for the period. Triggering the sell-off was a higher than expected March inflation report (released in mid-April).

     As the market came under pressure in the second half of the period, investors reduced their exposure to market risk. Though small capitalization stocks outperformed the broad market in the six months to June, large caps benefited (relative to small caps) in the second half from a flight to quality that occurred as the market consolidated. Like their capitalization, mid cap equities represented the middle ground of equity performance; outperforming the lagging large caps, while trailing the higher returns of small caps. Within the S&P 500, the top performing sectors were energy, telecommunications, and industrials. The performance of the energy sector was well correlated to gains in the spot market for crude oil, while industrials rallied due to positive underlying macroeconomic fundamentals. The positive six month performance turned in by the telecommunications sector was biased by a very robust first quarter. The worst performing sectors were information technology and healthcare.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 2.6%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared with its benchmark, the Russell Midcap(R) Growth Index,(2) which returned 2.6% in the same period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR: 8.43% AND SINCE INCEPTION (APRIL 30, 2003): 11.91%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions, but does not include

--------------------------------------------------------------------------------

mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. During certain periods, certain expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The other energy sector was the largest contributor to the Fund's performance relative to its benchmark in the period. Within this sector, Weatherford International Ltd., a provider of equipment and services used for the drilling, completion, and production of oil and natural gas wells, was the Fund's second best individual contributor and the portfolio's second largest holding at period end. Halliburton Co., a supplier of energy, engineering, and construction services, also contributed to performance.

     Also adding to relative performance was the consumer discretionary sector. Among the individual holdings adding to performance in this sector were Too, Inc., a retail apparel and personal care products company, and hotel operator Starwood Hotels & Reports Worldwide, Inc.

     The financial services sector was the third best contributor to relative performance. Alliance Data Systems Corp., a provider of transaction services, credit services, and marketing services to retail companies, was the Fund's number-one individual contributor and the portfolio's fourth largest holding. Equipment rental company United Rentals, Inc., also added to performance.

     Among other individual holdings adding to performance were: Nucor Corp., a manufacturer of steel products; Citrix Systems, Inc., a supplier of access infrastructure software and services; Network Appliance, Inc., which delivers unified storage solutions for data-intensive enterprises; and Fisher Scientific International Inc., a provider of biochemicals, cell-culture media and rapid-diagnostic tests.

     Overall, the healthcare sector was the biggest detractor from the Fund's relative performance. Healthcare insurer UnitedHealth Group, Inc., was the largest single detractor from performance in the period. Other stocks in the sector hurting performance were: Genzyme Corp., a global biotechnology company; Omnicare, Inc., a provider of professional pharmacy-related consulting; and Barr Pharmaceuticals Inc., a maker of

--------------------------------------------------------------------------------

generic and proprietary prescription pharmaceuticals.

     Technology sector stocks were the second biggest detractors from relative performance in the period. Among the technology holdings whose performance disappointed were: Websense, Inc., a provider of employee Internet management solutions; Comverse Technology, Inc., a maker of computer and telecommunications systems and software; Hyperion Solutions Corp., a developer of business analysis software; and Intersil Corp., a manufacturer of high performance analog semiconductors.

     The portfolio's underweight in the utilities sector also detracted from performance in the period.

     Other individual detractors included: Hexcel Corp., a manufacturer of reinforcement products, composite materials, and engineered products, and the Fund's second biggest individual detractor, and Axis Capital Holdings Ltd., a provider of specialty lines and treaty reinsurance on a global basis.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks also are members of the Russell 1000(R) Growth Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund.

Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING    EXPENSES PAID
                                            ACCOUNT     ACCOUNT      DURING THE
                                             VALUE       VALUE        PERIOD+
                                           ---------   ---------   -------------
                                                                       1/1/06 -
                                            1/1/06      6/30/06       6/30/06
                                           ---------   ---------   -------------
CLASS VC

Actual                                     $1,000.00   $1,026.20       $6.03
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,018.86       $6.01

+ Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                    %**

Auto & Transportation      2.36%
Consumer Discretionary    18.65%
Consumer Staples           1.05%
Financial Services        13.03%
Healthcare                11.50%
Materials & Processing     4.46%
Other                      0.85%
Other Energy              10.38%
Producer Durables          6.94%
Technology                19.57%
Short-Term Investments    11.21%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCKS 92.41%
ADVERTISING AGENCY 2.72%
LAMAR ADVERTISING CO.*                                           37,000   $1,993
                                                                          ------
AEROSPACE 1.23%
ROCKWELL COLLINS, INC.                                           16,100      900
                                                                          ------
AGRICULTURE, FISHING & RANCHING 1.51%
MONSANTO CO.                                                     13,100    1,103
                                                                          ------
BANKS 4.57%
CULLEN/FROST BANKERS, INC.                                       25,700    1,473
LAZARD LTD. CLASS A (BERMUDA)(a)                                  9,900      400
NORTHERN TRUST CORP.                                             13,600      752
SVB FINANCIAL GROUP*                                             15,800      718
                                                                          ------
TOTAL                                                                      3,343
                                                                          ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 0.85%
GENZYME CORP.*                                                   10,149      620
                                                                          ------
CASINOS & GAMBLING 1.45%
SCIENTIFIC GAMES CORP. CLASS A*                                  29,900    1,065
                                                                          ------
CHEMICALS 0.89%
ECOLAB, INC.                                                     16,100      653
                                                                          ------
COMMUNICATIONS TECHNOLOGY 3.68%
HARRIS CORP.                                                     21,100      876
TELLABS, INC.*                                                   74,600      993
WEBEX COMMUNICATIONS, INC.*                                      23,200      824
                                                                          ------
TOTAL                                                                      2,693
                                                                          ------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 7.87%
AKAMAI TECHNOLOGIES, INC.*                                       34,800    1,259
AUTODESK, INC.*                                                   4,100      141
CACI INT'L. INC. CLASS A*                                        10,000      583
CITRIX SYSTEMS, INC.*                                            29,300    1,176
COGNIZANT TECH SOLUTIONS CORP.*                                  14,600      984
EQUINIX, INC.*                                                   10,000      549
INFORMATICA CORP.*                                               44,056      580
RED HAT, INC.*                                                   20,900   $  489
TOTAL                                                                      5,761
                                                                          ------
COMPUTER TECHNOLOGY 2.27%
NETWORK APPLIANCE, INC.*                                         29,700    1,049
NVIDIA CORP.*                                                    29,000      617
                                                                          ------
TOTAL                                                                      1,666
                                                                          ------
CONSUMER ELECTRONICS 0.74%
SOHU.COM, INC. (CHINA)*(a)                                       21,100      544
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES 3.09%
CIT GROUP, INC.                                                  14,910      780
MASTERCARD, INC CLASS A*                                         30,900    1,483
                                                                          ------
TOTAL                                                                      2,263
                                                                          ------
DIVERSIFIED PRODUCTION 3.24%
DANAHER CORP.                                                    10,836      697
DOVER CORP.                                                      33,900    1,676
                                                                          ------
TOTAL                                                                      2,373
                                                                          ------
DRUG & GROCERY STORE CHAINS 1.09%
SAFEWAY, INC.                                                    30,800      801
                                                                          ------
DRUGS & PHARMACEUTICALS 1.00%
NEKTAR THERAPEUTICS*                                             29,500      541
SHIRE PHARMACEUTICALS ADR                                         4,400      195
                                                                          ------
TOTAL                                                                        736
                                                                          ------
EDUCATION SERVICES 1.19%
ITT EDUCATIONAL SERVICES, INC.*                                  13,300      875
                                                                          ------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 6.55%
BROADCOM CORP. CLASS A*                                          17,600      529
FREESCALE SEMICONDUCTOR, INC.*                                   25,600      742
INTERSIL HOLDING CORP.                                           36,300      844
MEMC ELECTRONIC MATERIALS, INC.*                                 19,500      731
MICROCHIP TECHNOLOGY, INC.                                       27,400      919
NATIONAL SEMICONDUCTOR CORP.                                     35,200      840
PMC-SIERRA, INC.*                                                20,400      192
                                                                          ------
TOTAL                                                                      4,797
                                                                          ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
ENERGY: MISCELLANEOUS 1.12%
COMPLETE PRODUCTION SERVICES*                                    23,900   $  565
WESTERN REFINING INC.                                            11,900      257
                                                                          ------
TOTAL                                                                        822
                                                                          ------
ENGINEERING & CONTRACTING SERVICES 1.57%
FLUOR CORP.                                                       6,300      585
JACOBS ENGINEERING GROUP, INC.*                                   7,056      562
                                                                          ------
TOTAL                                                                      1,147
                                                                          ------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 2.08%
ALLIANCE DATA SYSTEMS CORP.*                                     25,930    1,525
                                                                          ------
HEALTH & PERSONAL CARE 1.61%
HEALTHWAYS INC.*                                                 11,400      600
OMNICARE, INC.                                                   12,218      580
                                                                          ------
TOTAL                                                                      1,180
                                                                          ------
HEALTHCARE FACILITIES 0.58%
DAVITA, INC.*                                                     8,500      423
                                                                          ------
HEALTHCARE MANAGEMENT SERVICES 0.80%
COMMUNITY HEALTH SYSTEMS, INC.*                                  11,200      411
PEDIATRIX MEDICAL GROUP INC.*                                     3,900      177
                                                                          ------
TOTAL                                                                        588
                                                                          ------
HOTEL/MOTEL 2.86%
HILTON HOTELS CORP.                                              23,100      653
STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                        23,900    1,442
                                                                          ------
TOTAL                                                                      2,095
                                                                          ------
INSURANCE: MULTI-LINE 0.69%
HEALTHEXTRAS, INC.*                                              16,800      508
                                                                          ------
LEISURE TIME 1.27%
PENN NATIONAL GAMING, INC.*                                      23,900      927
                                                                          ------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 8.55%
CAMERON INTERNATIONAL CORP.*                                     19,700   $  941
DRIL-QUIP, INC.*                                                  9,800      808
FMC TECHNOLOGIES, INC.*                                           6,000      405
HALLIBURTON CO.                                                   9,800      727
SEACOR HOLDINGS*                                                  9,300      764
SMITH INTERNATIONAL INC.                                         18,800      836
WEATHERFORD INT'L., LTD.*                                        35,840    1,778
                                                                          ------
TOTAL                                                                      6,259
                                                                          ------
MANUFACTURING 1.09%
INGERSOLL-RAND CO., LTD.
CLASS A (BERMUDA)(a)                                             18,638      797
                                                                          ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 5.82%
CYTYC CORP.*                                                      9,800      249
DENTSPLY INTERNATIONAL INC.                                      16,700    1,012
FISHER SCIENTIFIC INT'L., INC.*                                  18,470    1,349
HENRY SCHEIN, INC.*                                              22,800    1,065
VENTANA MEDICAL SYSTEMS, INC.*                                   12,400      585
                                                                          ------
TOTAL                                                                      4,260
                                                                          ------
MEDICAL SERVICES 1.31%
COVANCE INC.*                                                    15,700      961
                                                                          ------
MISCELLANEOUS: PRODUCER DURABLES 0.97%
BE AEROSPACE, INC.*                                              31,000      709
                                                                          ------
MULTI-SECTOR COMPANIES 0.89%
ITT INDUSTRIES, INC.                                             13,160      651
                                                                          ------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.70%
KNOLL, INC.                                                      27,800      510
                                                                          ------
OIL: CRUDE PRODUCERS 1.13%
XTO ENERGY, INC.                                                 18,716      829
                                                                          ------
RADIO & TV BROADCASTERS 2.07%
ROGERS COMMUNICATIONS, INC.
CLASS B (CANADA)(a)                                              20,100      812

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                                          VALUE
INVESTMENTS                                                    SHARES     (000)
-------------------------------------------------------------------------------
UNIVISION COMMUNICATIONS, INC. CLASS A*                        20,934   $   701
                                                                        -------
TOTAL                                                                     1,513
                                                                        -------
RENTAL & LEASING SERVICES: COMMERCIAL 0.78%
UNITED RENTALS, INC.*                                          17,927       573
                                                                        -------
RESTAURANTS 0.21%
TIM HORTONS, INC.*(a)                                           6,100       157
                                                                        -------
RETAIL 4.59%
MSC INDUSTRIAL DIRECT CO., INC. CLASS A                        13,845       659
NORDSTROM, INC.                                                 7,700       281
O'REILLY AUTOMOTIVE, INC.*                                     21,100       658
TOO, INC.*                                                     34,900     1,340
TRACTOR SUPPLY CO.*                                             7,700       425
                                                                        -------
TOTAL                                                                     3,363
                                                                        -------
SAVINGS & LOAN 0.99%
HUDSON CITY BANCORP INC.                                       54,400       725
                                                                        -------
SECURITIES BROKERAGE & SERVICES 1.36%
INTERCONTINENTALEXCHANGE, INC.*                                 3,700       215
INVESTMENT TECHNOLOGY GROUP*                                   15,400       783
                                                                        -------
TOTAL                                                                       998
                                                                        -------
SERVICES: COMMERCIAL 2.29%
FTI CONSULTING, INC.*                                          21,700       581
LABOR READY, INC.*                                             14,900       338
ROBERT HALF INT'L., INC.                                       18,129       761
                                                                        -------
TOTAL                                                                     1,680
                                                                        -------
STEEL 0.68%
NUCOR CORP.                                                     9,200       499
                                                                        -------
TRUCKERS 2.46%
HEARTLAND EXPRESS, INC.                                        15,833       283
LANDSTAR SYSTEM, INC.                                          32,100     1,516
                                                                        -------
TOTAL                                                                     1,799
                                                                        -------
TOTAL COMMON STOCKS
   (cost $64,203,174)                                                    67,684
                                                                        =======
SHORT-TERM INVESTMENT 11.67%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED 6/30/2006, 4.62% DUE 7/3/2006
   WITH STATE STREET BANK & TRUST CO. COLLATERALIZED BY
   $8,940,000 OF FEDERAL HOME LOAN MORTGAGE CORP. AT 5.50%
   DUE 11/16/2015; VALUE: $8,716,500; PROCEEDS: $8,548,573
   (COST $8,545,283)                                          $ 8,545   $ 8,545
                                                                        =======
TOTAL INVESTMENTS IN SECURITIES 104.08% (cost $72,748,457)               76,229
                                                                        =======
LIABILITIES IN EXCESS OF OTHER ASSETS (4.08%)                            (2,987)
                                                                        -------
NET ASSETS 100.00%                                                      $73,242
                                                                        =======

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $64,203,174)               $67,683,960
Repurchase agreement, at cost and value                               8,545,283
Cash                                                                          5
Receivables:
   Investment securities sold                                           619,220
   Capital shares sold                                                  301,955
   Interest and dividends                                                22,065
   From advisor                                                          11,724
Prepaid expenses                                                            358
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         77,184,570
-------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                    3,807,151
   Management fee                                                        44,132
   Capital shares reacquired                                             12,298
   Directors' fees                                                        3,528
   Fund administration                                                    2,207
Accrued expenses and other liabilities                                   73,206
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     3,942,522
===============================================================================
NET ASSETS                                                          $73,242,048
===============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $68,143,952
Accumulated net investment loss                                        (109,417)
Accumulated net realized gain on investments and foreign currency
   related transactions                                               1,726,741
Net unrealized appreciation on investments, and translation of
   assets and liabilities denominated in foreign currencies           3,480,772
-------------------------------------------------------------------------------
NET ASSETS                                                          $73,242,048
===============================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK
   AUTHORIZED, $.001 PAR VALUE)                                       5,196,683
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                       $     14.09
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                            $  157,038
Interest                                                                113,994
Foreign withholding tax                                                    (190)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 270,842
-------------------------------------------------------------------------------
EXPENSES:
Management fee                                                          251,570
Shareholder servicing                                                   115,349
Reports to shareholders                                                  21,761
Professional                                                             17,107
Custody                                                                  15,078
Fund administration                                                      12,578
Directors' fees                                                             984
Other                                                                        90
-------------------------------------------------------------------------------
Gross expenses                                                          434,517
   Expense reductions (See Note 7)                                       (1,129)
   Expenses assumed by advisor (See Note 3)                             (56,033)
-------------------------------------------------------------------------------
NET EXPENSES                                                            377,355
-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (106,513)
===============================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, security sold short and foreign
   currency related transactions                                       1,376,044
Net change in unrealized depreciation on investments and
   translation of assets and liabilities denominated in foreign
   currencies                                                          (311,228)
===============================================================================
NET REALIZED AND UNREALIZED GAIN                                      1,064,816
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  958,303
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX MONTHS
                                                                ENDED JUNE 30, 2006   FOR THE YEAR ENDED
                                                                    (UNAUDITED)       DECEMBER 31, 2005
INCREASE IN NET ASSETS
OPERATIONS:
Net investment loss                                                 $  (106,513)         $  (178,279)
Net realized gain on investments, security sold short and
   foreign currency related transactions                              1,376,044            1,117,314
Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                   (311,228)           1,514,175
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    958,303            2,453,210
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain                                                            --             (689,621)
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                        21,816,019           30,469,186
Reinvestment of distributions                                                --              689,621
Cost of shares reacquired                                            (2,421,781)          (3,741,499)
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                      19,394,238           27,417,308
========================================================================================================
NET INCREASE IN NET ASSETS                                           20,352,541           29,180,897
========================================================================================================
NET ASSETS:
Beginning of period                                                  52,889,507           23,708,610
--------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $73,242,048          $52,889,507
========================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                     $  (109,417)         $    (2,904)
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                             SIX MONTHS
                                                ENDED         YEAR ENDED     4/30/2003(c)
                                              6/30/2006    ---------------        TO
                                             (UNAUDITED)    2005     2004     12/31/2003
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $13.73        $13.30   $11.96     $10.00
                                             ======        ======   ======     ======
Investment operations:
   Net investment loss(a)                      (.02)         (.06)    (.07)      (.07)
   Net realized and unrealized gain             .38           .68     1.41       2.03
                                             ------        ------   ------    -------
      Total from investment operations          .36           .62     1.34       1.96
                                             ------        ------   ------    -------
Distributions to shareholders from:
   Net realized gain                             --          (.19)      --(e)      --
                                             ------        ------   ------    -------
NET ASSET VALUE, END OF PERIOD               $14.09        $13.73   $13.30     $11.96
                                             ------        ------   ------    -------
Total Return(b)                                2.62%(d)      4.62%   11.23%     19.60%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions
      and expenses assumed                      .59%(d)      1.20%    1.20%       .87%(d)
   Expenses, excluding expense reductions
      and expenses assumed                      .68%(d)      1.42%    1.86%      9.92%(d)
   Net investment loss                         (.17)%(d)     (.49)%   (.58)%     (.60)%(d)

                                             SIX MONTHS
                                                 ENDED         YEAR ENDED       4/30/2003(c)
                                              6/30/2006    ------------------       TO
SUPPLEMENTAL DATA:                           (UNAUDITED)     2005       2004     12/31/2003
============================================================================================
   Net assets, end of period (000)           $73,242       $52,890    $23,709    $2,470
   Portfolio turnover rate                     76.89%(d)    108.55%     78.80%    40.46%(d)
============================================================================================

(a)  Calculated using average shares outstanding during the period.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Commencement of operations.

(d)  Not annualized.

(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Growth Opportunities Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

..80% of the first $1 billion of average daily net assets;

..75% of the next $1 billion of average daily net assets;

..70% of the next $1 billion of average daily net assets;

..65% of average daily net assets over $3 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that the Fund's expenses (excluding management fees) do not exceed an annual rate of .40% of average daily net assets. A similar agreement is in place through April 30, 2007.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $110,062 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

As of June 30, 2006, a portion of the Fund's outstanding shares are held by Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 are as follows:

                              SIX MONTHS ENDED
                                  6/30/2006      YEAR ENDED
                                 (UNAUDITED)     12/31/2005
-----------------------------------------------------------
Distributions paid from:
Ordinary income                      $--          $180,792
Net long-term capital gains           --           508,829
----------------------------------------------------------
   Total distributions paid          $--          $689,621
==========================================================

As of June 30, 2006, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $72,902,381
---------------------------------------------
Gross unrealized gain               4,745,613
Gross unrealized loss              (1,418,751)
---------------------------------------------
   Net unrealized security gain   $ 3,326,862
=============================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 were as follows:

PURCHASES        SALES
-------------------------
$61,704,378   $45,405,363

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2006.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                            SIX MONTHS ENDED
                                              JUNE 30, 2006        YEAR ENDED
                                               (UNAUDITED)     DECEMBER 31, 2005
--------------------------------------------------------------------------------
Shares sold                                    1,511,360           2,297,165
Reinvestment of distributions                         --              50,191
Shares reacquired                               (165,822)           (279,310)
--------------------------------------------------------------------------------
Increase                                       1,345,538           2,068,046
--------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006, are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

  This report when not used for the general information of shareholders of the fund is to be distributed only if preceded or accompanied by a current fund prospectus.

  Lord Abbett mutual fund
 shares are distributed by    Lord Abbett Series Fund, Inc.        LASFGO-3-0606
LORD ABBETT DISTRIBUTOR LLC      Growth Opportunities Portfolio           (8/06)

[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   INTERNATIONAL PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT SERIES FUND -- INTERNATIONAL PORTFOLIO
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund--International Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The global economic upswing continued through first half 2006. Despite a decline in international equity markets during May and June, when developed and emerging markets retreated from their multiyear highs, foreign equity markets posted strong returns for the six month period ended June 30, 2006. During May and June, international markets were challenged by shrinking liquidity and the re-pricing of heavily overbought commodity and emerging market assets. While ultimately a healthy development, it has, nevertheless, shifted the focus of capital markets away from corporate fundamentals and toward macroeconomic indicators, such as inflation and consumer spending. The U.S. Federal Reserve Board (the Fed), and international central banks both raised interest rates, which had a chilling effect on non-U.S. stocks and touched off profit-taking among concerned investors. Emerging market equities saw the largest relative declines as investors worried that slower global growth would lessen import demand from many developed economies. Evidence suggests that as the sell-off continued, many investors shifted their investment portfolios toward high quality fixed income securities, including U.S. Treasuries.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: Lord Abbett Series Fund--International Portfolio returned 9.3%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index,(1) which returned 11.0% in the same period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR: 33.27%, 5 YEARS: 11.49%, AND SINCE INCEPTION (SEPTEMBER 15, 1999): 4.86%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions, but does not include mortality and expense

--------------------------------------------------------------------------------

charges, any administrative policy charges, or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges. During certain periods, certain expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The financials sector was the largest detractor from the Fund's performance relative to its benchmark. Among the individual financials sector holdings disappointing in the period were K.K. DaVinci Advisors, an asset manager; Vivacon AG, a buyer and seller of apartment buildings; and three banks: Bangkok Bank of Thailand, TMB Bank Plc., of Thailand, and the first national bank of Turkey, Turkiye Is Bankasi.

     Elsewhere, the portfolio's participation in the healthcare sector detracted from relative performance, as did an underweight in the materials sector.

     Among the individual holdings disappointing in the period were: Sinolink Worldwide Holdings Ltd., a China-based energy conglomerate, and the Fund's number-one detractor; NGK Insulators, Ltd., a Japanese manufacturer of electrical insulators, industrial ceramic products, and electronic parts; Zodiac SA, a maker of aeronautical, marine leisure, and airline equipment; Meisei Industrial Co., Ltd., which performs thermal insulation works in liquidified natural gas (LNG) tanks and petrochemical plants; and Yamada Denki Co., Ltd., an operator of consumer electronic mass sales stores throughout Japan.

     The greatest contributor to the Fund's performance relative to its benchmark was the information technology sector. Within that sector, CSR Plc, a maker of single-chip Bluetooth radio devices, was the Fund's number-one individual contributor. AAC Acoustic Technology Holdings Inc., a designer of miniature acoustic components used in mobile handsets, also added to performance.

     The consumer staples sector also contributed to relative performance. Davide Campari-Milano S.p.A., a global producer and distributor of branded spirits, wines, and soft drinks, was the Fund's fourth best individual contributor and the portfolio's largest holding at period end.

--------------------------------------------------------------------------------

     The consumer discretionary sector was another contributor to performance relative to the benchmark. Within that sector, Las Vegas Sands Corp., owner and operator of casino resorts in Las Vegas, Nevada, and other parts of the world, added to performance.

     Also adding to performance were: Piraeus Bank, a Greek bank; Unibanco-Uniao de Bancos Brasileiros S.A., a Brazilian bank; Petroleum Geo-Services ASA, an oilfield service company primarily involved in geophysical and floating production services; Tullow Oil plc, an oil and gas producer; Vallourec SA, a manufacturer of steel and alloy tubing; and Geberit, a supplier of commercial plumbing products in the United States.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) Source: S&P/Citigroup. The S&P/Citigroup Extended Market World ex-U.S. Index is a subset of the Global S&P/Citigroup Extended Market Index (EMI). The World ex-U.S. composite includes all developed countries except the United States. S&P/Citigroup Global Equity Index System(SM) and the names of each of the indexes and subindexes that it comprises (GEIS and such indexes and subindexes, each an "Index," and collectively, the "Indexes") are service marks of S&P/Citigroup.

Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING     ENDING      EXPENSES
                                              ACCOUNT     ACCOUNT    PAID DURING
                                               VALUE       VALUE       PERIOD+
                                             ---------   ---------   -----------
                                                                       1/1/06 -
                                               1/1/06     6/30/06      6/30/06
                                             ---------   ---------   -----------
CLASS VC
Actual                                       $1,000.00   $1,093.00      $5.97
Hypothetical (5% Return Before Expenses)     $1,000.00   $1,019.11      $5.76

+ Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                             %**
Basic Materials                    7.75%
Conglomerates                      1.16%
Consumer Cyclicals                12.99%
Consumer Non-Cyclicals             8.13%
Div. Financials                    2.93%
Energy                             6.15%
Healthcare                         5.23%
Ind. Goods & Services             22.91%
Non-Property Financials           15.83%
Property and Property Services     1.65%
Short-Term Investments             4.38%
Technology                         4.35%
Telecommunications                 1.78%
Transportation                     1.25%
Utilities                          3.51%
Total                            100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                     SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCK 93.73%
AUSTRALIA 1.67%
DOWNER EDI LTD.                                                  33,483   $  185
NEWCREST MINING LTD.                                              8,073      127
                                                                          ------
TOTAL                                                                        312
                                                                          ------
AUSTRIA 0.72%
WIENERBERGER AG                                                   2,826      134
                                                                          ------
CANADA 1.27%
ADDAX PETROLEUM CORP.*                                            4,313      116
OPTI CANADA, INC.*                                                5,972      122
                                                                          ------
TOTAL                                                                        238
                                                                          ------
CHINA 1.52%
BEAUTY CHINA HOLDINGS LTD.                                      211,234      101
CELESTIAL NUTRIFOODS LTD.*                                      207,705      182
                                                                          ------
TOTAL                                                                        283
                                                                          ------
DENMARK 1.32%
TOPDANMARK AS*                                                    1,772      247
                                                                          ------
FINLAND 1.21%
KCI KONECRANES OYJ                                               12,489      225
                                                                          ------
FRANCE 6.19%
CASINO GUICHARD-PERRACHON S.A.                                    1,195       91
IPSOS S.A.                                                        1,751      261
NEOPOST S.A.                                                      3,513      400
VALLOUREC S.A.                                                      256      308
ZODIAC S.A.                                                       1,688       95
                                                                          ------
TOTAL                                                                      1,155
                                                                          ------
GERMANY 12.80%
ARQUES INDUSTRIES AG                                              1,257      187
AWD HOLDING AG                                                    7,003      235
FRESENIUS MEDICAL CARE AG & CO. KGAA ADR                          6,100      233
HANNOVER RUCKVERSICHERUNG AG*                                     5,978   $  209
HYPO REAL ESTATE HOLDING AG                                       4,540      276
PATRIZIA IMMOBILIEN AG*                                           5,463      134
PUMA AG RUDOLF DASSLER SPORT                                        538      209
RHEINMETALL AG                                                    3,940      275
TECHEM AG                                                         6,881      318
WACKER CHEMIE AG*                                                 2,902      312
                                                                          ------
TOTAL                                                                      2,388
                                                                          ------
GREECE 1.82%
PIRAEUS BANK S.A.                                                14,247      339
                                                                          ------
HONG KONG 3.64%
AAC ACOUSTIC TECHNOLOGY HOLDINGS, INC.*                         299,428      266
EGANAGOLDPFEIL (HOLDINGS) LTD.                                  636,000      260
SINOLINK WORLDWIDE HOLDINGS LTD.                                820,000      154
                                                                          ------
TOTAL                                                                        680
                                                                          ------
IRELAND 3.07%
FBD HOLDINGS PLC                                                  4,365      206
GRAFTON GROUP PLC UNIT*                                          20,488      258
IRISH LIFE & PERMANENT PLC                                        4,535      108
                                                                          ------
TOTAL                                                                        572
                                                                          ------
ITALY 6.59%
AZIMUT HOLDING SPA                                               21,548      225
DAVIDE CAMPARI-MILANO SPA                                        40,672      422
HERA SPA                                                        110,166      366
MILANO ASSICURAZIONI SPA                                         29,751      217
                                                                          ------
TOTAL                                                                      1,230
                                                                          ------
JAPAN 15.10%
AVEX GROUP HOLDINGS INC.                                          3,700       88

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                    SHARES      (000)
--------------------------------------------------------------------------------
DIAMOND CITY CO., LTD.                                            2,350   $   93
DON QUIJOTE CO., LTD.                                             4,800      109
JUPITER TELECOMMUNICATIONS CO. LTD.*                                273      189
K.K. DAVINCI ADVISORS*                                              134      132
MEISEI INDUSTRIAL CO., LTD.*                                     14,000       76
MIRACA HOLDINGS INC.                                             11,400      279
MISUMI GROUP INC.                                                 4,900       92
MITSUI MINING & SMELTING CO., LTD.                               29,800      176
NABTESCO CORP.                                                   16,912      189
NGK INSULATORS, LTD.                                             15,000      175
NITORI CO., LTD.                                                  3,350      163
SHINKO ELECTRIC INDUSTRIES CO., LTD.                              5,400      157
SUMITOMO RUBBER INDUSTRIES LTD.                                  15,100      166
THK CO., LTD.                                                     3,100       92
TOKUYAMA CORP.                                                   16,100      239
YAMADA DENKI CO., LTD.                                            2,200      224
ZEON CORP.                                                       15,000      179
                                                                          ------
TOTAL                                                                      2,818
                                                                          ------
LUXEMBOURG 2.60%
GEMPLUS INT'L. S.A.*                                             70,608      157
MILLICOM INT'L. CELLULAR S.A.*                                    7,214      328
                                                                          ------
TOTAL                                                                        485
                                                                          ------
NETHERLANDS 2.51%
AALBERTS INDUSTRIES N.V.                                          3,075      226
KONINKLIJKE BAM GROEP N.V.                                       12,204      243
                                                                          ------
TOTAL                                                                        469
                                                                          ------
NETHERLANDS ANTILLES 0.79%
LMA INT'L. N.V.*                                                303,066      147
                                                                          ------
NORWAY 3.24%
DET NORSKE OLJESELSKAP ASA*                                      42,804       86
PETROJARL ASA*                                                    4,600   $   30
PETROLEUM GEO-SERVICES ASA*                                       4,600      259
SONGA OFFSHORE ASA*                                              31,086      230
                                                                          ------
TOTAL                                                                        605
                                                                          ------
SINGAPORE 1.14%
KEPPEL CORP. LTD.                                                23,000      214
                                                                          ------
SPAIN 5.14%
ACS, ACTIVIDADES DE CONSTRUCCION Y SERVICIOS, S.A.                5,672      237
ENAGAS, S.A.                                                     14,927      318
PROSEGUR COMPANIA DE SEGURIDAD, S.A.                             16,202      404
                                                                          ------
TOTAL                                                                        959
                                                                          ------
SWEDEN 2.50%
GETINGE AB CLASS B                                               13,600      231
KAPPAHL HOLDING AB                                               32,026      236
                                                                          ------
TOTAL                                                                        467
                                                                          ------
SWITZERLAND 1.63%
GEBERIT AG                                                          202      233
NOBEL BIOCARE HOLDING AG                                            298       71
                                                                          ------
TOTAL                                                                        304
                                                                          ------
THAILAND 2.71%
BANGKOK BANK PCL                                                 83,179      231
CHAROEN POKPHAND FOODS PUBLIC CO., LTD.                         666,557       94
TMB BANK PUBLIC CO., LTD.*                                    2,048,176      180
                                                                          ------
TOTAL                                                                        505
                                                                          ------
TURKEY 0.32%
TURKIYE IS BANKASI A.S. (ISBANK) GDR                             12,243       60
                                                                          ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
JUNE 30, 2006

                                                                        U.S. $
                                                                         VALUE
INVESTMENTS                                                  SHARES      (000)
--------------------------------------------------------------------------------
UNITED KINGDOM 14.23%
AWG PLC                                                      12,551   $   278
BALFOUR BEATTY PLC                                           38,655       246
CSR PLC*                                                         14        --(a)
INTERTEK GROUP PLC                                           16,699       216
KENSINGTON GROUP PLC                                         10,511       200
MAN GROUP PLC                                                 5,561       262
MICHAEL PAGE INT'L. PLC                                      27,930       181
NORTHGATE PLC                                                 3,773        73
NORTHGATE INFORMORMATION SOLUTIONS PLC*                      93,629       135
PETER HAMBRO MINING PLC*                                      5,590       133
PUNCH TAVERNS PLC                                            20,089       325
RHM PLC                                                      74,908       396
SLOUGH ESTATES PLC                                           18,600       210
                                                                      -------
TOTAL                                                                   2,655
                                                                      -------
TOTAL COMMON STOCKS
   (cost $15,767,724)                                                  17,491
                                                                      =======

                                                             PRINCIPAL    U.S. $
                                                               AMOUNT     VALUE
INVESTMENTS                                                    (000)      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.31%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED 6/30/2006, 4.62% DUE 7/3/2006
   WITH STATE STREET BANK & TRUST CO. COLLATERALIZED BY
   $825,000 OF FEDERAL HOME LOAN MORTGAGE CORP. AT 5.375%
   DUE 5/22/2008; VALUE: $825,000; PROCEEDS: $804,371
   (COST $804,062)                                              $804     $   804
                                                                         -------
TOTAL INVESTMENTS IN SECURITIES 98.04%
   (cost $16,571,786)                                                     18,295
                                                                         =======
FOREIGN CASH AND OTHER ASSETS IN EXCESS OF
   LIABILITIES 1.96%                                                         365
                                                                         =======
NET ASSETS 100.00%                                                       $18,660
                                                                         =======

*    Non-income producing security.

(a)  Value is less than $1,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

Unit More than one class of securities trades together.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $16,571,786)                $18,295,054
Foreign cash, at value (cost $403,173)                                   407,307
Receivables:
   Investment securities sold                                            505,716
   Capital shares sold                                                    33,563
   Interest and dividends                                                  9,347
   From advisor                                                            7,099
Prepaid expenses                                                              66
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          19,258,152
================================================================================
LIABILITIES:
Payables:
   Investment securities purchased                                       536,498
   Management fee                                                         10,410
   Capital shares reacquired                                               5,914
   Directors' fees                                                         1,987
   Fund administration                                                       558
Accrued expenses and other liabilities                                    42,537
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        597,904
================================================================================
NET ASSETS                                                           $18,660,248
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                      $14,631,388
Undistributed net investment income                                      106,925
Accumulated net realized gain on investments and
   foreign currency related transactions                               2,191,569
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies         1,730,366
--------------------------------------------------------------------------------
NET ASSETS                                                           $18,660,248
================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK
   AUTHORIZED, $.001 PAR VALUE)                                        1,636,757
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                        $     11.40
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                            $  208,052
Interest                                                                 12,838
Foreign withholding tax                                                 (13,872)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 207,018
===============================================================================
EXPENSES:
Management fee                                                           61,396
Shareholder servicing                                                    22,962
Professional                                                             19,153
Custody                                                                  16,069
Reports to shareholders                                                  10,375
Fund administration                                                       3,274
Directors' fees                                                             239
Other                                                                        77
-------------------------------------------------------------------------------
Gross expenses                                                          133,545
   Expense reductions (See Note 7)                                         (245)
   Expenses assumed by advisor (See Note 3)                             (39,159)
-------------------------------------------------------------------------------
NET EXPENSES                                                             94,141
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   112,877
===============================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency related
   transactions (net of foreign gains tax)                            1,904,268
Net change in unrealized depreciation on investments and
   translation of assets and liabilities denominated in
   foreign currencies                                                  (929,373)
===============================================================================
NET REALIZED AND UNREALIZED GAIN                                        974,895
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,087,772
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED        FOR THE
                                                              JUNE 30, 2006       YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 2005
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                          $   112,877       $    12,795
Net realized gain on investments and foreign currency
   related transactions                                          1,904,268         1,070,138
Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and liabilities
   denominated in foreign currencies                              (929,373)        1,274,659
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             1,087,772         2,357,592
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain                                                       --          (461,397)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                    7,456,797         5,017,357
Reinvestment of distributions                                           --           461,397
Cost of shares reacquired                                       (2,455,309)       (1,676,730)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                            5,001,488         3,802,024
===============================================================================================
NET INCREASE IN NET ASSETS                                       6,089,260         5,698,219
===============================================================================================
NET ASSETS:
Beginning of period                                             12,570,988         6,872,769
-----------------------------------------------------------------------------------------------
END OF PERIOD                                                  $18,660,248       $12,570,988
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
   INVESTMENT INCOME                                           $   106,925       $    (5,952)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                 ENDED                    YEAR ENDED 12/31
                                               6/30/2006    --------------------------------------------
                                              (UNAUDITED)    2005     2004     2003      2002      2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $10.43       $ 8.56   $ 7.10   $ 5.10   $  6.26   $  8.56
                                               ======       ======   ======   ======   =======   =======
Investment operations:
   Net investment income(a)                       .08          .01      .01      .11       .03       .04
   Net realized and unrealized gain (loss)        .89         2.26     1.46     1.99     (1.14)    (2.33)
                                               ------       ------   ------   ------   -------   -------
      Total from investment operations            .97         2.27     1.47     2.10     (1.11)    (2.29)
                                               ------       ------   ------   ------   -------   -------
Distributions to shareholders from:
   Net investment income                           --           --     (.01)    (.10)     (.05)     (.01)
   Net realized gain                               --         (.40)      --       --        --        --
                                               ------       ------   ------   ------   -------   -------
      Total distributions                          --         (.40)    (.01)    (.10)     (.05)     (.01)
                                               ------       ------   ------   ------   -------   -------
NET ASSET VALUE, END OF PERIOD                 $11.40       $10.43   $ 8.56   $ 7.10   $  5.10   $  6.26
                                               ======       ======   ======   ======   =======   =======
Total Return(b)                                  9.30%(c)    26.63%   20.71%   41.25%   (17.70)%  (26.73)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions
      and expenses assumed                        .57%(c)     1.40     1.34%    1.40%     1.35%     1.03%
   Expenses, excluding expense reductions
      and expenses assumed                        .81%(c)     2.41     3.45%    3.42%     5.77%     6.15%
   Net investment income                          .68%(c)      .14      .12%    1.86%      .45%      .64%

                                               SIX MONTHS
                                                 ENDED                    YEAR ENDED 12/31
                                               6/30/2006    -------------------------------------------
SUPPLEMENTAL DATA:                            (UNAUDITED)     2005     2004     2003     2002     2001
-------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)            $18,660       $12,571   $6,873   $3,580   $1,770   $1,081
   Portfolio turnover rate                      51.77%(c)     70.54%   68.22%   61.83%   59.34%   52.43%
=======================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers International Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund, are generally allocated to the funds within the Company on a pro rata basis.

(f) FOREIGN TRANSACTIONS-The books and the records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized and Unrealized Gain
     (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on the Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. As of June 30, 2006, there were no open forward foreign currency exchange contracts outstanding.

(h) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(i) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

..75% of the first $1 billion of average daily net assets;
..70% of the next $1 billion of average daily net assets;
..65% of average daily net assets over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fees) did not exceed an annual rate of .40% of average daily net assets. A similar agreement is in place through April 30, 2007.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $19,633 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and fiscal year ended 2005 are as follows:

                              SIX MONTHS ENDED
                                  6/30/2006      YEAR ENDED
                                 (UNAUDITED)     12/31/2005
-----------------------------------------------------------
Distributions paid from:
Ordinary income                      $--          $ 10,726
Net long-term capital gains           --           450,671
----------------------------------------------------------
   Total distributions paid          $--          $461,397
==========================================================

As of June 30, 2006, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $16,575,391
---------------------------------------------
Gross unrealized gain               2,301,542
Gross unrealized loss                (581,879)
---------------------------------------------
   Net unrealized security gain   $ 1,719,663
=============================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 were as follows:

 PURCHASES       SALES
------------------------
$12,802,906   $8,233,908

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2006.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                SIX MONTHS ENDED
                                  JUNE 30, 2006        YEAR ENDED
                                   (UNAUDITED)     DECEMBER 31, 2005
--------------------------------------------------------------------
Shares sold                          637,532            538,734
Reinvestment of distributions             --             45,015
Shares reacquired                   (205,933)          (181,244)
--------------------------------------------------------------------
Increase                             431,599            402,505
--------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY FUND DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

          This report when not used for the
general information of shareholders of the fund is to
   be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares
      are distributed by         LORD ABBETT SERIES FUND, INC.   LASFI-3-0606
  LORD ABBETT DISTRIBUTOR LLC          INTERNATIONAL PORTFOLIO         (8/06)

[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   LARGE CAP CORE PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT SERIES FUND - LARGE CAP CORE PORTFOLIO
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund - Large Cap Core Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: As the first half of the six month period came to a close, domestic equities, as measured by the S&P 500(R) Index,(1) were in positive territory and at multiyear highs. Unfortunately, a string of events led to the erosion of those gains, ultimately leaving the S&P 500 down for the period. Triggering the sell-off was a higher than expected March inflation report (released in mid-April).

     As the market came under pressure in the second half of the period, investors reduced their exposure to market risk. Though small capitalization stocks outperformed the broad market in the six months to June, large caps benefited (relative to small caps) in the second half from a flight to quality that occurred as the market consolidated. Within the S&P 500, the top performing sectors were energy, telecommunications, and industrials. The performance of the energy sector was well correlated to gains in the spot market for crude oil, while industrials rallied due to positive underlying macroeconomic fundamentals. The positive six month performance turned in by the telecommunications sector was biased by a very robust first quarter. The worst performing sectors were information technology and healthcare.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 2.8%, reflecting performance at the net asset value (NAV) of Class VC shares, compared with its benchmarks, the Russell 1000(R) Index(2) and the S&P 500 Index, which returned 2.8% and 2.7%, respectively, in the same six month period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR: 8.52% AND SINCE INCEPTION (APRIL 29, 2005): 10.07%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions, but does not include mortality and expense charges, any administrative policy charges, or any deferred sales charges specific to any variable insurance product.

--------------------------------------------------------------------------------

Total returns would be significantly lower with the inclusion of variable insurance contract charges. During certain periods, certain expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Consumer staples sector stocks were the largest contributors to the Fund's performance relative to its benchmark in the period. Among the individual contributors in this sector were: Campbell Soup Co., a maker of branded convenience food products; Diageo Plc, a distiller and marketer of alcoholic beverages; and The Kroger Co., an operator of supermarkets and convenience stores.

     The second strongest contributor to relative performance was the other energy sector. Within that sector, Schlumberger Ltd., an oil services company, was the Fund's number-one individual contributor, and Baker Hughes Inc., a supplier of reservoir-centered products and services to the oil and gas industry, was the Fund's second largest contributor.

     The producer durables sector also added to relative performance. In particular, Emerson Electric Co., a manufacturer of electrical, electromechanical, and electronic products, was a strong individual contributor in the period.

     Among the individual holdings adding to performance were Comcast Corp., an operator of hybrid fiber-coaxial broadband cable communications networks; BellSouth Corp., a provider of telecommunications services and products; Pfizer Inc., a global pharmaceutical company; and General Dynamics, a manufacturer of defense systems to the U.S. government and its allies.

     Overall, the financial services sector was the biggest detractor from relative performance. American International Group, Inc., a provider of a variety of insurance and insurance-related services in the United States and overseas, disappointed.

     The healthcare sector also detracted from relative performance. Within that sector, individual detractors included St. Jude Medical, Inc., a maker of medical devices for the worldwide cardiovascular market; Medtronic, Inc., a provider of device-based medical therapies; health

--------------------------------------------------------------------------------

insurer UnitedHealth Group Inc.; Zimmer Holdings Inc., a maker of orthopedic reconstructive implants and fracture management products; Boston Scientific Corp., a manufacturer of minimally invasive medical devices; and Genzyme Corp., a global biotechnology company. Elsewhere, the portfolio's underweight position in the integrated oils sector also detracted from performance in the period.

     Other individual holdings that disappointed in the period were: Microsoft Corp., a software products developer; Intel Corp., a maker of computer components and related products; and QUALCOMM Inc., a developer of digital wireless communications products and services.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) Russell 1000(R) Index: This index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING    EXPENSES PAID
                                            ACCOUNT     ACCOUNT      DURING THE
                                             VALUE       VALUE        PERIOD+
                                           ---------   ---------   -------------
                                                                      1/1/06 -
                                             1/1/06     6/30/06       6/30/06
                                           ---------   ---------   -------------
CLASS VC
Actual                                     $1,000.00   $1,027.60       $5.48
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.36       $5.46

+ Expenses are equal to the Fund's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                    %**
Auto & Transportation      1.12%
Consumer Discretionary     4.21%
Consumer Staples          15.00%
Financial Services        13.23%
Healthcare                20.27%
Integrated Oils            3.42%
Materials & Processing     6.94%
Other                      3.64%
Other Energy               4.32%
Producer Durables          6.73%
Technology                 9.33%
Utilities                  6.94%
Short-Term Investments     4.85%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                                           VALUE
INVESTMENTS                                                       SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCKS 95.78%
AEROSPACE 3.28%
BOEING CO. (THE)                                                   1,174    $ 96
LOCKHEED MARTIN CORP.                                              1,388     100
NORTHROP GRUMMAN CORP.                                               690      44
UNITED TECHNOLOGIES CORP.                                          1,130      72
                                                                            ----
TOTAL                                                                        312
                                                                            ----
AGRICULTURE, FISHING & RANCHING 2.16%
MONSANTO CO.                                                       2,449     206
                                                                            ----
BANKS 6.01%
BANK OF AMERICA CORP.                                              2,903     140
BANK OF NEW YORK CO., INC. (THE)                                   3,468     112
COMMERCE BANCORP, INC.                                               613      22
JPMORGAN CHASE & CO.                                               2,094      88
PNC FINANCIAL SERVICES GROUP, INC. (THE)                             620      43
SUNTRUST BANKS, INC.                                                 615      47
WACHOVIA CORP.                                                       888      48
WELLS FARGO & CO.                                                  1,074      72
                                                                            ----
TOTAL                                                                        572
                                                                            ----
BEVERAGE: BREWERS 0.09%
ANHEUSER-BUSCH CO., INC.                                             209       9
                                                                            ----
BEVERAGE: SOFT DRINKS 2.99%
COCA-COLA CO. (THE)                                                2,663     114
PEPSICO, INC.                                                      2,848     171
                                                                            ----
TOTAL                                                                        285
                                                                            ----
BIOTECHNOLOGY RESEARCH & PRODUCTION 3.16%
AMGEN, INC.*                                                       1,030      67
BAXTER INT'L., INC.                                                1,761      65
GENZYME CORP.*                                                     1,248      76
IMCLONE SYSTEMS, INC.*                                             2,403      93
                                                                            ----
TOTAL                                                                        301
                                                                            ----
CHEMICALS 0.80%
PRAXAIR, INC.                                                      1,416    $ 76
                                                                            ----
COMMUNICATIONS TECHNOLOGY 3.33%
CORNING, INC.*                                                     5,350     129
MOTOROLA, INC.                                                       934      19
QUALCOMM INC.                                                      4,207     169
                                                                            ----
TOTAL                                                                        317
                                                                            ----
COMPUTER SERVICES, SOFTWARE & SYSTEMS 1.81%
MICROSOFT CORP.                                                    5,988     140
ORACLE CORP.*                                                      2,227      32
                                                                            ----
TOTAL                                                                        172
                                                                            ----
COMPUTER TECHNOLOGY 0.81%
HEWLETT-PACKARD CO.                                                  673      21
INT'L. BUSINESS MACHINES CORP.                                       723      56
                                                                            ----
TOTAL                                                                         77
                                                                            ----
CONSUMER ELECTRONICS 0.40%
ACTIVISION, INC.*                                                  3,223      37
ELECTRONIC ARTS, INC.*                                                34       1
                                                                            ----
TOTAL                                                                         38
                                                                            ----
CONSUMER PRODUCTS 0.54%
KIMBERLY-CLARK CORP.                                                 820      51
                                                                            ----
DIVERSIFIED FINANCIAL SERVICES 2.92%
AMERICAN EXPRESS CO.                                                 566      30
CITIGROUP, INC.                                                    2,879     139
MORGAN STANLEY                                                     1,726     109
                                                                            ----
TOTAL                                                                        278
                                                                            ----
DRUG & GROCERY STORE CHAINS 2.58%
CVS CORP.                                                          3,376     104
KROGER CO. (THE)                                                   5,039     110
WALGREEN CO.                                                         714      32
                                                                            ----
TOTAL                                                                        246
                                                                            ----

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006
                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS 11.39%
ABBOTT LABORATORIES                                               2,954   $  129
BRISTOL-MYERS SQUIBB CO.                                          3,231       83
GILEAD SCIENCES, INC.*                                            1,803      107
GLAXOSMITHKLINE PLC ADR                                           1,345       75
JOHNSON & JOHNSON                                                 3,009      180
KOS PHARMACEUTICALS, INC.*                                          267       10
MEDIMMUNE, INC.*                                                  1,271       34
NOVARTIS AG ADR                                                   3,330      180
PFIZER, INC.                                                      4,556      107
WYETH                                                             4,026      179
                                                                          ------
TOTAL                                                                      1,084
                                                                          ------
ELECTRICAL EQUIPMENT & COMPONENTS 1.77%
EMERSON ELECTRIC CO.                                              2,010      168
                                                                          ------
ELECTRONICS: MEDICAL SYSTEMS 1.37%
MEDTRONIC, INC.                                                   2,772      130
                                                                          ------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 1.58%
ADVANCED MICRO DEVICES, INC.*                                       627       16
INTEL CORP.                                                       2,705       51
TEXAS INSTRUMENTS, INC.                                           2,743       83
                                                                          ------
TOTAL                                                                        150
                                                                          ------
ELECTRONICS: TECHNOLOGY 1.87%
GENERAL DYNAMICS CORP.                                            1,507       98
RAYTHEON CO.                                                      1,793       80
                                                                          ------
TOTAL                                                                        178
                                                                          ------
ENERGY: MISCELLANEOUS 0.72%
GLOBALSANTAFE CORP.
(CAYMAN ISLANDS)(a)                                                 442       26
VALERO ENERGY CORP.                                                 653       43
                                                                          ------
TOTAL                                                                         69
                                                                          ------
ENGINEERING & CONTRACTING SERVICES 0.70%
FLUOR CORP.                                                         718       67
                                                                          ------
ENTERTAINMENT 0.77%
WALT DISNEY CO. (THE)                                             2,440   $   73
                                                                          ------
EXCHANGE TRADED FUND 0.30%
ISHARES MSCI JAPAN INDEX FUND                                     2,161       29
                                                                          ------
FERTILIZERS 0.18%
POTASH CORP. OF SASKATCHEWAN,
   INC. (CANADA)(a)                                                 198       17
                                                                          ------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.03%
AUTOMATIC DATA PROCESSING, INC.                                   2,157       98
                                                                          ------
FINANCIAL: MISCELLANEOUS 0.72%
FEDERAL HOME LOAN MORTGAGE  CORP. CORP.                             462       26
FNMA ASSOC.                                                         885       43
                                                                          ------
TOTAL                                                                         69
                                                                          ------
FOODS 3.09%
CAMPBELL SOUP CO.                                                 3,398      126
KRAFT FOODS, INC. CLASS A                                         5,435      168
                                                                          ------
TOTAL                                                                        294
                                                                          ------
GOLD 3.14%
BARRICK GOLD CORP. (CANADA)(a)                                    3,681      109
NEWMONT MINING CORP.                                              3,593      190
                                                                          ------
TOTAL                                                                        299
                                                                          ------
HEALTH & PERSONAL CARE 1.78%
MEDCO HEALTH SOLUTIONS, INC.*                                     2,438      140
WELLPOINT, INC.*                                                    399       29
                                                                          ------
TOTAL                                                                        169
                                                                          ------
HEALTHCARE MANAGEMENT SERVICES 0.47%
CAREMARK RX, INC.                                                   899       45
                                                                          ------
IDENTIFICATION CONTROL & FILTER DEVICES 0.82%
PARKER HANNIFIN CORP.                                             1,012       78
                                                                          ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                 SHARES    VALUE
INVESTMENTS                                                                (000)
--------------------------------------------------------------------------------
INSURANCE: MULTI-LINE 2.15%
AFLAC INC.                                                        1,812   $   84
AMERICAN INT'L. GROUP, INC.                                       1,221       72
HARTFORD FINANCIAL GROUP, INC. (THE)                                575       49
                                                                          ------
TOTAL                                                                        205
                                                                          ------
INSURANCE: PROPERTY-CASUALTY 0.48%
XL CAPITAL LTD. CLASS A (BERMUDA)(a)                                757       46
                                                                          ------
MACHINERY: AGRICULTURAL 0.32%
DEERE & CO.                                                         361       30
                                                                          ------
MACHINERY: CONSTRUCTION & HANDLING 0.59%
CATERPILLAR INC.                                                    751       56
                                                                          ------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.06%
BAKER HUGHES, INC.                                                1,489      122
SCHLUMBERGER LTD. (NETHERLANDS)(a)                                2,598      169
                                                                          ------
TOTAL                                                                        291
                                                                          ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 2.24%
BOSTON SCIENTIFIC CORP.*                                          4,686       79
ST. JUDE MEDICAL, INC.*                                           1,040       34
ZIMMER HOLDINGS, INC.*                                            1,773      100
                                                                          ------
TOTAL                                                                        213
                                                                          ------
MISCELLANEOUS: CONSUMER STAPLES 1.46%
DIAGEO PLC ADR                                                    2,063      139
                                                                          ------
MULTI-SECTOR COMPANIES 3.36%
GENERAL ELECTRIC CO.                                              8,276      273
HONEYWELL INT'L., INC.                                            1,168       47
                                                                          ------
TOTAL                                                                        320
                                                                          ------
OIL: CRUDE PRODUCERS 0.57%
XTO ENERGY, INC.                                                  1,212       54
                                                                          ------
OIL: INTEGRATED DOMESTIC 0.45%
CONOCOPHILLIPS                                                      661       43
                                                                          ------
OIL: INTEGRATED INTERNATIONAL 2.99%
CHEVRON CORP.                                                     1,544   $   96
EXXONMOBIL CORP.                                                  3,077      189
                                                                          ------
TOTAL                                                                        285
                                                                          ------
RAILROADS 0.39%
UNION PACIFIC CORP.                                                 393       37
                                                                          ------
RETAIL 1.53%
FEDERATED DEPARTMENT STORES INC.                                    248        9
WAL-MART STORES, INC.                                             2,834      137
                                                                          ------
TOTAL                                                                        146
                                                                          ------
SHOES 1.00%
NIKE, INC. CLASS B                                                1,179       95
                                                                          ------
SOAPS & HOUSEHOLD CHEMICALS 4.86%
CLOROX CO. (THE)                                                    907       55
COLGATE-PALMOLIVE CO.                                             2,324      139
PROCTER & GAMBLE CO. (THE)                                        4,827      269
                                                                          ------
TOTAL                                                                        463
                                                                          ------
TRANSPORTATION: MISCELLANEOUS 0.75%
UNITED PARCEL SERVICE, INC. CLASS B                                 863       71
                                                                          ------
UTILITIES: CABLE TV & RADIO 1.62%
COMCAST CORP. CLASS A*                                            4,694      154
                                                                          ------
UTILITIES: ELECTRICAL 2.63%
DOMINION RESOURCES, INC.                                            333       25
PG&E CORP.                                                        2,408       95
PROGRESS ENERGY, INC.                                             1,294       55
SOUTHERN CO. (THE)                                                2,334       75
                                                                          ------
TOTAL                                                                        250
                                                                          ------
UTILITIES: TELECOMMUNICATIONS 2.75%
AT&T INC.                                                         4,077      114
BELLSOUTH CORP.                                                   1,861       67
SPRINT NEXTEL CORP.                                                 995       20
VERIZON COMMUNICATIONS, INC.                                      1,812       61
                                                                          ------
TOTAL                                                                        262
                                                                          ------
TOTAL COMMON STOCKS (cost $8,954,378)                                      9,117
                                                                          ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
INVESTMENTS                                                    (000)      (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.88%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED 6/30/2006,
   4.62% DUE 7/3/2006
   WITH STATE STREET BANK & TRUST CO.
   COLLATERALIZED BY
   $475,000 OF FEDERAL
   HOME LOAN MORTGAGE CORP.
   AT 5.375% DUE 5/22/2008;
   VALUE: $475,000;
   PROCEEDS: $464,862
   (cost $464,683)                                              $465     $  465
                                                                         ------
TOTAL INVESTMENTS IN
   SECURITIES 100.66%
   (cost $9,419,061)                                                      9,582
                                                                         ======
LIABILITIES IN EXCESS OF
   OTHER ASSETS (0.66%)                                                     (63)
                                                                         ======
NET ASSETS 100.00%                                                       $9,519
                                                                         ======

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR  American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $9,419,061)                  $9,581,973
Receivables:
   Investment securities sold                                             30,588
   Capital shares sold                                                    24,971
   Interest and dividends                                                  7,591
   From advisor                                                            3,064
Prepaid expenses                                                               5
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           9,648,192
--------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                        83,172
   Management fee                                                          4,904
   Fund administration                                                       280
   Directors' fees                                                           190
Accrued expenses and other liabilities                                    41,053
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        129,599
================================================================================
NET ASSETS                                                            $9,518,593
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                       $9,290,585
Undistributed net investment income                                       30,707
Accumulated net realized gain on investments                              34,389
Net unrealized appreciation on investments                               162,912
--------------------------------------------------------------------------------
NET ASSETS                                                            $9,518,593
================================================================================
Outstanding shares (50 million shares of
   common stock authorized, $.001 par value)                             852,598
Net asset value, offering and redemption price per share
   (Net assets divided by outstanding shares)                         $    11.16
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                              $ 61,069
Interest                                                                  9,014
Foreign withholding tax                                                    (371)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  69,712
-------------------------------------------------------------------------------
EXPENSES:
Management fee                                                           25,111
Custody                                                                  26,259
Professional                                                             15,111
Reports to shareholders                                                   7,480
Shareholder servicing                                                     6,305
Fund administration                                                       1,435
Directors' fees                                                              96
Other                                                                         4
-------------------------------------------------------------------------------
Gross expenses                                                           81,801
   Expense reductions (See Note 7)                                          (83)
   Expenses assumed by advisor (See Note 3)                             (42,258)
-------------------------------------------------------------------------------
NET EXPENSES                                                             39,460
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    30,252
===============================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and security sold short                 14,647
Net change in unrealized appreciation on investments                     61,133
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                         75,780
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $106,032
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE SIX MONTHS
                                                            ENDED JUNE 30, 2006   APRIL 29, 2005* TO
INCREASE IN NET ASSETS                                          (UNAUDITED)        DECEMBER 31, 2005
OPERATIONS:
Net investment income                                            $   30,252           $   12,711
Net realized gain on investments and security sold short             14,647               19,742
Net change in unrealized appreciation on investments                 61,133              101,779
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                106,032              134,232
====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    --              (12,256)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                     4,495,070            4,964,876
Reinvestment of distributions                                            --               12,256
Cost of shares reacquired                                           (74,597)            (107,020)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS                                   4,420,473            4,870,112
====================================================================================================
NET INCREASE IN NET ASSETS                                        4,526,505            4,992,088
====================================================================================================
NET ASSETS:
Beginning of period                                               4,992,088                   --
----------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $9,518,593           $4,992,088
====================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                              $   30,707           $      455
====================================================================================================

*    Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
                                                            ENDED       4/29/2005(c)
                                                          6/30/2006          TO
                                                         (UNAUDITED)     12/31/2005
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $10.86         $10.00
                                                            ======         ======
Investment operations:
   Net investment income(a)                                    .05            .06
   Net realized and unrealized gain (loss)                     .25            .83
                                                            ------         ------
      Total from investment operations                         .30            .89
                                                            ------         ------
Distributions to shareholders from:
   Net investment income                                        --           (.03)
                                                            ------         ------
NET ASSET VALUE, END OF PERIOD                              $11.16         $10.86
                                                            ======         ======
Total Return(b)                                               2.76%(d)       8.87%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses
      assumed                                                  .54%(d)        .74%(d)
   Expenses, excluding expense reductions and expenses
      assumed                                                 1.13%(d)       7.79%(e)
   Net investment income                                       .42%(d)       1.41%(e)


                                                          SIX MONTHS
                                                            ENDED       4/29/2005(c)
                                                          6/30/2006          TO
SUPPLEMENTAL DATA:                                       (UNAUDITED)     12/31/2005
------------------------------------------------------------------------------------
   Net assets, end of period (000)                          $9,519         $4,992
   Portfolio turnover rate                                   15.95%(d)      24.42%(d)
=====================================================================================

(a)  Calculated using average shares outstanding during the period.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Commencement of operations.

(d)  Not annualized.

(e)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Large-Cap Core Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is growth of capital and growth of income consistent with reasonable risk. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

..70% of the first $1 billion of average daily net assets;
..65% of the next $1 billion of average daily net assets;
..60% of average daily net assets over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the year ending December 31, 2006, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fees) do not exceed an annual rate of .40% of average daily net assets. A similar agreement is in place through April 30, 2007.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $5,354 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 are as follows:

                              SIX MONTHS ENDED
                                  6/30/2006      YEAR ENDED
                                 (UNAUDITED)     12/31/2005
-----------------------------------------------------------
Distributions paid from:
Ordinary income                      $--           $12,256
-----------------------------------------------------------
   Total distributions paid          $--           $12,256
===========================================================

As of June 30, 2006, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $9,422,259
--------------------------------------------
Gross unrealized gain                407,114
Gross unrealized loss               (247,400)
--------------------------------------------
   Net unrealized security gain   $  159,714
============================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 are as follows:

 PURCHASES      SALES
-----------------------
$5,276,490   $1,119,649

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2006.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for Federal income tax purposes until such amounts are paid.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                SIX MONTHS ENDED
                                  JUNE 30, 2006       PERIOD ENDED
                                   (UNAUDITED)     DECEMBER 31, 2005*
---------------------------------------------------------------------
Shares sold                         399,724              468,257
Reinvestment of distributions            --                1,122
Shares reacquired                    (6,623)              (9,882)
---------------------------------------------------------------------
Increase                            393,101              459,497
---------------------------------------------------------------------

* For the period April 29, 2005 (commencement of investment operations) to December 31, 2005.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

   This report when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares
      are distributed by         LORD ABBETT SERIES FUND, INC.   LASFLCC-3-0606
  LORD ABBETT DISTRIBUTOR LLC       LARGE-CAP CORE PORTFOLIO             (8/06)

[LORD ABBETT LOGO]

LORD ABBETT

                                      2006
                                   SEMIANNUAL
                                     REPORT

LORD ABBETT
   SERIES FUND--
   MID CAP VALUE PORTFOLIO

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT SERIES FUND--MID CAP VALUE PORTFOLIO
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Series Fund - Mid Cap Value Portfolio's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: As the first half of the six month period came to a close, domestic equities, as measured by the S&P 500(R) Index,1 were in positive territory and at multiyear highs. Unfortunately, a string of events led to the erosion of those gains, ultimately leaving the S&P 500 down for the period. Triggering the sell-off was a higher than expected March inflation report (released in mid-April).

     As the market came under pressure in the second half of the period, investors reduced their exposure to market risk. Though small capitalization stocks outperformed the broad market in the six months to June, large caps benefited (relative to small caps) in the second half from a flight to quality that occurred as the market consolidated. Like their capitalization, mid cap equities represented the middle ground of equity performance; outperforming the lagging large caps, while trailing the higher returns of small caps. Within the S&P 500, the top performing sectors were energy, telecommunications, and industrials. The performance of the energy sector was well correlated to gains in the spot market for crude oil, while industrials rallied due to positive underlying macroeconomic fundamentals. The positive six month performance turned in by the telecommunications sector was biased by a very robust first quarter. The worst performing sectors were information technology and healthcare.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 0.7%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared with its benchmark, the Russell Midcap(R) Value Index,(2) which

--------------------------------------------------------------------------------

returned 7.0% in the same period. AVERAGE ANNUAL TOTAL RETURNS ARE: 1 YEAR:
6.68%, 5 YEARS: 9.55%, AND SINCE INCEPTION (SEPTEMBER 15, 1999): 14.25%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions, but does not include mortality and expense charges, any administrative policy charges, or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The consumer discretionary sector was the largest detractor from the Fund's performance relative to its benchmark in the period. Among the individual holdings whose performance was disappointing were: Sabre Holdings Corp., a provider of online reservation capabilities for airlines, hotels, and cruises, and the largest holding in the Fund's portfolio; Westwood One, Inc., a supplier of information services and programming for radio and television stations; Interpublic Group of Companies, Inc., an organization of advertising agencies and marketing service companies; R. H. Donnelley Corp., a publisher of telephone directories; and OSI Restaurant Partners, Inc., an operator and franchiser of various restaurant concepts, including Outback Steakhouse.

     The materials and processing sector was the second weakest sector based on its contribution to relative performance. Among the individual holdings detracting from performance were Chemtura Corp., a manufacturer of specialty chemicals, crop protection, and pool products, and Bowater Inc., a maker of newsprint and other paper products.

     The third sector that took away from relative performance was auto and transportation. Within that sector, Dana Corp. was the Fund's number-one detractor. The company provides components and systems for worldwide automotive, heavy truck, off-highway, engine, and industrial markets.

--------------------------------------------------------------------------------

     Elsewhere, healthcare holding Bausch & Lomb Inc., a manufacturer of healthcare products for the eye, was the Fund's second largest individual detractor from performance. ADC Telecommunications, Inc., a provider of communications network infrastructure solutions, also disappointed.

     The sector providing the greatest contribution to the Fund's performance relative to its benchmark was the producer durables sector. Within that sector, Cummins Inc., a manufacturer of diesel engines, was the Fund's third largest individual contributor.

     The second strongest contributor to relative performance was the utilities sector. The largest individual contributor to Fund performance came from that sector: Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications.

     The other energy sector also contributed to relative performance. Adding to performance within that sector were individual holdings GlobalSantaFe Corp., an international offshore and land contract driller, and Halliburton Co., a provider of energy services and engineering and construction services.

     Other individual holdings adding to performance included: OfficeMax Inc., an office products retailer, and the Fund's second largest contributor; Pactiv Corp., a producer of specialty packaging products for food service/food packaging markets; Monsanto Company, a provider of technology-based solutions and agricultural products for the agricultural market; Host Hotels & Resorts Inc., a real estate investment trust that owns or holds controlling interests in upscale and luxury hotel properties; JDS Uniphase Corp., a supplier of communications test and measurement solutions for telecommunications service providers; and Tellabs, Inc., a provider of voice, data, and video transport and network access systems.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

--------------------------------------------------------------------------------

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks also are members of the Russell 1000(R) Value index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

     The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

ACTUAL EXPENSES

     The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING    EXPENSES PAID
                                            ACCOUNT     ACCOUNT      DURING THE
                                             VALUE       VALUE        PERIOD+
                                          ----------   ---------   -------------
                                                                      1/1/06 -
                                            1/1/06       6/30/06      6/30/06
                                          ----------   ---------   -------------
CLASS VC
Actual                                    $1,000,000   $1,006.60       $5.62
Hypothetical
   (5% Return Before Expenses)            $1,000,000   $1,019.20       $5.66

+ For each class of the Fund, expenses are equal to the annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                    %**
Auto & Transportation      1.90%
Consumer Discretionary    24.50%
Consumer Staples           2.37%
Financial Services        12.41%
Healthcare                 6.11%
Materials & Processing    17.01%
Other Energy               5.49%
Producer Durables          5.33%
Technology                10.11%
Utilities                 13.13%
Short-Term Investments     1.64%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30 2006

                                                                          VALUE
INVESTMENTS                                                    SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.06%
ADVERTISING AGENCY 4.14%
INTERPUBLIC GROUP  OF COS. (THE)*                            2,923,400   $24,411
R.H. DONNELLEY CORP.*                                          483,300    26,132
                                                                         -------
TOTAL                                                                     50,543
                                                                         -------
AGRICULTURE, FISHING & RANCHING 1.43%
MONSANTO CO.                                                   208,100    17,520
                                                                         -------
AUTO PARTS: AFTER MARKET 1.89%
GENUINE PARTS CO.                                              555,000    23,121
                                                                         -------
CHEMICALS 3.57%
CHEMTURA CORP.                                               1,571,600    14,679
EASTMAN CHEMICAL CO.                                           536,400    28,966
                                                                         -------
TOTAL                                                                     43,645
                                                                         -------
COMMUNICATIONS TECHNOLOGY 7.06%
ADC TELECOMMUNICATIONS, INC.*                                  897,943    15,139
AVAYA INC.*                                                  1,734,600    19,809
JDS UNIPHASE CORP.*                                          4,377,948    11,076
MCAFEE, INC.*                                                  965,800    23,440
TELLABS, INC.*                                               1,264,623    16,832
                                                                         -------
TOTAL                                                                     86,296
                                                                         -------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 3.02%
CADENCE DESIGN SYSTEMS, INC.*                                1,398,300    23,981
SYBASE, INC.*                                                  663,700    12,876
                                                                         -------
TOTAL                                                                     36,857
                                                                         -------
CONSUMER PRODUCTS 3.67%
AMERICAN GREETINGS CORP.                                       682,300    14,335
SNAP-ON INC.                                                   520,000    21,018
TUPPERWARE BRANDS CORP.                                        478,500     9,422
                                                                         -------
TOTAL                                                                     44,775
                                                                         -------
CONTAINERS & PACKAGING: PAPER & PLASTIC 2.24%
PACTIV CORP.*                                                1,103,900   $27,322
                                                                         -------
DIVERSIFIED MANUFACTURING 1.93%
BALL CORP.                                                     635,900    23,554
                                                                         -------
DRUG & GROCERY STORE CHAINS 2.37%
KROGER CO. (THE)                                               654,300    14,303
SAFEWAY INC.                                                   562,100    14,615
                                                                         -------
TOTAL                                                                     28,918
                                                                         -------
DRUGS & PHARMACEUTICALS 4.00%
KING PHARMACEUTICALS, INC.*                                  1,497,500    25,458
MYLAN LABORATORIES INC.                                      1,170,450    23,409
                                                                         -------
TOTAL                                                                     48,867
                                                                         -------
ENERGY: MISCELLANEOUS 1.94%
GLOBALSANTAFE CORP. (CAYMAN ISLANDS)(a)                        410,110    23,684
                                                                         -------
FERTILIZERS 2.53%
MOSAIC CO. (THE)*                                            1,378,700    21,577
POTASH CORP. OF SASKATCHEWAN INC. (CANADA)(a)                  108,900     9,362
                                                                         -------
TOTAL                                                                     30,939
                                                                         -------
HEALTHCARE MANAGEMENT SERVICES 1.09%
AETNA, INC.                                                    332,400    13,273
                                                                         -------
HOUSEHOLD FURNISHINGS 1.24%
NEWELL RUBBERMAID, INC.                                        584,800    15,105
                                                                         -------
IDENTIFICATION CONTROL & FILTER DEVICES 1.68%
HUBBELL, INC. CLASS B                                          430,700    20,523
                                                                         -------
INSURANCE: LIFE 1.69%
CONSECO, INC.*                                                 892,100    20,608
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30 2006

                                                                          VALUE
INVESTMENTS                                                    SHARES     (000)
--------------------------------------------------------------------------------
INSURANCE: MULTI-LINE 2.67%
GENWORTH FINANCIAL, INC.
CLASS A                                                        447,400   $15,587
SAFECO CORP.                                                   302,679    17,056
                                                                         -------
TOTAL                                                                     32,643
                                                                         -------
INSURANCE: PROPERTY-CASUALTY 6.07%
ACE LTD. (BERMUDA)(a)                                          176,900     8,949
EVEREST RE GROUP, LTD. (BERMUDA)(a)                            141,500    12,250
PARTNERRE LTD. (BERMUDA)(a)                                    371,000    23,762
PMI GROUP, INC.                                                191,200     8,524
XL CAPITAL LTD. CLASS A (BERMUDA)(a)                           337,000    20,658
                                                                         -------
TOTAL                                                                     74,143
                                                                         -------
MACHINERY: AGRICULTURAL 0.46%
CNH GLOBAL N.V. (NETHERLANDS)(a)                               234,840     5,617
                                                                         -------
MACHINERY: ENGINES 1.43%
CUMMINS, INC.                                                  142,600    17,433
                                                                         -------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.85%
HALLIBURTON CO.                                                304,405    22,590
                                                                         -------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.00%
BAUSCH & LOMB, INC.                                            249,800    12,250
                                                                         -------
METAL FABRICATING 2.15%
TIMKEN CO. (THE)                                               785,500    26,322
                                                                         -------
MISCELLANEOUS: EQUIPMENT 1.75%
W.W. GRAINGER, INC.                                            284,600    21,411
                                                                         -------
OIL: CRUDE PRODUCERS 1.68%
EOG RESOURCES, INC.                                            296,500    20,559
                                                                         -------
PAPER 3.10%
BOWATER, INC.                                                  621,300    14,134
MEADWESTVACO CORP.                                             850,400    23,752
                                                                         -------
TOTAL                                                                     37,886
                                                                         -------
PUBLISHING: MISCELLANEOUS 2.28%
R.R. DONNELLEY & SONS CO.                                      870,789   $27,822
                                                                         -------
RADIO & TV BROADCASTERS 1.92%
CLEAR CHANNEL COMMUNICATIONS, INC.                             757,200    23,435
                                                                         -------
REAL ESTATE INVESTMENT TRUSTS 1.94%
HOST HOTELS & RESORTS INC.                                   1,084,800    23,725
                                                                         -------
RESTAURANTS 2.49%
BRINKER INT'L., INC.                                           472,600    17,155
OSI RESTAURANT PARTNERS, INC.                                  311,900    10,792
YUM! BRANDS, INC.                                               48,600     2,443
                                                                         -------
TOTAL                                                                     30,390
                                                                         -------
RETAIL 5.46%
FEDERATED DEPARTMENT STORES INC.                               555,992    20,349
FOOT LOCKER, INC.                                              948,800    23,236
OFFICEMAX, INC.                                                566,600    23,089
                                                                         -------
TOTAL                                                                     66,674
                                                                         -------
SERVICES: COMMERCIAL 3.24%
ALLIED WASTE INDUSTRIES, INC.*                                 759,700     8,630
SABRE HOLDINGS CORP. CLASS A                                 1,408,000    30,976
                                                                         -------
TOTAL                                                                     39,606
                                                                         -------
UTILITIES: ELECTRICAL 8.07%
AMEREN CORP.                                                   486,000    24,543
CMS ENERGY CORP.*                                            1,608,800    20,818
NISOURCE, INC.                                               1,026,600    22,421
NORTHEAST UTILITIES SYSTEM                                   1,080,000    22,323
PUGET ENERGY INC.                                              395,200     8,489
                                                                         -------
TOTAL                                                                     98,594
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
JUNE 30 2006

                                                                         VALUE
INVESTMENTS                                                 SHARES       (000)
--------------------------------------------------------------------------------
UTILITIES: GAS DISTRIBUTORS 0.56%
SOUTHWEST GAS CORP.                                         219,700   $    6,885
                                                                      ----------
UTILITIES: TELECOMMUNICATIONS 4.45%
CENTURYTEL, INC.                                            426,900       15,859
EMBARQ CORP.*                                               222,100        9,104
QWEST COMMUNICATIONS INT'L INC.*                          3,640,690       29,453
                                                                      ----------
TOTAL                                                                     54,416
                                                                      ----------
TOTAL COMMON STOCKS
(cost $1,054,804,250)                                                  1,197,951
                                                                      ==========

                                                          PRINCIPAL
                                                            AMOUNT
                                                            (000)
                                                          ---------
SHORT-TERM INVESTMENT 1.63%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED 6/30/2006,
4.62% DUE 7/3/2006 WITH STATE STREET BANK &
TRUST CO. COLLATERALIZED BY $20,850,000 OF FEDERAL
HOME LOAN MORTGAGE CORP. AT 5.50% DUE 11/16/2015;
VALUE: $20,328,750; PROCEEDS: $19,935,602
(COST $19,927,930)                                         $19,928    $   19,928
                                                                      ----------
TOTAL INVESTMENTS IN SECURITIES 99.69%
(cost $1,074,732,181)                                                  1,217,879
                                                                      ==========
OTHER ASSETS IN EXCESS OF LIABILITIES 0.31%                                3,747
                                                                      ==========
NET ASSETS 100.00%                                                    $1,221,626
                                                                      ==========

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $1,074,732,181)          $1,217,878,699
Receivables:
   Investment securities sold                                          8,161,901
   Interest and dividends                                              1,577,726
   Capital shares sold                                                 1,293,876
Prepaid expenses                                                           7,829
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       1,228,920,031
================================================================================
LIABILITIES:
Payables:
   Investment securities purchased                                     4,539,796
   Capital shares reacquired                                           1,502,819
   Management fee                                                        710,566
   Directors' fees                                                        54,766
   Fund administration                                                    38,435
Accrued expenses and other liabilities                                   447,458
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      7,293,840
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,221,626,191
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $1,023,218,190
Undistributed net investment income                                    2,978,589
Accumulated net realized gain on investments                          52,282,894
Net unrealized appreciation on investments                           143,146,518
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,221,626,191
================================================================================
OUTSTANDING SHARES (200 MILLION SHARES OF COMMON STOCK
   AUTHORIZED, $.001 PAR VALUE)                                       57,540,026
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                     $        21.23
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                          $  8,963,435
Interest                                                                935,834
Foreign withholding tax                                                 (15,663)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               9,883,606
===============================================================================
EXPENSES:
Management fee                                                        4,540,193
Shareholder servicing                                                 2,012,292
Fund administration                                                     245,271
Reports to shareholders                                                  49,710
Custody                                                                  39,257
Professional                                                             26,356
Directors' fees                                                          21,533
Other                                                                     4,601
-------------------------------------------------------------------------------
Gross expenses                                                        6,939,213
   Expense reductions (See Note 7)                                      (14,249)
-------------------------------------------------------------------------------
NET EXPENSES                                                          6,924,964
===============================================================================
NET INVESTMENT INCOME                                                 2,958,642
===============================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                     24,025,896
Net change in unrealized depreciation on investments                (19,570,314)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      4,455,582
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  7,414,224
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2006   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                      (UNAUDITED)        DECEMBER 31, 2005
OPERATIONS:
Net investment income                     $    2,958,642        $    5,180,378
Net realized gain on investments              24,025,896            85,291,083
Net change in unrealized depreciation
   on investments                            (19,570,314)             (133,049)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             7,414,224            90,338,412
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                 --            (5,094,768)
Net realized gain                                     --           (69,614,384)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   --           (74,709,152)
================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                 98,810,031           380,312,246
Net proceeds in connection with
   acquisition of Phoenix-Lord Abbett
   Mid-Cap Value Series (See Note 11)                 --            29,922,414
Reinvestment of distributions                         --            74,709,152
Cost of shares reacquired                    (81,617,662)         (137,981,366)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS            17,192,369           346,962,446
================================================================================
NET INCREASE IN NET ASSETS                    24,606,593           362,591,706
================================================================================
NET ASSETS:
Beginning of period                        1,197,019,598           834,427,892
--------------------------------------------------------------------------------
END OF PERIOD                             $1,221,626,191        $1,197,019,598
================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME       $    2,978,589        $       19,947
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                          SIX MONTHS
                                            ENDED                      YEAR ENDED 12/31
                                          6/30/2006     ----------------------------------------------
                                         (UNAUDITED)     2005     2004        2003     2002      2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $21.09      $20.79   $17.04      $13.86   $15.45    $14.38
                                            ======      ======   ======      ======   ======    ======
Investment operations:
   Net investment income(a)                    .05         .11      .09         .11      .14       .13
   Net increase from payment by an
      affiliate on the disposal of
      investments in violation of
      investment restriction                    --          --       --(c)       --       --       --
   Net realized and unrealized gain
      (loss)                                   .09        1.60     4.01        3.32    (1.65)     1.03
                                            ------      ------   ------      ------   ------    ------
      Total from investment operations         .14        1.71     4.10        3.43    (1.51)     1.16
                                            ------      ------   ------      ------   ------    ------
Distributions to shareholders from:
   Net investment income                        --        (.10)    (.06)       (.08)    (.08)     (.05)
   Net realized gain                            --       (1.31)    (.29)       (.17)      --      (.04)
                                            ------      ------   ------      ------   ------    ------
      Total distributions                       --       (1.41)    (.35)       (.25)    (.08)     (.09)
                                            ------      ------   ------      ------   ------    ------
NET ASSET VALUE, END OF PERIOD              $21.23      $21.09   $20.79      $17.04   $13.86    $15.45
                                            ======      ======   ======      ======   ======    ======
Total Return(b)                                .66%(e)    8.22%   24.04%(d)   24.75%   (9.78)%    8.05%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions and expenses assumed          .56%(e)    1.13%    1.17%       1.08%    1.11%      .99%
   Expenses, excluding expense
      reductions and expenses assumed          .56%(e)    1.13%    1.17%       1.08%    1.16%     1.20%
   Net investment income                       .24%(e)     .51%     .46%        .75%     .95%      .88%

                                          SIX MONTHS
                                            ENDED                            YEAR ENDED 12/31
                                          6/30/2006       -----------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2005        2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)        $1,221,626      $1,197,020   $834,428   $371,607   $145,827   $35,386
   Portfolio turnover rate                     13.87%(e)       24.67%     17.61%     15.38%     21.84%    27.83%
===============================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b)  Total return assumes the reinvestment of all distributions.

(c)  Amount is less than $.01.

(d) The effect of payment from an affiliate for violation of investment restriction on total return is less than .01%.

(e)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers the Mid-Cap Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

..75% of the first $1 billion of average daily net assets;
..70% of the next $1 billion of average daily net assets;
..65% of average daily net assets over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2006, the Fund incurred expenses of $1,962,170 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and fiscal year ended December 31, 2005 are as follows:

                              SIX MONTHS ENDED
                                  6/30/2006       YEAR ENDED
                                (UNAUDITED)       12/31/2005
------------------------------------------------------------
Distributions paid from:
Ordinary income                      $--         $13,025,856
Net long-term capital gains           --          61,683,296
------------------------------------------------------------
   Total distributions paid          $--         $74,709,152
============================================================

As of June 30, 2006, the aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $1,075,374,760
------------------------------------------------
Gross unrealized gain                176,141,666
Gross unrealized loss                (33,637,727)
------------------------------------------------
   Net unrealized security gain   $  142,503,939
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 were as follows:

PURCHASES          SALES
---------------------------
$202,799,078   $165,454,968

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2006.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director, who is associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                 SIX MONTHS ENDED    YEAR ENDED
                                                   JUNE 30, 2006    DECEMBER 31,
                                                   (UNAUDITED)          2005
--------------------------------------------------------------------------------
Shares sold                                          4,588,496      18,080,363
Shares issued in reorganization (See Note 11)               --       1,515,826
Reinvestment of distributions                               --       3,542,397
Shares reacquired                                   (3,802,157)     (6,521,642)
--------------------------------------------------------------------------------
Increase                                               786,339      16,616,944
--------------------------------------------------------------------------------

11.  REORGANIZATION

After the close of business on April 29, 2005, the Fund acquired the net assets of the Phoenix-Lord Abbett Mid-Cap Value Series pursuant to a plan of reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares (valued at $29,922,414) of the Fund and 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date, including $3,926,421 of unrealized appreciation and $40,297 of accumulated net realized loss on investments, were combined with those of the Fund. The aggregate net assets of the Fund and Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Fund immediately after the acquisition were $925,179,582.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the twelve month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388;
(ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY FUND DISCLOSURE

The Company is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

 This report when not used for
   the general information of
shareholders of the fund is to
be distributed only if preceded
  or accompanied by a current
        fund prospectus.

 Lord Abbett mutual fund shares
      are distributed by          LORD ABBETT SERIES FUND, INC.   LASFMCV-3-0606
  LORD ABBETT DISTRIBUTOR LLC        MID-CAP VALUE PORTFOLIO              (8/06)

ITEM 2:         CODE OF ETHICS.
                Not applicable.

ITEM 3:         AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4:         PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                Not applicable.

ITEM 5:         AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6:         SCHEDULE OF INVESTMENTS.
                Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 8:         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                COMPANIES.
                Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                Not applicable.

ITEM 10:        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees ("Procedures"). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

ITEM 11:        CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:        EXHIBITS.

         (a)(1) Amendments to Code of Ethics - Not applicable.

         (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

         (a)(3) Not applicable.

         (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     LORD ABBETT SERIES FUND, INC.


                                     /s/ Robert S. Dow
                                     -----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President





                                     /s/ Joan A. Binstock
                                     --------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President



Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                     LORD ABBETT SERIES FUND, INC.



                                     /s/ Robert S. Dow
                                     -----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President





                                     /s/ Joan A. Binstock
                                     --------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President




Date: August 10, 2006